UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 08821
                                                     ----------

                              RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2005
                                            -----------------

                    Date of reporting period: MARCH 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  89.4%
FINANCIALS 17.4%
  BANKS 5.6%
  Bank of America Corp.                   33,542   $   1,479,202
  Wachovia Corp.+                         16,450         837,470
  BB&T Corp.+                             11,350         443,558
  National City Corp.                     12,939         433,457
  Wells Fargo & Co.                        6,380         381,524
  M&T Bank Corp.                           3,640         371,498
  Comerica, Inc.                           6,430         354,164
  Regions Financial Corp.                  6,670         216,108
  U.S. Bancorp                             2,760          79,543
                                                   -------------

TOTAL BANKS                                            4,596,524
                                                   -------------
  INSURANCE 4.2%
  American International Group,
      Inc.+                               12,800         709,248
  Allstate Corp.+                         10,200         551,412
  MetLife, Inc.                           12,430         486,013
  AFLAC, Inc.                             11,340         422,529
  Chubb Corp.+                             5,090         403,484
  Loews Corp.                              5,360         394,174
  XL Capital Ltd.                          4,940         357,508
  Cincinnati Financial Corp.               2,680         116,875
                                                   -------------

TOTAL INSURANCE                                        3,441,243
                                                   -------------
  DIVERSIFIED FINANCIALS 3.1%
  Citigroup, Inc.                         28,570       1,283,936
  J.P. Morgan Chase & Co.                 15,680         542,528
  Principal Financial Group,
      Inc.                                 9,840         378,741
  CIT Group, Inc.                          8,800         334,400
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                           2,539,605
                                                   -------------
  CONSUMER FINANCE 2.1%
  American Express Co.                     9,100         467,467
  SLM Corp.                                9,065         451,800
  Capital One Financial Corp.+             5,569         416,394
  Providian Financial Corp.*+             19,290         331,016
  MBNA Corp.                               3,170          77,824
                                                   -------------

TOTAL CONSUMER FINANCE                                 1,744,501
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.2%
  Fannie Mae+                              6,900         375,705

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Countrywide Financial Corp.+            10,610   $     344,400
  MGIC Investment Corp.                    5,028         310,077
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                       1,030,182
                                                   -------------
  CAPITAL MARKETS 1.2%
  Franklin Resources, Inc.+                5,870         402,976
  Bear Stearns Cos., Inc.                  3,740         373,626
  Morgan Stanley                           2,000         114,500
  Merrill Lynch & Co., Inc.                1,190          67,354
  Goldman Sachs Group, Inc.+                 476          52,355
                                                   -------------

TOTAL CAPITAL MARKETS                                  1,010,811
                                                   -------------
  REAL ESTATE 0.0%
  Apartment Investment &
      Management Co. -- Class A+             810          30,132
                                                   -------------

TOTAL REAL ESTATE                                         30,132
                                                   -------------

TOTAL FINANCIALS                                      14,392,998
                                                   -------------
INFORMATION TECHNOLOGY 13.9%
  SOFTWARE 3.0%
  Microsoft Corp.                         60,840       1,470,503
  BMC Software, Inc.*                     20,055         300,825
  Symantec Corp.*+                        13,700         292,221
  Oracle Corp.*                           12,298         153,479
  Compuware Corp.*                        17,820         128,304
  Veritas Software Corp.*+                 3,528          81,920
  Computer Associates
      International, Inc.+                 1,770          47,967
                                                   -------------

TOTAL SOFTWARE                                         2,475,219
                                                   -------------
  COMPUTERS & PERIPHERALS 3.0%
  International Business
      Machines Corp.                       7,930         724,643
  Hewlett-Packard Co.                     30,192         662,412
  EMC Corp./MA*                           38,200         470,624
  Dell, Inc.*                              9,390         360,764
  Apple Computer, Inc.*                    4,150         172,931
  NCR Corp.*+                              1,980          66,805
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                          2,458,179
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  IT CONSULTING & SERVICES 2.4%
  Electronic Data Systems Corp.+          17,790   $     367,719
  Fiserv, Inc.*+                           9,140         363,772
  Computer Sciences Corp.*+                7,822         358,639
  Affiliated Computer Services,
      Inc. -- Class A*+                    6,612         352,023
  Sabre Holdings Corp.+                   14,980         327,762
  SunGard Data Systems, Inc.*+             7,310         252,195
                                                   -------------

TOTAL IT CONSULTING & SERVICES                         2,022,110
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.3%
  Intel Corp.                             34,540         802,364
  Micron Technology, Inc.*+               30,560         315,990
  Freescale Semiconductor, Inc.
      -- Class B*                         18,230         314,468
  Broadcom Corp. -- Class A*+              9,480         283,642
  Applied Materials, Inc.*                12,400         201,500
  National Semiconductor Corp.             1,350          27,824
  Texas Instruments, Inc.                    360           9,176
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              1,954,964
                                                   -------------
  COMMUNICATIONS EQUIPMENT 2.3%
  Motorola, Inc.+                         35,696         534,369
  Cisco Systems, Inc.*                    27,500         491,975
  Tellabs, Inc.*                          45,480         332,004
  Comverse Technology, Inc.*+              9,280         234,042
  Scientific-Atlanta, Inc.+                7,800         220,116
  Qualcomm, Inc.                           2,640          96,756
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                         1,909,262
                                                   -------------
  OFFICE ELECTRONICS 0.5%
  Xerox Corp.*+                           25,614         388,052
                                                   -------------

TOTAL OFFICE ELECTRONICS                                 388,052
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
  Molex, Inc.                             13,060   $     344,262
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 344,262
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                          11,552,048
                                                   -------------
HEALTH CARE 11.5%
  PHARMACEUTICALS 5.9%
  Johnson & Johnson, Inc.+                24,220       1,626,615
  Pfizer, Inc.                            61,790       1,623,223
  Merck & Co., Inc.                       20,900         676,533
  Abbott Laboratories                     13,150         613,053
  Eli Lilly & Co.                          2,210         115,141
  Forest Laboratories, Inc.*               2,700          99,765
  Watson Pharmaceuticals, Inc.*+           2,268          69,696
  Wyeth                                    1,510          63,692
  Bristol-Myers Squibb Co.+                1,020          25,969
                                                   -------------

TOTAL PHARMACEUTICALS                                  4,913,687
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 3.1%
  HCA, Inc.+                               9,020         483,201
  Aetna, Inc.+                             5,980         448,201
  CIGNA Corp.                              4,190         374,167
  Laboratory Corporation of
      America Holdings*+                   6,960         335,472
  Caremark Rx, Inc.*+                      7,630         303,521
  Medco Health Solutions, Inc.*+           5,650         280,070
  Cardinal Health, Inc.+                   2,940         164,052
  UnitedHealth Group, Inc.+                1,075         102,534
  WellPoint, Inc.*                           690          86,492
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                 2,577,710
                                                   -------------
  BIOTECHNOLOGY 1.3%
  Amgen, Inc.*                            10,061         585,651
  Biogen Idec, Inc.*                       9,616         331,848
  Applera Corp. - Applied
      Biosystems Group+                    4,830          95,344
  Gilead Sciences, Inc.*                   1,650          59,070
                                                   -------------

TOTAL BIOTECHNOLOGY                                    1,071,913
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
  Thermo Electron Corp.*                  12,170   $     307,779
  PerkinElmer, Inc.                       14,553         300,229
  Bausch & Lomb, Inc.+                     3,120         228,696
  Medtronic, Inc.+                         2,416         123,095
  Becton, Dickinson & Co.                    150           8,763
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   968,562
                                                   -------------

TOTAL HEALTH CARE                                      9,531,872
                                                   -------------
CONSUMER DISCRETIONARY 10.5%
  MEDIA 3.5%
  Time Warner, Inc.*+                     47,734         837,732
  Comcast Corp. -- Class A*+              24,056         812,612
  Walt Disney Co.+                        24,220         695,840
  Viacom, Inc. -- Class B                 13,303         463,343
  McGraw-Hill Cos., Inc.+                  1,240         108,190
                                                   -------------

TOTAL MEDIA                                            2,917,717
                                                   -------------
  SPECIALTY RETAIL 2.0%
  Best Buy Co., Inc.                       7,770         419,658
  Circuit City Stores, Inc.               20,740         332,877
  Home Depot, Inc.+                        7,140         273,033
  Limited Brands, Inc.+                   11,160         271,188
  Sherwin-Williams Co.                     6,140         270,098
  AutoNation, Inc.*+                       2,290          43,373
  Toys "R" Us, Inc.*                         910          23,442
                                                   -------------

TOTAL SPECIALTY RETAIL                                 1,633,669
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.4%
  McDonald's Corp.                        14,853         462,522
  Marriott International, Inc.
      -- Class A+                          4,210         281,481
  Starwood Hotels & Resorts
      Worldwide, Inc.+                     3,598         215,988
  Darden Restaurants, Inc.+                4,010         123,027
  Hilton Hotels Corp.                      2,680          59,898
  Carnival Corp.+                            250          12,952
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                     1,155,868
                                                   -------------
  MULTILINE RETAIL 1.0%
  Federated Department Stores,
      Inc.+                                6,040         384,386
  Dillard's, Inc. -- Class A+             13,444         361,644

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Sears Holdings Corp.*+                     630   $      83,897
  Target Corp.                               170           8,503
                                                   -------------

TOTAL MULTILINE RETAIL                                   838,430
                                                   -------------
  TEXTILES & APPAREL 0.7%
  Nike, Inc. -- Class B+                   5,216         434,545
  VF Corp.                                 2,020         119,463
                                                   -------------

TOTAL TEXTILES & APPAREL                                 554,008
                                                   -------------
  AUTO COMPONENTS 0.5%
  Cooper Tire & Rubber Co.+               16,220         297,799
  Johnson Controls, Inc.                   2,430         135,497
                                                   -------------

TOTAL AUTO COMPONENTS                                    433,296
                                                   -------------
  INTERNET & CATALOG RETAIL 0.5%
  eBay, Inc.*                              9,960         371,110
                                                   -------------

TOTAL INTERNET & CATALOG RETAIL                          371,110
                                                   -------------
  DISTRIBUTORS 0.4%
  Genuine Parts Co.                        7,160         311,388
                                                   -------------

TOTAL DISTRIBUTORS                                       311,388
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Eastman Kodak Co.+                       8,490         276,350
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                       276,350
                                                   -------------
  AUTOMOBILES 0.1%
  Harley-Davidson, Inc.                    1,540          88,950
  General Motors Corp.+                      150           4,409
                                                   -------------

TOTAL AUTOMOBILES                                         93,359
                                                   -------------
  HOUSEHOLD DURABLES 0.1%
  Stanley Works                            1,110          50,250
  Black & Decker Corp.                       480          37,915
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                  88,165
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           8,673,360
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INDUSTRIALS 10.4%
  INDUSTRIAL CONGLOMERATES 4.0%
  General Electric Co.                    62,310   $   2,246,899
  Tyco International Ltd.+                22,275         752,895
  Textron, Inc.                            2,370         176,849
  3M Co.+                                  1,645         140,960
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                         3,317,603
                                                   -------------
  MACHINERY 1.7%
  Dover Corp.                              9,133         345,136
  Caterpillar, Inc.+                       3,030         277,063
  Parker Hannifin Corp.                    3,800         231,496
  Paccar, Inc.                             2,530         183,147
  Ingersoll-Rand Co. -- Class A            1,840         146,556
  Cummins, Inc.+                           1,887         132,750
  Danaher Corp.+                           2,260         120,707
                                                   -------------

TOTAL MACHINERY                                        1,436,855
                                                   -------------
  AEROSPACE & DEFENSE 1.5%
  Northrop Grumman Corp.                   8,100         437,238
  Raytheon Co.                            10,830         419,121
  L-3 Communications Holdings,
      Inc.                                 3,540         251,411
  Rockwell Collins, Inc.                   1,730          82,330
  United Technologies Corp.                  380          38,631
  Honeywell International, Inc.              620          23,070
  Boeing Co.+                                150           8,769
                                                   -------------

TOTAL AEROSPACE & DEFENSE                              1,260,570
                                                   -------------
  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe
      Corp.+                               7,350         396,385
  Norfolk Southern Corp.                  10,390         384,950
                                                   -------------

TOTAL ROAD & RAIL                                        781,335
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Cendant Corp.                           20,666         424,480
  Robert Half International,
      Inc.                                 6,220         167,691
  Monster Worldwide, Inc.*+                3,300          92,565
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                     684,736
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AIR FREIGHT & COURIERS 0.6%
  United Parcel Service, Inc. --
      Class B+                             3,570   $     259,682
  FedEx Corp.                              2,440         229,238
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                             488,920
                                                   -------------
  BUILDING PRODUCTS 0.5%
  Masco Corp.+                            11,870         411,533
                                                   -------------

TOTAL BUILDING PRODUCTS                                  411,533
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc.                      2,870         178,715
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                   178,715
                                                   -------------
  ELECTRICAL EQUIPMENT 0.1%
  Rockwell Automation, Inc.+               1,626          92,097
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                                92,097
                                                   -------------

TOTAL INDUSTRIALS                                      8,652,364
                                                   -------------
CONSUMER STAPLES 9.6%
  FOOD & DRUG RETAILING 2.9%
  Wal-Mart Stores, Inc.+                  22,540       1,129,479
  Costco Wholesale Corp.+                  9,848         435,085
  Safeway, Inc.*+                         19,340         358,370
  Albertson's, Inc.+                      14,890         307,478
  Walgreen Co.                             2,890         128,374
                                                   -------------

TOTAL FOOD & DRUG RETAILING                            2,358,786
                                                   -------------
  HOUSEHOLD PRODUCTS 1.8%
  Procter & Gamble Co.+                   11,340         601,020
  Kimberly-Clark Corp.                     7,850         515,980
  Clorox Co.+                              6,000         377,940
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                               1,494,940
                                                   -------------
  BEVERAGES 1.6%
  PepsiCo, Inc.                           16,871         894,669
  Coca-Cola Co.                            9,185         382,739


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Brown-Forman Corp. -- Class B               480  $      26,280
                                                   -------------

TOTAL BEVERAGES                                        1,303,688
                                                   -------------
  FOOD PRODUCTS 1.5%
  Archer-Daniels-Midland Co.              16,780         412,452
  General Mills, Inc.+                     8,210         403,522
  Sara Lee Corp.+                         16,044         355,535
  Hershey Foods Corp.+                       680          41,113
                                                   -------------

TOTAL FOOD PRODUCTS                                    1,212,622
                                                   -------------
  TOBACCO 1.4%
  Altria Group, Inc.+                     18,330       1,198,599
                                                   -------------

TOTAL TOBACCO                                          1,198,599
                                                   -------------
  PERSONAL PRODUCTS 0.4%
  Alberto-Culver Co. -- Class B            6,440         308,219
  Gillette Co.                             1,130          57,042
                                                   -------------

TOTAL PERSONAL PRODUCTS                                  365,261
                                                   -------------

TOTAL CONSUMER STAPLES                                 7,933,896
                                                   -------------
ENERGY 7.7%
  OIL & GAS 7.7%
  Exxon Mobil Corp.                       42,870       2,555,052
  ChevronTexaco Corp.                     15,867         925,205
  Devon Energy Corp.+                      9,738         464,989
  Occidental Petroleum Corp.+              6,510         463,317
  Burlington Resources, Inc.               8,610         431,103
  Amerada Hess Corp.+                      3,650         351,167
  Sunoco, Inc.                             3,350         346,792
  Valero Energy Corp.                      3,390         248,385
  Anadarko Petroleum Corp.                 3,010         229,061
  ConocoPhillips                           1,860         200,582
  Apache Corp.                             2,480         151,850
                                                   -------------

TOTAL OIL & GAS                                        6,367,503
                                                   -------------

TOTAL ENERGY                                           6,367,503
                                                   -------------
MATERIALS 2.9%
  METALS & MINING 1.2%
  Phelps Dodge Corp.+                      3,520         358,090

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Nucor Corp.+                             6,010         345,936
  United States Steel Corp.+               4,730   $     240,520
  Newmont Mining Corp.+                    1,100          46,475
                                                   -------------

TOTAL METALS & MINING                                    991,021
                                                   -------------
  CHEMICALS 1.1%
  Monsanto Co.                             6,280         405,060
  Air Products & Chemicals, Inc.           6,310         399,360
  EI Du Pont de Nemours & Co.                980          50,215
  Dow Chemical Co.+                          777          38,733
                                                   -------------

TOTAL CHEMICALS                                          893,368
                                                   -------------
  PAPER & FOREST PRODUCTS 0.6%
  Georgia-Pacific Corp.                    7,410         262,981
  Weyerhaeuser Co.                         2,088         143,028
  Louisiana-Pacific Corp.+                 3,470          87,236
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                            493,245
                                                   -------------

TOTAL MATERIALS                                        2,377,634
                                                   -------------
UTILITIES 2.8%
  ELECTRIC UTILITIES 2.3%
  American Electric Power Co.,
      Inc.+                               11,560         393,734
  Exelon Corp.+                            8,070         370,332
  PG&E Corp.+                             10,200         347,820
  Entergy Corp.                            4,220         298,185
  PPL Corp.+                               5,190         280,208
  Allegheny Energy, Inc.*+                 9,170         189,452
  TXU Corp.+                                 240          19,111
                                                   -------------

TOTAL ELECTRIC UTILITIES                               1,898,842
                                                   -------------
  MULTI-UTILITIES 0.5%
  Duke Energy Corp.+                       6,860         192,149
  Constellation Energy Group,
      Inc.                                 2,620         135,454
  Sempra Energy+                           1,550          61,752
                                                   -------------

TOTAL MULTI-UTILITIES                                    389,355
                                                   -------------

TOTAL UTILITIES                                        2,288,197
                                                   -------------


--------------------------------------------------------------------------------

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.7%
  Verizon Communications, Inc.            26,828  $      952,394
  CenturyTel, Inc.+                        9,762         320,584
  AT&T Corp.                              15,180         284,625
  SBC Communications, Inc.+                9,950         235,715
  Alltel Corp.+                            4,020         220,497
  Sprint Corp.+                            9,410         214,078
  BellSouth Corp.+                           650          17,089
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                               2,244,982
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                       2,244,982
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $66,361,750)                                  74,014,854
                                                   -------------

                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS  3.9%

Collateralized by U.S. Treasury Obligations
  UBS Financial Services, Inc. at
       2.63% due 04/01/05            $   835,260         835,260
  Morgan Stanley at
       2.62% due 04/01/05                730,852         730,852
  Citigroup, Inc. at
      2.60% due 04/01/05                 730,852         730,852
  Lehman Brothers, Inc. at
      2.55% due 04/01/05                 910,369         910,369
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,207,333)                                    3,207,333
                                                   -------------
SECURITIES LENDING COLLATERAL  18.0%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                       14,863,246      14,863,246
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,863,246)                                    14,863,246
                                                   -------------
TOTAL INVESTMENTS 111.3%
  (Cost $84,432,329)                               $  92,085,433
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.3)%                                 $  (9,338,106)
                                                   -------------
NET ASSETS - 100.0%                                $  82,747,327

================================================================
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $49,390,250)                     835   $    (973,265)
                                                   -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       6

URSA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  42.4%
Farmer Mac*
  2.95% due 06/27/05                $  3,000,000   $   2,978,649
Federal Farm Credit Bank*
  2.68% due 04/20/05                   5,000,000       4,991,698
Federal Home Loan Bank*
  2.64% due 04/08/05                   5,000,000       4,997,708
Freddie Mac*
  2.70% due 04/26/05                   4,000,000       3,992,500
                                                   -------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $16,960,555)                                  16,960,555
                                                   -------------
REPURCHASE AGREEMENTS  65.5%

Collateralized by U.S. Treasury
Obligations
  UBS Financial Services, Inc. at
      2.63% due 04/01/05               6,815,949       6,815,949
  Morgan Stanley at
      2.62% due 04/01/05               5,963,955       5,963,955
  Citigroup, Inc. at
      2.60% due 04/01/05               5,963,955       5,963,955
  Lehman Brothers, Inc. at
      2.55% due 04/01/05               7,428,858       7,428,858
                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $26,172,717)                                  26,172,717
                                                   -------------

TOTAL INVESTMENTS 107.9%
  (Cost $43,133,272)                               $  43,133,272
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.9)%                                  $  (3,164,646)
                                                   -------------
NET ASSETS - 100.0%                                $  39,968,626

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $40,754,350)                     689   $   1,084,400
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  96.0%
INFORMATION TECHNOLOGY 55.7%
  SOFTWARE 16.7%
  Microsoft Corp.                        301,810   $   7,294,748
  Oracle Corp.*                          144,780       1,806,855
  Symantec Corp.*+                        50,980       1,087,403
  Adobe Systems, Inc.                     15,660       1,051,882
  Electronic Arts, Inc.*+                 18,700         968,286
  Veritas Software Corp.*+                25,170         584,447
  Autodesk, Inc.                          16,730         497,885
  Citrix Systems, Inc.*+                  15,370         366,113
  Siebel Systems, Inc.*+                  39,950         364,744
  Check Point Software
      Technologies Ltd.*                  13,400         291,316
  Intuit, Inc.*+                           6,070         265,684
  BEA Systems, Inc.*                      21,430         170,797
  Mercury Interactive Corp.*+              3,440         162,987
  Synopsys, Inc.*+                         4,850          87,785
                                                   -------------

TOTAL SOFTWARE                                        15,000,932
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 13.3%
  Intel Corp.                            168,600       3,916,578
  Broadcom Corp. -- Class A*+             45,874       1,372,550
  Maxim Integrated Products,
      Inc.                                24,430         998,454
  Applied Materials, Inc.*+               49,990         812,338
  Xilinx, Inc.+                           27,450         802,364
  KLA-Tencor Corp.*+                      17,090         786,311
  Marvell Technology Group
      Ltd.*+                              19,710         755,681
  Lam Research Corp.*+                    25,580         738,239
  Linear Technology Corp.                 15,080         577,715
  Novellus Systems, Inc.*+                14,600         390,258
  ATI Technologies, Inc.*                 19,870         342,956
  Microchip Technology, Inc.               8,630         224,466
  Intersil Corp. -- Class A                5,210          90,237
  Altera Corp.*                            4,230          83,669
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                             11,891,816
                                                   -------------
  COMMUNICATIONS EQUIPMENT 12.5%
  Qualcomm, Inc.                         137,750       5,048,537
  Cisco Systems, Inc.*                   208,440       3,728,992
  Research In Motion Ltd.*                15,010       1,147,064
  Juniper Networks, Inc.*+                36,400         802,984
  Comverse Technology, Inc.*+             10,892         274,696

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Telefonaktiebolaget LM                   5,580   $     157,356
      Ericsson -- SP ADR*+
  JDS Uniphase Corp.*+                    45,980          76,787
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                        11,236,416
                                                   -------------
  COMPUTERS & PERIPHERALS 7.8%
  Apple Computer, Inc.*                   77,220       3,217,758
  Dell, Inc.*                             65,760       2,526,499
  Network Appliance, Inc.*+               25,220         697,585
  Sun Microsystems, Inc.*+                75,420         304,697
  QLogic Corp.*+                           5,970         241,785
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                          6,988,324
                                                   -------------
  INTERNET SOFTWARE & SERVICES 2.6%
  Yahoo!, Inc.*+                          54,540       1,848,906
  VeriSign, Inc.*+                        17,350         497,945
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                     2,346,851
                                                   -------------
  IT CONSULTING & SERVICES 1.8%
  Paychex, Inc.+                          19,110         627,190
  Fiserv, Inc.*+                          15,001         597,040
  Cognizant Technology
      Solutions Corp.*+                    7,780         359,436
                                                   -------------

TOTAL IT CONSULTING & SERVICES                         1,583,666
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
  Flextronics International
      Ltd.*+                              53,010         638,240
  Sanmina-SCI Corp.*                      29,580         154,408
  Molex, Inc.                              3,495          92,128
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 884,776
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                          49,932,781
                                                   -------------
CONSUMER DISCRETIONARY 18.3%
  MEDIA 5.8%
  Comcast Corp. -- Class A*+              84,680       2,860,490
  Liberty Media International,
      Inc. -- Class A*+                   12,080         528,379
  Sirius Satellite Radio, Inc.*+          82,830         465,505
  EchoStar Communications Corp.           14,350         419,737
  NTL, Inc.*+                              5,580         355,279


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Pixar*                                   2,840   $     277,042
  Lamar Advertising Co.*                   5,780         232,876
  XM Satellite Radio Holdings,
      Inc.*+                               2,660          83,790
                                                   -------------
TOTAL MEDIA                                            5,223,098
                                                   -------------
  INTERNET & CATALOG RETAIL 4.7%
  eBay, Inc.*                             66,020       2,459,905
  InterActiveCorp*+                       39,900         888,573
  Amazon.com, Inc.*+                      25,520         874,571
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                        4,223,049
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.8%
  Starbucks Corp.*                        38,590       1,993,560
  Wynn Resorts Ltd.*+                      7,460         505,340
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                     2,498,900
                                                   -------------
  SPECIALTY RETAIL 2.6%
  Bed Bath & Beyond, Inc.*                24,650         900,711
  Staples, Inc.                           27,280         857,411
  Petsmart, Inc.+                         13,320         382,950
  Ross Stores, Inc.+                       8,210         239,239
                                                   -------------
TOTAL SPECIALTY RETAIL                                 2,380,311
                                                   -------------
  MULTILINE RETAIL 2.0%
  Sears Holdings Corp.*+                  11,240       1,496,831
  Dollar Tree Stores, Inc.*+               8,970         257,708
                                                   -------------
TOTAL MULTILINE RETAIL                                 1,754,539
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
  Garmin Ltd.+                             6,950         321,924
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 321,924
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                          16,401,821
                                                   -------------
HEALTH CARE 11.6%
  BIOTECHNOLOGY 7.9%
  Amgen, Inc.*                            35,370       2,058,888
  Biogen Idec, Inc.*+                     35,910       1,239,254
  Genzyme Corp.*                          16,850         964,494
  Gilead Sciences, Inc.*                  22,570         808,006
  Medimmune, Inc.*+                       28,900         688,109

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Chiron Corp.*+                          16,920   $     593,215
  Millennium Pharmaceuticals,
      Inc.*+                              46,320         390,014
  Invitrogen Corp.*+                       5,590         386,828
                                                   -------------

TOTAL BIOTECHNOLOGY                                    7,128,808
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.4%
  Express Scripts, Inc.*+                  7,750         675,722
  Patterson Cos., Inc.*+                  10,970         547,952
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,223,674
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  DENTSPLY International, Inc.            11,910         648,023
  Biomet, Inc.                            15,770         572,451
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 1,220,474
                                                   -------------
  PHARMACEUTICALS 1.0%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+          28,410         880,710
                                                   -------------

TOTAL PHARMACEUTICALS                                    880,710
                                                   -------------

TOTAL HEALTH CARE                                     10,453,666
                                                   -------------
INDUSTRIALS 4.5%
  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Apollo Group, Inc. -- Class A*+         13,690       1,013,882
  Cintas Corp.+                           12,130         501,090
  Career Education Corp.*+                 7,850         268,941
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,783,913
                                                   -------------
  MACHINERY 1.1%
  Paccar, Inc.                            13,110         949,033
                                                   -------------

TOTAL MACHINERY                                          949,033
                                                   -------------
  AIR FREIGHT & COURIERS 0.8%
  Expeditors International
      Washington, Inc.+                    7,360         394,128


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  C.H. Robinson Worldwide, Inc.+           6,570   $     338,552
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                             732,680
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                            5,790         320,245
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   320,245
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion
      Corp.+                              11,590         302,615
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               302,615
                                                   -------------

TOTAL INDUSTRIALS                                      4,088,486
                                                   -------------
TELECOMMUNICATION SERVICES 3.8%
  WIRELESS TELECOMMUNICATION SERVICES 3.0%
  Nextel Communications, Inc. --
      Class A*+                           95,470       2,713,258
                                                   -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES              2,713,258
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.8%
  MCI, Inc.                               24,010         598,329
  Level 3 Communications, Inc.*+          45,150          93,009
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 691,338
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                       3,404,596
                                                   -------------
CONSUMER STAPLES 1.4%
  FOOD & DRUG RETAILING 1.4%
  Costco Wholesale Corp.+                 14,280         630,890
  Whole Foods Market, Inc.+                5,860         598,482
                                                   -------------

TOTAL FOOD & DRUG RETAILING                            1,229,372
                                                   -------------

TOTAL CONSUMER STAPLES                                 1,229,372
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
MATERIALS 0.7%
  CHEMICALS 0.4%
  Sigma-Aldrich Corp.+                     5,380   $     329,525
                                                   -------------

TOTAL CHEMICALS                                          329,525
                                                   -------------
  CONTAINERS & PACKAGING 0.3%
  Smurfit-Stone Container
      Corp.*+                             17,430         269,642
                                                   -------------

TOTAL CONTAINERS & PACKAGING                             269,642
                                                   -------------

TOTAL MATERIALS                                          599,167
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $55,361,778)                                  86,109,889
                                                   -------------
                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS 3.3%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
  2.63% due 04/01/05               $     776,708         776,708
Morgan Stanley at
  2.62% due 04/01/05                     679,619         679,619
Citigroup, Inc. at
  2.60% due 04/01/05                     679,619         679,619
Lehman Brothers, Inc. at
  2.55% due 04/01/05                     846,551         846,551
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,982,497)                                    2,982,497
                                                   -------------
SECURITIES LENDING COLLATERAL  18.8%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                       16,837,957      16,837,957
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,837,957)                                    16,837,957
                                                   -------------
TOTAL INVESTMENTS 118.1%
  (Cost $75,182,232)                               $ 105,930,343
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.1)%                                 $ (16,251,628)
                                                   -------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                $  89,678,715

================================================================
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005  Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,280,200)                      110   $     (40,290)
                                                   -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       4

ARKTOS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 43.4%
Farmer Mac*
  2.95% due 06/27/05                $  2,000,000   $   1,985,766
Federal Farm Credit Bank*
  2.68% due 04/20/05                   5,000,000       4,992,928
Federal Home Loan Bank*
  2.64% due 04/08/05                   5,000,000       4,997,708
Freddie Mac*
  2.70% due 04/26/05                   3,000,000       2,994,375
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $14,970,777)                                  14,970,777
                                                   -------------
REPURCHASE AGREEMENTS  61.5%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
  2.63% due 04/01/05                   4,840,923       4,840,923
Morgan Stanley at
  2.62% due 04/01/05                   4,235,808       4,235,808
Citigroup, Inc. at
  2.60% due 04/01/05                   4,235,808       4,235,808
Lehman Brothers, Inc. at
  2.55% due 04/01/05                   7,921,479       7,921,479
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,234,018)                                  21,234,018
                                                   -------------
TOTAL INVESTMENTS 104.9%
  (Cost $36,204,795)                               $  36,204,795
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.9)%                                  $  (1,682,028)
                                                   -------------
NET ASSETS - 100.0%                                $  34,522,767

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $8,528,520)                      286   $      96,258
                                                   -------------

                                           UNITS
                                     -----------
EQUITY INDEX SWAP AGREEMENT
June 2005 Nasdaq 100 Index
Swap, Maturing 06/14/05**
  (Notional Market Value
  $26,001,680)                            17,539   $     399,965
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based Nasdaq 100 Index +/- financing at a variable rate.

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  66.9%
FINANCIALS 13.2%
  BANKS 3.9%
  Bank of America Corp.                    7,730   $     340,893
  Wells Fargo & Co.                        3,240         193,752
  Wachovia Corp.+                          3,065         156,039
  U.S. Bancorp                             3,570         102,888
  SunTrust Banks, Inc.+                      710          51,170
  Fifth Third Bancorp+                     1,060          45,559
  National City Corp.                      1,300          43,550
  BB&T Corp.+                              1,060          41,425
  Regions Financial Corp.                    890          28,836
  PNC Financial Services Group,
      Inc.                                   544          28,005
  KeyCorp                                    780          25,311
  North Fork Bancorporation,
      Inc.                                   895          24,827
  M&T Bank Corp.                             220          22,453
  Comerica, Inc.                             330          18,176
  Marshall & Ilsley Corp.                    430          17,953
  AmSouth Bancorp+                           680          17,646
  Synovus Financial Corp.+                   590          16,437
  Zions Bancorporation                       170          11,733
  Huntington Bancshares, Inc.+               440          10,516
  Compass Bancshares, Inc.                   230          10,442
  First Horizon National Corp.               240           9,790
                                                   -------------
TOTAL BANKS                                            1,217,401
                                                   -------------
  INSURANCE 2.7%
  American International Group,
      Inc.+                                4,980         275,942
  Allstate Corp.+                          1,310          70,819
  Prudential Financial, Inc.                 980          56,252
  MetLife, Inc.                            1,420          55,522
  St. Paul Travelers Cos., Inc.            1,280          47,014
  Hartford Financial Services
      Group, Inc.+                           560          38,394
  AFLAC, Inc.                                970          36,142
  Progressive Corp.                          380          34,869
  Marsh & McLennan Cos., Inc.              1,010          30,724
  Chubb Corp.+                               370          29,330
  Loews Corp.                                350          25,739
  ACE Ltd.+                                  544          22,451
  XL Capital Ltd.                            270          19,540
  Ambac Financial Group, Inc.                210          15,698
  Lincoln National Corp.+                    330          14,896
  MBIA, Inc.+                                270          14,116
  Cincinnati Financial Corp.                 320          13,955
  Aon Corp.+                                 610          13,932

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Jefferson-Pilot Corp.+                     260   $      12,753
  SAFECO Corp.                               240          11,690
  Torchmark Corp.                            210          10,962
  UnumProvident Corp.+                       570           9,701
                                                   -------------
TOTAL INSURANCE                                          860,441
                                                   -------------
  DIVERSIFIED FINANCIALS 2.4%
  Citigroup, Inc.                          9,929         446,209
  J.P. Morgan Chase & Co.                  6,810         235,626
  Principal Financial Group,
      Inc.                                   590          22,709
  Moody's Corp.+                             280          22,641
  CIT Group, Inc.                            400          15,200
                                                   -------------
TOTAL DIVERSIFIED FINANCIALS                             742,385
                                                   -------------
  CAPITAL MARKETS 1.9%
  Morgan Stanley                           2,090         119,652
  Goldman Sachs Group, Inc.+                 930         102,291
  Merrill Lynch & Co., Inc.                1,780         100,748
  Lehman Brothers Holdings,
      Inc.+                                  520          48,963
  Bank of New York Co., Inc.               1,490          43,284
  Franklin Resources, Inc.+                  480          32,952
  State Street Corp.+                        644          28,156
  Charles Schwab Corp.+                    2,580          27,116
  Mellon Financial Corp.                     810          23,117
  Bear Stearns Cos., Inc.                    220          21,978
  Northern Trust Corp.                       420          18,245
  T. Rowe Price Group, Inc.                  250          14,845
  E*Trade Financial Corp.*                   710           8,520
  Janus Capital Group, Inc.+                 450           6,278
  Federated Investors, Inc. --
      Class B                                210           5,945
                                                   -------------
TOTAL CAPITAL MARKETS                                    602,090
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Fannie Mae+                              1,854         100,950
  Freddie Mac                              1,320          83,424
  Washington Mutual, Inc.                  1,670          65,965
  Countrywide Financial Corp.+             1,110          36,031
  Golden West Financial Corp.+               590          35,695
  Sovereign Bancorp, Inc.                    720          15,955


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MGIC Investment Corp.                      190   $      11,717
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         349,737
                                                   -------------
  CONSUMER FINANCE 0.8%
  American Express Co.                     2,400         123,288
  MBNA Corp.                               2,440          59,902
  SLM Corp.                                  820          40,869
  Capital One Financial Corp.+               460          34,394
  Providian Financial Corp.*+                560           9,610
                                                   -------------
TOTAL CONSUMER FINANCE                                   268,063
                                                   -------------
  REAL ESTATE 0.4%
  Simon Property Group, Inc.                 420          25,444
  Equity Office Properties Trust             770          23,200
  Equity Residential+                        540          17,393
  ProLogis                                   350          12,985
  Archstone-Smith Trust+                     370          12,621
  Plum Creek Timber (REIT) Co.,
      Inc.                                   350          12,495
  Apartment Investment &
      Management Co. -- Class A+             180           6,696
                                                   -------------
TOTAL REAL ESTATE                                        110,834
                                                   -------------
TOTAL FINANCIALS                                       4,150,951
                                                   -------------
INFORMATION TECHNOLOGY 10.2%
  SOFTWARE 2.6%
  Microsoft Corp.                         20,790         502,494
  Oracle Corp.*                            9,810         122,429
  Adobe Systems, Inc.+                       460          30,898
  Computer Associates
      International, Inc.+                 1,120          30,352
  Electronic Arts, Inc.*+                    580          30,033
  Symantec Corp.*+                         1,360          29,009
  Veritas Software Corp.*+                   810          18,808
  Intuit, Inc.*+                             360          15,757
  Autodesk, Inc.                             440          13,095
  Siebel Systems, Inc.*                      970           8,856
  Citrix Systems, Inc.*+                     320           7,622
  Mercury Interactive Corp.*+                160           7,581
  BMC Software, Inc.*                        420           6,300
  Compuware Corp.*                           740           5,328
  Novell, Inc.*                              720           4,291

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Parametric Technology Corp.*+              510  $        2,851
                                                   -------------
TOTAL SOFTWARE                                           835,704
                                                   -------------
  COMPUTERS & PERIPHERALS 2.6%
  International Business
      Machines Corp.                       3,181         290,680
  Dell, Inc.*                              4,750         182,495
  Hewlett-Packard Co.                      5,781         126,835
  Apple Computer, Inc.*                    1,540          64,172
  EMC Corp./MA*                            4,580          56,426
  Sun Microsystems, Inc.*+                 6,429          25,973
  Lexmark International, Inc.*+              250          19,993
  Network Appliance, Inc.*+                  690          19,085
  NCR Corp.*+                                358          12,079
  QLogic Corp.*+                             180           7,290
  Gateway, Inc.*+                            710           2,861
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            807,889
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.1%
  Intel Corp.                             12,090         280,851
  Texas Instruments, Inc.                  3,299          84,091
  Applied Materials, Inc.*                 3,250          52,812
  Analog Devices, Inc.+                      720          26,021
  Maxim Integrated Products,
      Inc.+                                  620          25,339
  Linear Technology Corp.+                   590          22,603
  Xilinx, Inc.+                              670          19,584
  Broadcom Corp. -- Class A*+                630          18,850
  KLA-Tencor Corp.*+                         370          17,024
  National Semiconductor Corp.               690          14,221
  Altera Corp.*                              710          14,044
  Freescale Semiconductor, Inc.
      -- Class B*                            750          12,937
  Fisher Scientific
      International, Inc.*+                  220          12,522
  Micron Technology, Inc.*+                1,170          12,098
  Advanced Micro Devices, Inc.*+             740          11,929
  Nvidia Corp.*                              320           7,603
  Novellus Systems, Inc.*+                   270           7,217
  Teradyne, Inc.*+                           370           5,402
  LSI Logic Corp.*                           740           4,137
  PMC - Sierra, Inc.*+                       340           2,992


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Applied Micro Circuits Corp.*              590  $        1,941
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                654,218
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.6%
  Cisco Systems, Inc.*                    12,590         225,235
  Qualcomm, Inc.                           3,140         115,081
  Motorola, Inc.+                          4,661          69,775
  Corning, Inc.*+                          2,680          29,828
  Lucent Technologies, Inc.*+              8,459          23,262
  Avaya, Inc.*                               880          10,278
  Comverse Technology, Inc.*+                380           9,584
  Scientific-Atlanta, Inc.                   290           8,184
  Tellabs, Inc.*                             880           6,424
  JDS Uniphase Corp.*+                     2,760           4,609
  Andrew Corp.*+                             310           3,630
  ADC Telecommunications, Inc.*            1,550           3,085
  CIENA Corp.*                             1,090           1,875
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           510,850
                                                   -------------
  IT CONSULTING & SERVICES 0.7%
  First Data Corp.                         1,590          62,503
  Automatic Data Processing,
      Inc.                                 1,110          49,895
  Paychex, Inc.+                             720          23,630
  Electronic Data Systems Corp.+             980          20,257
  SunGard Data Systems, Inc.*                550          18,975
  Computer Sciences Corp.*+                  360          16,506
  Fiserv, Inc.*+                             370          14,726
  Affiliated Computer Services,
      Inc. -- Class A*+                      250          13,310
  Sabre Holdings Corp.                       264           5,776
  Unisys Corp.*                              640           4,518
  Convergys Corp.*+                          270           4,031
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           234,127
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.3%
  Yahoo!, Inc.*+                           2,630          89,157
                                                   -------------
TOTAL INTERNET SOFTWARE & SERVICES                        89,157
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*                930          20,646

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Jabil Circuit, Inc.*+                      390   $      11,123
  Molex, Inc.                                360           9,490
  Symbol Technologies, Inc.                  460           6,665
  Solectron Corp.*+                        1,860           6,454
  Sanmina-SCI Corp.*                       1,000           5,220
  Tektronix, Inc.                            170           4,170
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  63,768
                                                   -------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                            1,820          27,573
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  27,573
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                           3,223,286
                                                   -------------
HEALTH CARE 8.6%
  PHARMACEUTICALS 4.7%
  Johnson & Johnson, Inc.+                 5,684         381,737
  Pfizer, Inc.                            14,400         378,288
  Abbott Laboratories                      2,980         138,928
  Merck & Co., Inc.                        4,240         137,249
  Eli Lilly & Co.                          2,160         112,536
  Wyeth                                    2,550         107,559
  Bristol-Myers Squibb Co.+                3,721          94,737
  Schering-Plough Corp.                    2,820          51,183
  Forest Laboratories, Inc.*                 704          26,013
  Allergan, Inc.+                            250          17,367
  Mylan Laboratories, Inc.                   510           9,037
  Watson Pharmaceuticals, Inc.*+             210           6,453
  King Pharmaceuticals, Inc.*                460           3,823
                                                   -------------
TOTAL PHARMACEUTICALS                                  1,464,910
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.7%
  UnitedHealth Group, Inc.+                1,250         119,225
  WellPoint, Inc.*                           560          70,196
  Cardinal Health, Inc.+                     830          46,314
  HCA, Inc.+                                 810          43,392
  Aetna, Inc.+                               560          41,972
  Caremark Rx, Inc.*                         870          34,608
  Medco Health Solutions, Inc.*+             520          25,776
  CIGNA Corp.                                260          23,218
  McKesson Corp.                             560          21,140
  Quest Diagnostics, Inc.+                   190          19,975
  Express Scripts, Inc.*+                    150          13,078


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Laboratory Corporation of
      America Holdings*+                     260   $      12,532
  Health Management Associates,
      Inc. -- Class A+                       470          12,305
  AmerisourceBergen Corp.+                   210          12,031
  IMS Health, Inc.                           440          10,732
  Tenet Healthcare Corp.*+                   890          10,262
  Humana, Inc.*+                             300           9,582
  Manor Care, Inc.                           170           6,181
                                                   -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   532,519
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
  Medtronic, Inc.+                         2,310         117,694
  Boston Scientific Corp.*                 1,620          47,450
  Guidant Corp.                              610          45,079
  Baxter International, Inc.               1,180          40,096
  Zimmer Holdings, Inc.*+                    470          36,571
  Stryker Corp.+                             770          34,350
  Becton, Dickinson & Co.                    480          28,042
  St. Jude Medical, Inc.*                    680          24,480
  Biomet, Inc.                               480          17,424
  C.R. Bard, Inc.                            200          13,616
  Hospira, Inc.*                             300           9,681
  Waters Corp.*                              230           8,232
  Thermo Electron Corp.*                     310           7,840
  Bausch & Lomb, Inc.+                       100           7,330
  PerkinElmer, Inc.                          250           5,157
  Millipore Corp.*                           100           4,340
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   447,382
                                                   -------------
  BIOTECHNOLOGY 0.8%
  Amgen, Inc.*+                            2,430         141,450
  Gilead Sciences, Inc.*                     830          29,714
  Genzyme Corp.*                             470          26,903
  Biogen Idec, Inc.*+                        640          22,086
  Chiron Corp.*+                             360          12,621
  Medimmune, Inc.*+                          480          11,429
  Applera Corp. - Applied
      Biosystems Group+                      370           7,304
                                                   -------------
TOTAL BIOTECHNOLOGY                                      251,507
                                                   -------------
TOTAL HEALTH CARE                                      2,696,318
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INDUSTRIALS 7.9%
  INDUSTRIAL CONGLOMERATES 3.2%
  General Electric Co.                    20,220   $     729,134
  Tyco International Ltd.+                 3,845         129,961
  3M Co.+                                  1,490         127,678
  Textron, Inc.                              260          19,401
                                                   -------------
TOTAL INDUSTRIAL CONGLOMERATES                         1,006,174
                                                   -------------
  AEROSPACE & DEFENSE 1.5%
  United Technologies Corp.                  984         100,033
  Boeing Co.+                              1,610          94,121
  Honeywell International, Inc.            1,650          61,396
  Lockheed Martin Corp.+                     850          51,901
  General Dynamics Corp.+                    380          40,679
  Northrop Grumman Corp.                     700          37,786
  Raytheon Co.                               860          33,282
  Rockwell Collins, Inc.+                    340          16,181
  L-3 Communications Holdings,
      Inc.                                   220          15,624
  Goodrich Corp.+                            230           8,807
                                                   -------------
TOTAL AEROSPACE & DEFENSE                                459,810
                                                   -------------
  MACHINERY 1.0%
  Caterpillar, Inc.+                         650          59,436
  Illinois Tool Works, Inc.                  570          51,032
  Deere & Co.+                               470          31,551
  Danaher Corp.+                             590          31,512
  Ingersoll-Rand Co. -- Class A              330          26,284
  Paccar, Inc.                               330          23,889
  Eaton Corp.                                290          18,966
  ITT Industries, Inc.                       180          16,243
  Dover Corp.                                390          14,738
  Parker Hannifin Corp.+                     230          14,012
  Pall Corp.                                 240           6,509
  Cummins, Inc.+                              90           6,332
  Navistar International Corp.*              130           4,732
                                                   -------------
TOTAL MACHINERY                                          305,236
                                                   -------------
  AIR FREIGHT & COURIERS 0.7%
  United Parcel Service, Inc. --
      Class B+                             2,144         155,955
  FedEx Corp.                                570          53,551


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Ryder System, Inc.+                        120   $       5,004
                                                   -------------
TOTAL AIR FREIGHT & COURIERS                             214,510
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cendant Corp.                            2,010          41,285
  Waste Management, Inc.                   1,090          31,447
  Apollo Group, Inc. -- Class A*+            350          25,921
  Pitney Bowes, Inc.                         440          19,853
  H&R Block, Inc.                            320          16,186
  Cintas Corp.+                              330          13,632
  RR Donnelley & Sons Co.                    420          13,280
  Avery Dennison Corp.                       210          13,005
  Robert Half International,
      Inc.                                   330           8,897
  Equifax, Inc.                              260           7,979
  Monster Worldwide, Inc.*+                  230           6,452
  Allied Waste Industries, Inc.*             610           4,459
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     202,396
                                                   -------------
  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe
      Corp.+                                 720          38,830
  Union Pacific Corp.+                       500          34,850
  Norfolk Southern Corp.                     760          28,158
  CSX Corp.+                                 410          17,076
                                                   -------------
TOTAL ROAD & RAIL                                        118,914
                                                   -------------
  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                       800          51,944
  Rockwell Automation, Inc.+                 350          19,824
  Cooper Industries Ltd. --
      Class A                                180          12,873
  American Power Conversion
      Corp.+                                 370           9,661
                                                   -------------
TOTAL ELECTRICAL EQUIPMENT                                94,302
                                                   -------------
  BUILDING PRODUCTS 0.1%
  Masco Corp.+                               860          29,816
  American Standard Cos., Inc.               410          19,057
                                                   -------------
TOTAL BUILDING PRODUCTS                                   48,873
                                                   -------------
  AIRLINES 0.1%
  Southwest Airlines Co.                   1,490          21,218

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Delta Air Lines, Inc.*+                    270   $       1,093
                                                   -------------
TOTAL AIRLINES                                            22,311
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                        170          10,586
                                                   -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                    10,586
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.+                               160           8,869
                                                   -------------
TOTAL CONSTRUCTION & ENGINEERING                           8,869
                                                   -------------
TOTAL INDUSTRIALS                                      2,491,981
                                                   -------------
CONSUMER DISCRETIONARY 7.8%
  MEDIA 2.7%
  Time Warner, Inc.*+                      8,761         153,756
  Comcast Corp. -- Class A*+               4,250         143,565
  Viacom, Inc. -- Class B                  3,264         113,685
  Walt Disney Co.+                         3,910         112,334
  News Corp. -- Class A                    6,300         106,596
  Gannett Co., Inc.                          490          38,749
  Clear Channel Communications,
      Inc.+                                1,100          37,917
  Omnicom Group                              360          31,867
  McGraw-Hill Cos., Inc.+                    360          31,410
  Tribune Co.+                               610          24,321
  Univision Communications,
      Inc. -- Class A*+                      620          17,168
  New York Times Co. -- Class A              280          10,242
  Knight-Ridder, Inc.+                       150          10,088
  Interpublic Group of Cos.,
      Inc.*                                  810           9,947
  Dow Jones & Co., Inc.+                     160           5,979
  Meredith Corp.                             100           4,675
                                                   -------------
TOTAL MEDIA                                              852,299
                                                   -------------
  SPECIALTY RETAIL 1.6%
  Home Depot, Inc.+                        4,200         160,608
  Lowe's Cos., Inc.+                       1,480          84,493
  The Gap, Inc.+                           1,680          36,691
  Best Buy Co., Inc.                         620          33,486
  Staples, Inc.                              950          29,858
  TJX Cos., Inc.+                            920          22,660


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Bed Bath & Beyond, Inc.*+                  580   $      21,193
  Limited Brands, Inc.                       780          18,954
  Office Depot, Inc.*                        600          13,308
  AutoZone, Inc.*                            150          12,855
  Sherwin-Williams Co.                       270          11,877
  Toys 'R' Us, Inc.*                         410          10,562
  Tiffany & Co.+                             280           9,666
  AutoNation, Inc.*+                         510           9,659
  RadioShack Corp.                           300           7,350
  OfficeMax, Inc.                            180           6,030
  Circuit City Stores, Inc.                  370           5,939
                                                   -------------
TOTAL SPECIALTY RETAIL                                   495,189
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.0%
  McDonald's Corp.                         2,400          74,736
  Carnival Corp.+                          1,210          62,690
  Starbucks Corp.*                           770          39,778
  Marriott International, Inc.
      -- Class A+                            434          29,017
  Yum! Brands, Inc.+                         560          29,013
  Starwood Hotels & Resorts
      Worldwide, Inc.                        400          24,012
  International Game
      Technology, Inc.                       660          17,596
  Hilton Hotels Corp.                        740          16,539
  Harrah's Entertainment, Inc.+              210          13,562
  Darden Restaurants, Inc.+                  300           9,204
  Wendy's International, Inc.+               220           8,589
                                                   -------------
TOTAL HOTELS RESTAURANTS & LEISURE                       324,736
                                                   -------------
  MULTILINE RETAIL 0.9%
  Target Corp.                             1,710          85,534
  Sears Holdings Corp.*+                     312          41,576
  Kohl's Corp.*+                             660          34,076
  JC Penney Holding Co., Inc.                550          28,556
  May Department Stores Co.+                 560          20,731
  Federated Department Stores,
      Inc.+                                  320          20,365
  Nordstrom, Inc.                            270          14,953
  Dollar General Corp.                       630          13,803
  Family Dollar Stores, Inc.                 320           9,715
  Dillard's, Inc. -- Class A+                160           4,304
  Big Lots, Inc.*+                           220           2,644
                                                   -------------
TOTAL MULTILINE RETAIL                                   276,257
                                                   -------------
  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.+                      280          22,576

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Pulte Homes, Inc.+                         240   $      17,671
  Centex Corp.                               240          13,745
  Black & Decker Corp.                       150          11,849
  Newell Rubbermaid, Inc.+                   530          11,628
  Leggett & Platt, Inc.                      370          10,686
  KB Home                                     90          10,571
  Whirlpool Corp.+                           130           8,805
  Stanley Works                              160           7,243
  Snap-On, Inc.                              110           3,497
  Maytag Corp.+                              150           2,096
                                                   -------------
TOTAL HOUSEHOLD DURABLES                                 120,367
                                                   -------------
  AUTOMOBILES 0.3%
  Ford Motor Co.+                          3,504          39,700
  Harley-Davidson, Inc.                      560          32,346
  General Motors Corp.+                    1,080          31,741
                                                   -------------
TOTAL AUTOMOBILES                                        103,787
                                                   -------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B+                     500          41,655
  Coach, Inc.*                               360          20,387
  VF Corp.                                   210          12,419
  Liz Claiborne, Inc.                        210           8,427
  Jones Apparel Group, Inc.+                 230           7,703
  Reebok International Ltd.+                 110           4,873
                                                   -------------
TOTAL TEXTILES & APPAREL                                  95,464
                                                   -------------
  INTERNET & CATALOG RETAIL 0.3%
  eBay, Inc.*                              2,540          94,641
                                                   -------------
TOTAL INTERNET & CATALOG RETAIL                           94,641
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                         550          17,902
  Mattel, Inc.                               790          16,867
  Brunswick Corp.                            180           8,433
  Hasbro, Inc.+                              340           6,953
                                                   -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        50,155
                                                   -------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                     360          20,074
  Delphi Corp.+                            1,070           4,794
  Goodyear Tire & Rubber Co.*+               340           4,539
  Dana Corp.+                                290           3,709


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cooper Tire & Rubber Co.+                  140   $       2,570
  Visteon Corp.+                             250           1,427
                                                   -------------
TOTAL AUTO COMPONENTS                                     37,113
                                                   -------------
  DISTRIBUTORS 0.0%
  Genuine Parts Co.                          330          14,352
                                                   -------------
TOTAL DISTRIBUTORS                                        14,352
                                                   -------------
TOTAL CONSUMER DISCRETIONARY                           2,464,360
                                                   -------------
CONSUMER STAPLES 7.2%
  FOOD & DRUG RETAILING 2.1%
  Wal-Mart Stores, Inc.+                   8,100         405,891
  Walgreen Co.                             1,950          86,619
  Sysco Corp.+                             1,220          43,676
  CVS Corp.                                  770          40,517
  Costco Wholesale Corp.+                    900          39,762
  Kroger Co.*+                             1,410          22,602
  Safeway, Inc.*+                            860          15,936
  Albertson's, Inc.+                         700          14,455
  Supervalu, Inc.                            260           8,671
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              678,129
                                                   -------------
  BEVERAGES 1.6%
  Coca-Cola Co.                            4,630         192,932
  PepsiCo, Inc.                            3,220         170,757
  Anheuser-Busch Cos., Inc.+               1,510          71,559
  Coca-Cola Enterprises, Inc.                900          18,468
  Pepsi Bottling Group, Inc.+                480          13,368
  Brown-Forman Corp. -- Class B              230          12,592
  Molson Coors Brewing Co. --
      Class B                                150          11,576
                                                   -------------
TOTAL BEVERAGES                                          491,252
                                                   -------------
  HOUSEHOLD PRODUCTS 1.2%
  Procter & Gamble Co.+                    4,850         257,050
  Kimberly-Clark Corp.                       930          61,129
  Colgate-Palmolive Co.                    1,010          52,692
  Clorox Co.+                                290          18,267
                                                   -------------
TOTAL HOUSEHOLD PRODUCTS                                 389,138
                                                   -------------
  TOBACCO 0.9%
  Altria Group, Inc.+                      3,929         256,917

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Reynolds American, Inc.                    280   $      22,565
  UST, Inc.                                  320          16,544
                                                   -------------
TOTAL TOBACCO                                            296,026
                                                   -------------
  FOOD PRODUCTS 0.9%
  General Mills, Inc.+                       700          34,405
  Kellogg Co.                                790          34,183
  Sara Lee Corp.+                          1,500          33,240
  Archer-Daniels-Midland Co.               1,250          30,725
  Hershey Foods Corp.+                       470          28,416
  WM Wrigley Jr Co.                          430          28,195
  ConAgra Foods, Inc.+                       980          26,480
  H.J. Heinz Co.                             670          24,683
  Campbell Soup Co.                          790          22,926
  McCormick & Co., Inc.                      260           8,952
                                                   -------------
TOTAL FOOD PRODUCTS                                      272,205
                                                   -------------
  PERSONAL PRODUCTS 0.5%
  Gillette Co.                             1,900          95,912
  Avon Products, Inc.                        900          38,646
  Alberto-Culver Co. -- Class B              170           8,136
                                                   -------------
TOTAL PERSONAL PRODUCTS                                  142,694
                                                   -------------
TOTAL CONSUMER STAPLES                                 2,269,444
                                                   -------------
ENERGY 5.8%
  OIL & GAS 5.0%
  Exxon Mobil Corp.                       12,340         735,464
  ChevronTexaco Corp.                      4,050         236,155
  ConocoPhillips                           1,324         142,780
  Occidental Petroleum Corp.+                750          53,377
  Devon Energy Corp.+                        930          44,408
  Apache Corp.                               620          37,963
  Burlington Resources, Inc.                 750          37,553
  Valero Energy Corp.                        490          35,902
  Anadarko Petroleum Corp.                   470          35,767
  Marathon Oil Corp.+                        660          30,967
  Unocal Corp.+                              500          30,845
  Kerr-McGee Corp.+                          310          24,282
  EOG Resources, Inc.+                       450          21,933
  XTO Energy, Inc.+                          663          21,773
  Williams Cos., Inc.+                     1,060          19,939
  Kinder Morgan, Inc.+                       240          18,168
  Amerada Hess Corp.+                        180          17,318
  Sunoco, Inc.                               130          13,458
  El Paso Corp.+                           1,230          13,013


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Ashland, Inc.                              140   $       9,446
                                                   -------------
TOTAL OIL & GAS                                        1,580,511
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Schlumberger Ltd.                        1,130          79,642
  Halliburton Co.                            960          41,520
  Transocean, Inc.*+                         620          31,905
  Baker Hughes, Inc.+                        640          28,473
  Nabors Industries Ltd.*                    290          17,151
  BJ Services Co.+                           310          16,083
  National-Oilwell, Inc.*+                   320          14,944
  Noble Corp.+                               260          14,615
  Rowan Cos., Inc.                           210           6,285
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        250,618
                                                   -------------
TOTAL ENERGY                                           1,831,129
                                                   -------------
MATERIALS 2.1%
  CHEMICALS 1.2%
  EI Du Pont de Nemours & Co.              1,900          97,356
  Dow Chemical Co.+                        1,800          89,730
  Monsanto Co.                               510          32,895
  Praxair, Inc.                              620          29,673
  Air Products & Chemicals, Inc.             430          27,215
  PPG Industries, Inc.+                      330          23,602
  Rohm & Haas Co.+                           430          20,640
  Ecolab, Inc.                               490          16,194
  Eastman Chemical Co.+                      150           8,850
  Sigma-Aldrich Corp.+                       130           7,962
  International Flavors &
      Fragrances, Inc.                       180           7,110
  Engelhard Corp.                            230           6,907
  Great Lakes Chemical Corp.                 100           3,212
  Hercules, Inc.*                            210           3,041
                                                   -------------
TOTAL CHEMICALS                                          374,387
                                                   -------------
  METALS & MINING 0.5%
  Alcoa, Inc.                              1,660          50,447
  Newmont Mining Corp.+                      850          35,913
  Phelps Dodge Corp.+                        180          18,311
  Nucor Corp.+                               300          17,268
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                 340          13,467
  United States Steel Corp.+                 220          11,187

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Allegheny Technologies, Inc.               180   $       4,340
                                                   -------------
TOTAL METALS & MINING                                    150,933
                                                   -------------
  PAPER & FOREST PRODUCTS 0.3%
  International Paper Co.+                   930          34,215
  Weyerhaeuser Co.                           460          31,510
  Georgia-Pacific Corp.                      490          17,390
  MeadWestvaco Corp.                         390          12,410
  Louisiana-Pacific Corp.+                   210           5,279
                                                   -------------
TOTAL PAPER & FOREST PRODUCTS                            100,804
                                                   -------------
  CONTAINERS & PACKAGING 0.1%
  Ball Corp.+                                220           9,126
  Sealed Air Corp.*+                         160           8,310
  Temple-Inland, Inc.                        110           7,981
  Pactiv Corp.*                              280           6,538
  Bemis Co.                                  200           6,224
                                                   -------------
TOTAL CONTAINERS & PACKAGING                              38,179
                                                   -------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.+                      200          11,366
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              11,366
                                                   -------------
TOTAL MATERIALS                                          675,669
                                                   -------------
UTILITIES 2.1%
  ELECTRIC UTILITIES 1.4%
  Exelon Corp.+                            1,270          58,280
  Southern Co.                             1,410          44,880
  TXU Corp.+                                 460          36,630
  Entergy Corp.                              430          30,384
  FPL Group, Inc.                            710          28,506
  FirstEnergy Corp.+                         630          26,428
  American Electric Power Co.,
      Inc.+                                  760          25,886
  PG&E Corp.+                                700          23,870
  Edison International                       620          21,526
  Progress Energy, Inc.+                     470          19,717
  PPL Corp.+                                 360          19,436
  Consolidated Edison, Inc.+                 460          19,403
  Ameren Corp.+                              370          18,134
  DTE Energy Co.+                            330          15,008
  Cinergy Corp.+                             370          14,992
  Xcel Energy, Inc.+                         770          13,229
  Pinnacle West Capital Corp.                180           7,652


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CenterPoint Energy, Inc.+                  590   $       7,098
  TECO Energy, Inc.+                         380           5,958
  Allegheny Energy, Inc.*+                   260           5,372
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 442,389
                                                   -------------
  MULTI-UTILITIES 0.6%
  Duke Energy Corp.+                       1,830          51,258
  Dominion Resources, Inc./VA+               630          46,891
  Public Service Enterprise
      Group, Inc.+                           450          24,476
  AES Corp.*+                              1,240          20,311
  Sempra Energy+                             450          17,928
  Constellation Energy Group,
      Inc.                                   340          17,578
  CMS Energy Corp.*+                         410           5,347
  Calpine Corp.*+                          1,020           2,856
  Dynegy, Inc. -- Class A*+                  730           2,854
                                                   -------------
TOTAL MULTI-UTILITIES                                    189,499
                                                   -------------
  GAS UTILITIES 0.1%
  KeySpan Corp.+                             310          12,081
  NiSource, Inc.+                            520          11,851
  Nicor, Inc.+                                80           2,967
  Peoples Energy Corp.                        70           2,934
                                                   -------------
TOTAL GAS UTILITIES                                       29,833
                                                   -------------
TOTAL UTILITIES                                          661,721
                                                   -------------
TELECOMMUNICATION SERVICES 2.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      1.8%
  Verizon Communications, Inc.+            5,300         188,150
  SBC Communications, Inc.+                6,335         150,076
  BellSouth Corp.+                         3,500          92,015
  Sprint Corp.+                            2,810          63,928
  Alltel Corp.+                              580          31,813
  AT&T Corp.                               1,520          28,500
  Qwest Communications
      International, Inc.*+                3,470          12,839
  CenturyTel, Inc.+                          260           8,538

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Citizens Communications Co.+               640   $       8,282
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 584,141
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Nextel Communications, Inc. --
      Class A*                             2,130          60,534
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 60,534
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         644,675
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $19,536,120)                                  21,109,534
                                                   -------------

                                       CONTRACTS
                                     -----------
OPTIONS PURCHASED  0.0%
Put Options on:
  April 2005 S&P 500 Index
  Futures Contracts
    Expiring April 2005 with
    strike price of 1700                      40              --
                                                   -------------
TOTAL OPTIONS PURCHASED
  (Cost $660)                                                 --
                                                   -------------

                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS  18.4%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
   2.63% due 04/01/05                $ 1,509,886       1,509,886
Morgan Stanley, at
   2.62% due 04/01/05                  1,321,151       1,321,151
Citigroup, Inc. at
   2.60% due 04/01/05                  1,321,151       1,321,151
Lehman Brothers, Inc. at
   2.55% due 04/01/05                  1,645,660       1,645,660
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,797,848)                                    5,797,848
                                                   -------------


--------------------------------------------------------------------------------

TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------
                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL  13.1%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        4,133,671   $   4,133,671
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,133,671)                                      4,133,671
                                                   -------------
TOTAL INVESTMENTS 98.4%
  (Cost $29,468,299)                               $  31,041,053
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.6%                               $     505,931
                                                   -------------
NET ASSETS - 100.0%                                $  31,546,984

================================================================
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $42,055,650)                     711   $    (727,749)
                                                   -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                       10

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 80.3%
INFORMATION TECHNOLOGY 46.7%
  SOFTWARE 14.1%
  Microsoft Corp.                         80,471   $   1,944,984
  Oracle Corp.*                           46,020         574,329
  Electronic Arts, Inc.*+                  6,622         342,887
  Adobe Systems, Inc.+                     5,029         337,798
  Symantec Corp.*+                        15,826         337,568
  Intuit, Inc.*+                           5,070         221,914
  Veritas Software Corp.*+                 9,294         215,807
  Autodesk, Inc.                           5,180         154,157
  Check Point Software
      Technologies Ltd.*+                  5,470         118,918
  Siebel Systems, Inc.*+                  12,807         116,928
  Citrix Systems, Inc.*+                   4,330         103,141
  Mercury Interactive Corp.*+              1,930          91,443
  BEA Systems, Inc.*                       8,070          64,318
  Synopsys, Inc.*+                         2,920          52,852
                                                   -------------

TOTAL SOFTWARE                                         4,677,044
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 11.1%
  Intel Corp.                             47,650       1,106,909
  Maxim Integrated Products,
      Inc.+                                9,814         401,098
  Linear Technology Corp.+                 8,830         338,277
  Applied Materials, Inc.*                18,902         307,158
  Xilinx, Inc.                             9,940         290,546
  KLA-Tencor Corp.*+                       5,100         234,651
  Altera Corp.*                           11,270         222,921
  Marvell Technology Group
      Ltd.*+                               5,540         212,404
  Broadcom Corp. -- Class A*+              5,312         158,935
  Microchip Technology, Inc.               3,690          95,977
  ATI Technologies, Inc.*                  5,269          90,943
  Lam Research Corp.*+                     3,030          87,446
  Novellus Systems, Inc.*+                 3,070          82,061
  Intersil Corp. -- Class A                3,270          56,636
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              3,685,962
                                                   -------------
  COMMUNICATIONS EQUIPMENT 9.8%
  Qualcomm, Inc.                          42,545       1,559,274
  Cisco Systems, Inc.*                    50,620         905,592
  Research In Motion Ltd.*+                4,039         308,660
  Juniper Networks, Inc.*+                 7,598         167,612
  Comverse Technology, Inc.*+              4,416         111,372

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Telefonaktiebolaget LM
      Ericsson -- SP ADR*+                 3,550   $     100,110
  JDS Uniphase Corp.*+                    35,290          58,934
  Tellabs, Inc.*                           5,690          41,537
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                         3,253,091
                                                   -------------
  COMPUTERS & PERIPHERALS 6.9%
  Apple Computer, Inc.*                   24,138       1,005,831
  Dell, Inc.*                             19,670         755,721
  Network Appliance, Inc.*+                8,075         223,355
  Sun Microsystems, Inc.*+                31,478         127,171
  Sandisk Corp.*                           3,220          89,516
  QLogic Corp.*                            2,030          82,215
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                          2,283,809
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.9%
  Yahoo!, Inc.*+                          14,220         482,058
  VeriSign, Inc.*+                         5,169         148,350
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                       630,408
                                                   -------------
  IT CONSULTING & SERVICES 1.8%
  Paychex, Inc.+                           7,720         253,371
  Fiserv, Inc.*+                           5,260         209,348
  Cognizant Technology
      Solutions Corp.*                     2,790         128,898
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           591,617
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Flextronics International
      Ltd.*+                              13,060         157,242
  CDW Corp.+                               1,860         105,425
  Sanmina-SCI Corp.*                      11,970          62,483
  Molex, Inc.                              2,130          56,147
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 381,297
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                          15,503,228
                                                   -------------
CONSUMER DISCRETIONARY 15.3%
  MEDIA 4.9%
  Comcast Corp. -- Class A*+              20,480         691,814
  Liberty Media International,
      Inc. -- Class A*+                    3,800         166,212
  Sirius Satellite Radio, Inc.*+          29,430         165,397


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  XM Satellite Radio Holdings,             4,540   $     143,010
      Inc.*+
  EchoStar Communications Corp.            4,800         140,400
  NTL, Inc.*+                              2,060         131,160
  Pixar*                                   1,250         121,938
  Lamar Advertising Co.*                   1,830          73,731
                                                   -------------

TOTAL MEDIA                                            1,633,662
                                                   -------------
  INTERNET & CATALOG RETAIL 4.0%
  eBay, Inc.*                             21,284         793,042
  InterActiveCorp*+                       15,430         343,626
  Amazon.com, Inc.*+                       5,835         199,965
                                                   -------------

TOTAL INTERNET & CATALOG RETAIL                        1,336,633
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.3%
  Starbucks Corp.*                        11,890         614,238
  Wynn Resorts Ltd.*+                      2,300         155,802
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       770,040
                                                   -------------
  SPECIALTY RETAIL 2.2%
  Bed Bath & Beyond, Inc.*+                8,710         318,263
  Staples, Inc.                            7,198         226,233
  Ross Stores, Inc.+                       3,130          91,208
  Petsmart, Inc.+                          3,110          89,413
                                                   -------------

TOTAL SPECIALTY RETAIL                                   725,117
                                                   -------------
  MULTILINE RETAIL 1.6%
  Sears Holdings Corp.*+                   3,480         463,432
  Dollar Tree Stores, Inc.*+               2,340          67,228
                                                   -------------

TOTAL MULTILINE RETAIL                                   530,660
                                                   -------------
  HOUSEHOLD DURABLES 0.3%
  Garmin Ltd.+                             2,160         100,051
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                 100,051
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           5,096,163
                                                   -------------
HEALTH CARE 9.7%
  BIOTECHNOLOGY 6.6%
  Amgen, Inc.*                            12,740         741,596
  Genzyme Corp.*                           6,710         384,081

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Gilead Sciences, Inc.*                   9,172   $     328,358
  Biogen Idec, Inc.*+                      7,800         269,178
  Chiron Corp.*+                           5,620         197,037
  Medimmune, Inc.*+                        5,730         136,431
  Invitrogen Corp.*+                       1,037          71,760
  Millennium Pharmaceuticals,
      Inc.*+                               7,220          60,792
                                                   -------------

TOTAL BIOTECHNOLOGY                                    2,189,233
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Patterson Cos., Inc.*+                   2,830         141,359
  Express Scripts, Inc.*+                  1,460         127,297
  Lincare Holdings, Inc.*+                 2,080          91,998
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   360,654
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Biomet, Inc.                             7,340         266,442
  DENTSPLY International, Inc.             1,670          90,865
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   357,307
                                                   -------------
  PHARMACEUTICALS 0.9%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+           9,900         306,900
                                                   -------------

TOTAL PHARMACEUTICALS                                    306,900
                                                   -------------

TOTAL HEALTH CARE                                      3,214,094
                                                   -------------
INDUSTRIALS 3.8%
  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Apollo Group, Inc. -- Class A*+          4,030         298,462
  Cintas Corp.+                            4,430         183,003
  Career Education Corp.*+                 2,236          76,605
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                     558,070
                                                   -------------


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                             MARKET
                                             SHARES           VALUE
-------------------------------------------------------------------
  MACHINERY 0.9%
  Paccar, Inc.                                4,190   $     303,314
                                                      -------------

TOTAL MACHINERY                                             303,314
                                                      -------------
  AIR FREIGHT & COURIERS 0.6%
  Expeditors International
      Washington, Inc.+                       2,249         120,434
  C.H. Robinson Worldwide, Inc.+              1,810          93,269
                                                      -------------

TOTAL AIR FREIGHT & COURIERS                                213,703
                                                      -------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion
      Corp.+                                  4,136         107,991
                                                      -------------

TOTAL ELECTRICAL EQUIPMENT                                  107,991
                                                      -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                               1,560          86,284
                                                      -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                       86,284
                                                      -------------

TOTAL INDUSTRIALS                                         1,269,362
                                                      -------------
TELECOMMUNICATION SERVICES 3.2%
  WIRELESS TELECOMMUNICATION SERVICES 2.6%
  Nextel Communications, Inc. --
      Class A*+                              29,979         852,003
                                                      -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                   852,003
                                                      -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.6%
  MCI, Inc.                                   7,450         185,654
  Level 3 Communications, Inc.*+             14,570          30,014
                                                      -------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                    215,668
                                                      -------------

TOTAL TELECOMMUNICATION SERVICES                          1,067,671
                                                      -------------
CONSUMER STAPLES 1.1%
  FOOD & DRUG RETAILING 1.1%
  Costco Wholesale Corp.+                     5,322         235,126

                                                             MARKET
                                             SHARES           VALUE
-------------------------------------------------------------------
  Whole Foods Market, Inc.+                  $1,322   $     135,016
                                                      -------------

TOTAL FOOD & DRUG RETAILING                                 370,142
                                                      -------------

TOTAL CONSUMER STAPLES                                      370,142
                                                      -------------
MATERIALS 0.5%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.+                        1,430          87,587
                                                      -------------

TOTAL CHEMICALS                                              87,587
                                                      -------------
  CONTAINERS & PACKAGING 0.2%
  Smurfit-Stone Container
      Corp.*+                                 5,359          82,904
                                                      -------------

TOTAL CONTAINERS & PACKAGING                                 82,904
                                                      -------------

TOTAL MATERIALS                                             170,491
                                                      -------------
TOTAL COMMON STOCKS
  (Cost $23,709,036)                                     26,691,151
                                                      -------------

                                            FACE
                                           AMOUNT
                                        -----------
REPURCHASE AGREEMENTS 11.1%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
      2.63% due 04/01/05                $   120,420         120,420
Morgan Stanley at
      2.62% due 04/01/05                    105,366         105,366
Citigroup, Inc. at
      2.60% due 04/01/05                    105,366         105,366
Lehman Brothers, Inc. at
      2.55% due 04/01/05                  3,343,605       3,343,605
                                                      -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,674,757)                                       3,674,757
                                                      -------------
SECURITIES LENDING COLLATERAL  16.9%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                           5,626,065       5,626,065
                                                      -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,626,065)                                         5,626,065
                                                      -------------


--------------------------------------------------------------------------------

VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                             MARKET
                                                              VALUE
                                                      -------------
TOTAL INVESTMENTS 108.3%
  (Cost $33,009,858)                                  $  35,991,973
                                                      -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.3)%                                     $  (2,751,608)
                                                      -------------
NET ASSETS - 100.0%                                   $  33,240,365

===================================================================
                                                         UNREALIZED
                                       CONTRACTS        GAIN (LOSS)
-------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Nasdaq 100 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $12,315,660)                        413   $       5,581
                                                      -------------

                                             UNITS
                                           --------
EQUITY INDEX SWAP AGREEMENT
June 2005 Nasdaq 100 Index
Swap, Maturing 06/14/05**
  (Notional Market Value
  $27,432,213)                               18,504   $    (256,305)
                                                      -------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       4

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 92.3%
CONSUMER DISCRETIONARY 17.9%
  SPECIALTY RETAIL 6.9%
  Williams-Sonoma, Inc.*+                  8,290   $     304,657
  American Eagle Outfitters,
      Inc.                                10,070         297,569
  Petsmart, Inc.+                          9,830         282,613
  Regis Corp.                              5,910         241,896
  Pacific Sunwear of
      California, Inc.*                    8,530         238,669
  Aeropostale, Inc.*+                      7,160         234,490
  Payless Shoesource, Inc.*+              13,570         214,270
  Michaels Stores, Inc.+                   5,100         185,130
  CarMax, Inc.*                            2,560          80,640
  Abercrombie & Fitch Co. --
      Class A                                770          44,075
                                                   -------------

TOTAL SPECIALTY RETAIL                                 2,124,009
                                                   -------------
  HOUSEHOLD DURABLES 4.3%
  Lennar Corp. -- Class A+                 7,260         411,497
  Toll Brothers, Inc.*+                    3,260         257,051
  Mohawk Industries, Inc.*+                2,540         214,122
  Hovnanian Enterprises, Inc. --
      Class A*                             2,940         149,940
  Harman International
      Industries, Inc.                     1,610         142,420
  Furniture Brands
      International, Inc.                  3,560          77,644
  D.R. Horton, Inc.                        2,410          70,468
                                                   -------------

TOTAL HOUSEHOLD DURABLES                               1,323,142
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 3.2%
  International Speedway Corp.
      -- Class A                           4,900         265,825
  Mandalay Resort Group                    3,410         240,371
  Caesars Entertainment, Inc.*+           11,000         217,690
  CBRL Group, Inc.                         3,510         144,963
  Boyd Gaming Corp.                        2,340         122,031
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       990,880
                                                   -------------
  MEDIA 2.3%
  Washington Post Co. -- Class B             400         357,600
  Media General, Inc.                      3,490         215,856

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Emmis Communications Corp. --             7,330  $     140,883
      Class A*+
                                                   -------------
TOTAL MEDIA                                              714,339
                                                   -------------
  AUTO COMPONENTS 1.0%
  Bandag, Inc.                             3,170         148,927
  BorgWarner, Inc.                         2,940         143,119
  Modine Manufacturing Co.                   730          21,411
                                                   -------------

TOTAL AUTO COMPONENTS                                    313,457
                                                   -------------
  AUTOMOBILES 0.2%
  Thor Industries, Inc.+                   1,300          38,883
                                                   -------------

TOTAL AUTOMOBILES                                         38,883
                                                   -------------
  TEXTILES & APPAREL 0.0%
  Timberland Co. -- Class A*                  20           1,419
                                                   -------------

TOTAL TEXTILES & APPAREL                                   1,419
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           5,506,129
                                                   -------------
FINANCIALS 15.8%
  BANKS 5.0%
  Commerce Bancorp, Inc./NJ+              10,220         331,844
  Mercantile Bankshares Corp.              5,840         297,023
  Colonial BancGroup, Inc.                12,520         256,910
  Bank of Hawaii Corp.                     4,580         207,291
  Hibernia Corp. -- Class A                5,730         183,417
  Silicon Valley Bancshares*+              3,890         171,393
  Cullen/Frost Bankers, Inc.               2,020          91,203
                                                   -------------

TOTAL BANKS                                            1,539,081
                                                   -------------
  INSURANCE 4.1%
  Arthur J. Gallagher & Co.                8,410         242,208
  Allmerica Financial Corp.*               6,630         238,348
  Stancorp Financial Group, Inc.           2,310         195,842
  Horace Mann Educators Corp.             10,550         187,157
  Brown & Brown, Inc.                      3,360         154,862
  AmerUs Group Co.                         3,170         149,783
  Fidelity National Financial,
      Inc.                                 1,900          62,586


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  W.R. Berkley Corp.                         850   $      42,160
                                                   -------------

TOTAL INSURANCE                                        1,272,946
                                                   -------------
  CAPITAL MARKETS 3.2%
  Raymond James Financial, Inc.            7,010         212,403
  Waddell & Reed Financial,
      Inc. -- Class A+                    10,440         206,086
  LaBranche & Co., Inc.*                  21,280         197,904
  Investors Financial Services
      Corp.+                               3,080         150,643
  SEI Investments Co.                      2,560          92,570
  Legg Mason, Inc.                         1,010          78,921
  A.G. Edwards, Inc.+                      1,150          51,520
                                                   -------------

TOTAL CAPITAL MARKETS                                    990,047
                                                   -------------
  REAL ESTATE 2.4%
  AMB Property Corp.                       6,730         254,394
  Weingarten Realty Investors+             7,360         253,993
  United Dominion Realty Trust,
      Inc.                                11,010         229,779
                                                   -------------

TOTAL REAL ESTATE                                        738,166
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Independence Community Bank
      Corp.                                6,920         269,880
                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE                         269,880
                                                   -------------
  CONSUMER FINANCE 0.2%
  MoneyGram International, Inc.            2,380          44,958
                                                   -------------
TOTAL CONSUMER FINANCE                                    44,958
                                                   -------------
TOTAL FINANCIALS                                       4,855,078
                                                   -------------
INFORMATION TECHNOLOGY 12.4%
  SOFTWARE 3.8%
  Wind River Systems, Inc.*+              14,490         218,509
  Advent Software, Inc.*                  11,370         206,707
  McAfee, Inc.*                            9,130         205,973
  Macromedia, Inc.*+                       3,240         108,540
  Cadence Design Systems, Inc.*            5,460          81,627
  Activision, Inc.*                        5,393          79,816

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Mentor Graphics Corp.*                   5,300   $      72,610
  Sybase, Inc.*+                           3,400          62,764
  Transaction Systems
      Architects, Inc. -- Class
      A*                                   2,550          59,032
  Ascential Software Corp.*                2,620          48,549
  Jack Henry & Associates, Inc.            1,210          21,768
                                                   -------------

TOTAL SOFTWARE                                         1,165,895
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.7%
  Lam Research Corp.*+                     9,560         275,901
  International Rectifier
      Corp.*+                              4,640         211,120
  Microchip Technology, Inc.               4,860         126,408
  Fairchild Semiconductor
      International, Inc.*+                4,760          72,971
  Micrel, Inc.*+                           6,960          64,171
  Lattice Semiconductor Corp.*            11,380          61,111
  Credence Systems Corp.*                  3,360          26,578
  Cree, Inc.*+                               340           7,395
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                845,655
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
  National Instruments Corp.+              8,600         232,630
  Tech Data Corp.*                         6,170         228,660
  Avnet, Inc.*                            11,460         211,093
  Amphenol Corp. -- Class A                1,720          63,709
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 736,092
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.7%
  3Com Corp.*                             45,100         160,556
  Avocent Corp.*                           5,020         128,813
  CommScope, Inc.*                         5,660          84,674
  Utstarcom, Inc.*+                        6,430          70,408
  Harris Corp.                             2,080          67,912
  ADTRAN, Inc.                                40             706
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           513,069
                                                   -------------
  IT CONSULTING & SERVICES 1.5%
  CheckFree Corp.*+                        5,710         232,740
  Cognizant Technology
      Solutions Corp.*                     4,610         212,982


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Alliance Data Systems Corp.*+              530   $      21,412
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           467,134
                                                   -------------
  OFFICE ELECTRONICS 0.3%
  Zebra Technologies Corp. --
      Class A*                             1,800          85,482
                                                   -------------

TOTAL OFFICE ELECTRONICS                                  85,482
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           3,813,327
                                                   -------------
INDUSTRIALS 11.5%
  COMMERCIAL SERVICES & SUPPLIES 4.3%
  Banta Corp.                              4,950         211,860
  Kelly Services, Inc.                     7,230         208,152
  Herman Miller, Inc.                      6,840         206,021
  Korn/Ferry International,
      Inc.*                               10,370         197,341
  ChoicePoint, Inc.*+                      3,870         155,226
  Career Education Corp.*+                 3,910         133,956
  Republic Services, Inc.+                 2,670          89,392
  Laureate Education, Inc.*                1,700          72,743
  ITT Educational Services,
      Inc.*+                                 200           9,700
  Stericycle, Inc.*+                         200           8,840
  Adesa, Inc.                                320           7,475
  Corinthian Colleges, Inc.*                 400           6,288
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,306,994
                                                   -------------
  MACHINERY 2.6%
  Kennametal, Inc.                         4,780         227,002
  Nordson Corp.                            5,640         207,665
  Harsco Corp.                             3,280         195,521
  AGCO Corp.*                              8,260         150,745
  Donaldson Co., Inc.                        810          26,147
                                                   -------------

TOTAL MACHINERY                                          807,080
                                                   -------------
  ROAD & RAIL 1.4%
  CNF, Inc.                                4,940         231,142
  Swift Transportation Co.,
      Inc.*+                               8,940         197,932
                                                   -------------

TOTAL ROAD & RAIL                                        429,074
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AEROSPACE & DEFENSE 1.1%
  Precision Castparts Corp.                4,220   $     324,982
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                324,982
                                                   -------------
  AIR FREIGHT & COURIERS 0.7%
  Expeditors International
      Washington, Inc.+                    2,200         117,810
  C.H. Robinson Worldwide, Inc.+           1,950         100,483
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                             218,293
                                                   -------------
  ELECTRICAL EQUIPMENT 0.7%
  Thomas & Betts Corp.*                    6,710         216,733
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               216,733
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.7%
  Granite Construction, Inc.               8,180         214,889
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                         214,889
                                                   -------------

TOTAL INDUSTRIALS                                      3,518,045
                                                   -------------
HEALTH CARE 11.2%
  HEALTH CARE PROVIDERS & SERVICES 4.9%
  Lincare Holdings, Inc.*+                 7,340         324,648
  Community Health Systems,
      Inc.*                                8,080         282,073
  Patterson Cos., Inc.*+                   5,241         261,788
  Universal Health Services,
      Inc. -- Class B+                     3,880         203,312
  LifePoint Hospitals, Inc.*+              4,140         181,498
  Triad Hospitals, Inc.*+                  3,320         166,332
  Henry Schein, Inc.*                      2,010          72,038
  Pacificare Health Systems,
      Inc.*                                  250          14,230
  Westwood One, Inc.*                        240           4,884
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,510,803
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
  Varian Medical Systems, Inc.*+           7,390         253,329
  Edwards Lifesciences Corp.*+             5,810         251,108


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cytyc Corp.*                            10,330   $     237,693
  Inamed Corp.*                              810          56,603
  DENTSPLY International, Inc.                80           4,353
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   803,086
                                                   -------------
  PHARMACEUTICALS 2.0%
  IVAX Corp.*+                            18,480         365,350
  Barr Pharmaceuticals, Inc.*              5,410         264,170
                                                   -------------

TOTAL PHARMACEUTICALS                                    629,520
                                                   -------------
  BIOTECHNOLOGY 1.7%
  Protein Design Labs, Inc.*              16,670         266,553
  Invitrogen Corp.*+                       1,730         119,716
  Charles River Laboratories
      International, Inc.*                 1,590          74,794
  Millennium Pharmaceuticals,
      Inc.*+                               5,890          49,594
                                                   -------------

TOTAL BIOTECHNOLOGY                                      510,657
                                                   -------------

TOTAL HEALTH CARE                                      3,454,066
                                                   -------------
ENERGY 7.4%
  ENERGY EQUIPMENT & SERVICES 3.7%
  Weatherford International
      Ltd.*+                               6,750         391,095
  Cooper Cameron Corp.*+                   4,740         271,175
  Grant Prideco, Inc.*                    11,150         269,384
  Hanover Compressor Co.*+                16,400         197,948
  Helmerich & Payne, Inc.                    440          17,464
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                      1,147,066
                                                   -------------
  OIL & GAS 3.7%
  Newfield Exploration Co.*                3,530         262,138
  Forest Oil Corp.*+                       6,260         253,530
  Murphy Oil Corp.                         2,380         234,977
  Pogo Producing Co.+                      4,190         206,316
  Overseas Shipholding Group,
      Inc.+                                2,700         169,857
                                                   -------------

TOTAL OIL & GAS                                        1,126,818
                                                   -------------

TOTAL ENERGY                                           2,273,884
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
UTILITIES 6.4%
  MULTI-UTILITIES 3.3%
  Oneok, Inc.                              9,010   $     277,688
  Energy East Corp.+                       9,740         255,383
  Vectren Corp.                            7,610         202,730
  Aquila, Inc.*                           48,190         184,568
  MDU Resources Group, Inc.                2,900          80,098
                                                   -------------

TOTAL MULTI-UTILITIES                                  1,000,467
                                                   -------------
  ELECTRIC UTILITIES 1.5%
  NSTAR                                    4,780         259,554
  OGE Energy Corp.+                        7,420         199,969
                                                   -------------

TOTAL ELECTRIC UTILITIES                                 459,523
                                                   -------------
  GAS UTILITIES 0.8%
  AGL Resources, Inc.                      7,330         256,037
                                                   -------------

TOTAL GAS UTILITIES                                      256,037
                                                   -------------
  WATER UTILITIES 0.8%
  Aqua America, Inc.                      10,010         243,743
                                                   -------------

TOTAL WATER UTILITIES                                    243,743
                                                   -------------

TOTAL UTILITIES                                        1,959,770
                                                   -------------
MATERIALS 4.8%
  CHEMICALS 2.4%
  Lubrizol Corp.                           6,150         249,936
  Lyondell Chemical Co.+                   8,320         232,294
  Sensient Technologies Corp.              6,245         134,642
  Cytec Industries, Inc.                   1,660          90,055
  Minerals Technologies, Inc.                310          20,392
                                                   -------------

TOTAL CHEMICALS                                          727,319
                                                   -------------
  METALS & MINING 1.7%
  Worthington Industries, Inc.+           11,460         220,949
  Steel Dynamics, Inc.+                    5,630         193,954
  Peabody Energy Corp.                     2,740         127,026
                                                   -------------

TOTAL METALS & MINING                                    541,929
                                                   -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  PAPER & FOREST PRODUCTS 0.7%
  Glatfelter                              13,894   $     204,937
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                            204,937
                                                   -------------

TOTAL MATERIALS                                        1,474,185
                                                   -------------
CONSUMER STAPLES 4.4%
  FOOD PRODUCTS 2.4%
  J.M. Smucker Co.                         5,320         267,596
  Hormel Foods Corp.                       7,730         240,480
  Lancaster Colony Corp.                   5,345         227,430
  Tyson Foods, Inc. -- Class A               350           5,838
                                                   -------------

TOTAL FOOD PRODUCTS                                      741,344
                                                   -------------
  FOOD & DRUG RETAILING 0.8%
  Ruddick Corp.                            9,180         212,517
  BJ's Wholesale Club, Inc.*               1,340          41,620
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              254,137
                                                   -------------
  TOBACCO 0.6%
  Universal Corp./Richmond VA              4,130         189,030
                                                   -------------

TOTAL TOBACCO                                            189,030
                                                   -------------
  HOUSEHOLD PRODUCTS 0.6%
  Church & Dwight Co., Inc.                4,840         171,675
  Energizer Holdings, Inc.*                   40           2,392
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                 174,067
                                                   -------------

TOTAL CONSUMER STAPLES                                 1,358,578
                                                   -------------
TELECOMMUNICATION SERVICES 0.5%
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc.           1,500         122,400
                                                   -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                122,400
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.1%
  Cincinnati Bell, Inc.*                   6,470   $      27,497
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  27,497
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         149,897
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $26,452,336)                                  28,362,959
                                                   -------------
                                            FACE
                                          AMOUNT
                                    ------------
FEDERAL AGENCY DISCOUNT NOTES 9.8%
Federal Farm Credit Bank***
  2.68% due 04/20/05               $   2,000,000       1,997,171
Freddie Mac***
  2.69% due 04/05/05                   1,000,000         999,701
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $2,996,872)                                    2,996,872
                                                   -------------
REPURCHASE AGREEMENTS  4.2%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc.
   at 2.63% due 04/01/05                 337,170         337,170
Morgan Stanley at
   2.62% due 04/01/05                    295,024         295,024
Citigroup, Inc. at
   2.60% due 04/01/05                    295,024         295,024
Lehman Brothers, Inc. at
   2.55% due 04/01/05                    367,489         367,489
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,294,707)                                    1,294,707
                                                   -------------
SECURITIES LENDING COLLATERAL  15.3%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        4,711,626       4,711,626
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,711,626)                                      4,711,626
                                                   -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 121.6%
  (Cost $35,455,541)                               $  37,366,164
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.6)%                                 $  (6,628,770)
                                                   -------------
NET ASSETS - 100.0%                                $  30,737,394

================================================================
                                                      UNREALIZED
                                       CONTRACTS     GAIN (LOSS)
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 S&P MidCap 400 Index
Mini Futures Contracts**
  (Aggregate Market Value of
  Contracts $7,132,320 )                     108   $       3,487
                                                   -------------
                                           UNITS
                                     -----------
EQUITY INDEX SWAP AGREEMENT
May 2005 S&P MidCap 400 Index
Swap, Maturing 05/24/05**
  (Notional Market Value
  $10,456,952)                            15,871   $     (73,872)
                                                   -------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

*** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       6

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 46.9%
Fannie Mae*
  2.65% due 04/04/05                $    350,000   $     349,923
Federal Farm Credit Bank*
  2.65% due 04/01/05                     350,000         350,000
Federal Home Loan Bank*
  2.61% due 04/04/05                     350,000         349,924
Freddie Mac*
  2.65% due 04/05/05                     350,000         349,897
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,399,744)                                    1,399,744
                                                   -------------
REPURCHASE AGREEMENTS 50.1%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
      2.63% due 04/01/05                 390,171         390,171
Morgan Stanley at
      2.62% due 04/01/05                 341,400         341,400
Citigroup, Inc. at
      2.60% due 04/01/05                 341,400         341,400
Lehman Brothers, Inc. at
      2.55% due 04/01/05                 425,257         425,257
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,498,228)                                    1,498,228
                                                   -------------
TOTAL INVESTMENTS 97.0%
  (Cost $2,897,972)                                $   2,897,972
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.0%                               $      90,853
                                                   -------------
NET ASSETS - 100.0%                                $   2,988,825

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $2,707,640)                       41   $      35,498
                                                   -------------

                                           UNITS
                                     -----------
EQUITY INDEX SWAP AGREEMENT
May 2005 S&P MidCap 400 Index
Swap, Maturing 05/24/05**
  (Notional Market Value $337,966)           522   $       2,414
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 83.8%
FINANCIALS 17.5%
  BANKS 6.1%
  East-West Bancorp, Inc.                  2,280   $      84,178
  Silicon Valley Bancshares*               1,900          83,714
  BancorpSouth, Inc.                       3,650          75,336
  Pacific Capital Bancorp                  2,490          74,152
  Chittenden Corp.                         2,800          72,996
  Citizens Banking Corp./MI                2,420          71,051
  Umpqua Holding Corp.                     3,020          70,517
  FNB Corp.                                3,670          70,280
  Hancock Holding Co.                      2,130          69,225
  Cathay General Bancorp                   2,190          68,985
  Central Pacific Financial
      Corp. Co.                            2,050          68,983
  Greater Bay Bancorp                      2,769          67,591
  Southwest Bancorp of Texas,
      Inc.                                 3,680          67,528
  First Financial Bancorp                  3,700          67,525
  First Bancorp Puerto Rico+               1,530          64,643
  PrivateBancorp, Inc.                     2,020          63,448
  TrustCo Bank Corp./NY                    5,420          62,276
  Hanmi Financial Corp.                    3,620          59,911
  Community Bank System, Inc.              2,460          56,359
  Oriental Financial Group                 2,300          53,866
  Irwin Financial Corp.                    2,270          52,255
  Nara Bancorp, Inc.                       2,950          41,448
  First Midwest Bancorp, Inc./IL             980          31,830
  Prosperity Bancshares, Inc.                570          15,099
  Signature Bank/New York NY*                380          10,074
                                                   -------------

TOTAL BANKS                                            1,523,270
                                                   -------------
  REAL ESTATE 5.9%
  Jones Lang LaSalle, Inc.*                1,910          89,101
  First Industrial Realty
      Trust, Inc.                          2,140          80,956
  Prentiss Properties Trust                2,300          78,568
  Brandywine Realty Trust                  2,740          77,816
  New Century Financial Corp.              1,620          75,848
  Corporate Office Properties
      Trust SBI/MD                         2,580          68,318
  LaSalle Hotel Properties                 2,260          65,653
  American Home Mortgage
      Investment Corp.                     2,270          65,013
  Glimcher Realty Trust                    2,660          63,042
  Sovran Self Storage, Inc.                1,590          63,012

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Impac Mortgage Holdings, Inc.            3,270   $      62,719
  Colonial Properties Trust                1,630          62,608
  CRT Properties, Inc.                     2,850          62,073
  Parkway Properties, Inc./MD              1,290          60,243
  Mid-America Apartment
      Communities, Inc.                    1,650          60,225
  Redwood Trust, Inc.+                     1,160          59,369
  National Health Investors,
      Inc.                                 2,220          57,676
  Cousins Properties, Inc.                 2,170          56,138
  MFA Mortgage Investments, Inc.           7,070          53,803
  Anthracite Capital, Inc.                 4,730          52,692
  Bedford Property Investors,
      Inc.                                 1,940          42,350
  Capstead Mortgage Corp.+                 4,690          40,099
  Essex Property Trust, Inc.+                305          21,027
  Luminent Mortgage Capital,
      Inc.                                   930          10,211
  HomeBanc Corp./Atlanta GA                1,140          10,078
  Newcastle Investment Corp.                 340          10,064
  Anworth Mortgage Asset Corp.             1,030           9,837
  Strategic Hotel Capital, Inc.              399           5,865
  MortgageIT Holdings, Inc.+                 130           2,074
                                                   -------------

TOTAL REAL ESTATE                                      1,466,478
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 2.1%
  MAF Bancorp, Inc.                        1,750          72,695
  Corus Bankshares, Inc.                   1,450          69,150
  Harbor Florida Bancshares,
      Inc.                                 1,990          67,859
  BankAtlantic Bancorp, Inc. --
      Class A                              3,580          62,292
  Commercial Capital Bancorp,
      Inc.                                 2,870          58,405
  Flagstar Bancorp, Inc.+                  2,677          52,335
  NetBank, Inc.                            5,980          50,710
  Dime Community Bancshares                1,990          30,248
  Franklin Bank Corp./Houston
      TX*                                  1,730          29,843
  Federal Agricultural Mortgage
      Corp.                                1,550          27,110
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                         520,647
                                                   -------------
  INSURANCE 2.0%
  ProAssurance Corp.*                      1,910          75,445


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  RLI Corp.                                1,750   $      72,537
  Delphi Financial Group, Inc.
      -- Class A                           1,540          66,220
  Triad Guaranty, Inc.*                    1,090          57,345
  Universal American Financial
      Corp.*                               3,290          56,917
  Argonaut Group, Inc.*                    2,575          54,642
  Direct General Corp.                     2,010          41,285
  Selective Insurance Group,
      Inc.                                   630          29,125
  Infinity Property & Casualty
      Corp.                                  770          24,070
  Zenith National Insurance
      Corp.                                  310          16,077
  American Equity Investment
      Life Holding Co.                     1,090          13,941
  UICI                                       340           8,245
                                                   -------------

TOTAL INSURANCE                                          515,849
                                                   -------------
  CAPITAL MARKETS 0.8%
  National Financial Partners
      Corp.                                2,050          81,590
  MCG Capital Corp.                        3,600          55,386
  Piper Jaffray Cos., Inc.*                  900          32,931
  Affiliated Managers Group*+                240          14,887
  Gabelli Asset Management,
      Inc. -- Class A                        280          12,502
  Ladenburg Thalmann Financial
      Services, Inc.*                        596             405
                                                   -------------

TOTAL CAPITAL MARKETS                                    197,701
                                                   -------------
  CONSUMER FINANCE 0.3%
  World Acceptance Corp.*                  1,220          31,134
  Metris Companies, Inc.*                  2,651          30,725
  Collegiate Funding Services
      LLC*                                 1,160          18,073
                                                   -------------

TOTAL CONSUMER FINANCE                                    79,932
                                                   -------------
  DIVERSIFIED FINANCIALS 0.3%
  GATX Corp.+                              1,970          65,384
  Encore Capital Group, Inc.*                290           4,220
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                              69,604
                                                   -------------

TOTAL FINANCIALS                                       4,373,481
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INFORMATION TECHNOLOGY 14.1%
  SOFTWARE 3.1%
  Kronos, Inc./MA*                         1,670   $      85,354
  Parametric Technology Corp.*+           14,510          81,111
  Transaction Systems
      Architects, Inc. -- Class
      A*                                   3,470          80,330
  Ansys, Inc.*                             2,300          78,683
  Progress Software Corp.*                 2,960          77,611
  Micros Systems, Inc.*                    2,010          73,787
  Macrovision Corp.*+                      3,090          70,421
  Epicor Software Corp.*                   4,710          61,701
  Borland Software Corp.*                  6,260          50,831
  Magma Design Automation, Inc.*           2,830          33,592
  Aspect Communications Corp.*             2,716          28,274
  Quest Software, Inc.*                    1,640          22,698
  MicroStrategy, Inc. -- Class
      A*+                                    240          13,025
  Advent Software, Inc.*                     630          11,453
                                                   -------------
TOTAL SOFTWARE                                           768,871
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.6%
  Tessera Technologies, Inc.*              1,973          85,293
  Varian Semiconductor
      Equipment Associates,
      Inc.*+                               2,130          80,961
  ATMI, Inc.*                              3,040          76,122
  Cymer, Inc.*+                            2,360          63,177
  ON Semiconductor Corp.*+                14,440          57,038
  MKS Instruments, Inc.*                   3,590          57,009
  Micrel, Inc.*+                           6,040          55,689
  Kulicke & Soffa Industries,
      Inc.*                                7,370          46,357
  AMIS Holdings, Inc.*                     3,930          44,370
  Axcelis Technologies, Inc.*              3,490          25,477
  OmniVision Technologies,
      Inc.*+                               1,190          18,028
  Sigmatel, Inc.*                            480          17,966
  Brooks Automation, Inc.*                   930          14,117
  Skyworks Solutions, Inc.*                1,570           9,970
  Pixelworks, Inc.*                           50             408
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                651,982
                                                   -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Coherent, Inc.*                          2,380   $      80,349
  Agilsys, Inc.                            3,490          68,613
  CTS Corp.                                4,670          60,710
  TTM Technologies, Inc.*                  5,450          57,007
  Littelfuse, Inc.*                        1,880          53,862
  Paxar Corp.*                             2,170          46,308
  BEI Technologies, Inc.                   1,910          45,783
  Anixter International, Inc.*+            1,180          42,657
  Trimble Navigation Ltd.*                   990          33,472
  Taser International, Inc.*+              2,660          31,920
  Aeroflex, Inc.*                            710           6,624
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 527,305
                                                   -------------
  INTERNET SOFTWARE & SERVICES 1.9%
  Digitas, Inc.*                           7,120          71,912
  DoubleClick, Inc.*+                      9,250          71,225
  EarthLink, Inc.*                         7,310          65,790
  WebEx Communications, Inc.*+             2,890          62,395
  Equinix, Inc.*                           1,470          62,240
  Sohu.com, Inc.*                          3,070          53,971
  Jupitermedia Corp.*                      2,630          40,791
  Travelzoo, Inc.*+                          490          24,363
  FindWhat.com*                              320           3,318
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                       456,005
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.5%
  F5 Networks, Inc.*                       1,790          90,377
  Extreme Networks, Inc.*                 10,480          61,727
  CommScope, Inc.*                         3,940          58,943
  Sycamore Networks, Inc.*                12,970          46,173
  Inter-Tel, Inc.                          1,870          45,815
  Arris Group, Inc.*+                      6,500          44,915
  Black Box Corp.                            810          30,302
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                           378,252
                                                   -------------
  IT CONSULTING & SERVICES 1.5%
  BISYS Group, Inc.*+                      5,660          88,749
  CACI International, Inc. --
      Class A*                             1,360          75,113
  Euronet Worldwide, Inc.*                 2,540          72,517
  CSG Systems International,
      Inc.*                                3,920          63,857
  iPayment Holdings, Inc.*                 1,310          55,282

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Sapient Corp.*                           2,350   $      17,260
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           372,778
                                                   -------------
  COMPUTERS & PERIPHERALS 1.4%
  Intergraph Corp.*                        2,600          74,906
  Brocade Communications
      Systems, Inc.*+                     12,200          72,224
  Komag, Inc.*+                            2,760          61,686
  Electronics for Imaging,
      Inc.*+                               3,170          56,553
  PalmOne, Inc.*+                          1,660          42,131
  McData Corp. -- Class A*                 6,890          25,976
  Gateway, Inc.*+                          5,310          21,399
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            354,875
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           3,510,068
                                                   -------------
INDUSTRIALS 12.8%
  COMMERCIAL SERVICES & SUPPLIES 3.0%
  Teletech Holdings, Inc.*+                6,410          82,817
  Brady Corp. -- Class A                   2,462          79,646
  Mobile Mini, Inc.*                       1,940          78,396
  Heidrick & Struggles
      International, Inc.*                 1,930          70,966
  Imagistics International,
      Inc.*                                1,950          68,114
  Kelly Services, Inc.                     2,150          61,899
  Bowne & Co., Inc.                        4,050          60,912
  Resources Connection, Inc.*+             2,910          60,906
  Sotheby's Holdings, Inc. --
      Class A*                             3,440          58,342
  Korn/Ferry International,
      Inc.*                                2,740          52,142
  Jackson Hewitt Tax Service,
      Inc.+                                1,220          25,522
  Rollins, Inc.                              915          17,019
  School Specialty, Inc.*                    280          10,965
  NCO Group, Inc.*                           540          10,557
  Tetra Tech, Inc.*                          770           9,717
  Waste Connections, Inc.*                    80           2,780
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                     750,700
                                                   -------------
  MACHINERY 2.8%
  Toro Co.                                 1,110          98,235
  Kennametal, Inc.                         1,810          85,957
  Terex Corp.*                             1,850          80,105
  Watts Industries, Inc. --
      Class A.                             2,160          70,438


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Wabtec Corp.                             3,340   $      68,437
  EnPro Industries, Inc.*                  1,940          53,350
  Mueller Industries, Inc.                 1,890          53,203
  Barnes Group, Inc.                       1,930          52,438
  Middleby Corp.                             950          46,930
  Gardner Denver, Inc.*                      920          36,349
  Tecumseh Products Co. -- Class
      A                                      790          31,292
  Wabash National Corp.                    1,045          25,498
  Thomas Industries, Inc.                      4             158
                                                   -------------

TOTAL MACHINERY                                          702,390
                                                   -------------
  ROAD & RAIL 1.4%
  Kansas City Southern*+                   4,310          83,011
  Swift Transportation Co.,
      Inc.*+                               3,430          75,940
  Dollar Thrifty Automotive
      Group, Inc.*                         2,300          75,394
  Amerco, Inc.*                            1,137          52,643
  Old Dominion Freight Line,
      Inc.*                                1,380          42,987
  USF Corp.                                  550          26,543
                                                   -------------

TOTAL ROAD & RAIL                                        356,518
                                                   -------------
  AEROSPACE & DEFENSE 1.3%
  Aviall, Inc.*                            2,850          79,800
  Moog, Inc. -- Class A*                   1,710          77,292
  DRS Technologies, Inc.*                  1,740          73,950
  Cubic Corp.                              2,500          47,350
  Curtiss-Wright Corp.                       370          21,090
  Orbital Sciences Corp.*                  1,871          18,111
  EDO Corp.                                  510          15,325
  Teledyne Technologies, Inc.*                65           2,035
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                334,953
                                                   -------------
  ELECTRICAL EQUIPMENT 1.2%
  Thomas & Betts Corp.*                    2,920          94,316
  Woodward Governor Co.                      930          66,681
  II-Vi, Inc.*                             3,010          52,494
  GrafTech International Ltd.*+            5,650          32,149
  Energy Conversion Devices,
      Inc.*                                1,195          27,162
  A.O. Smith Corp.                           540          15,590

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  General Cable Corp.*                       786   $       9,487
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               297,879
                                                   -------------
  BUILDING PRODUCTS 0.8%
  Jacuzzi Brands, Inc.*                    7,785          75,982
  York International Corp.+                1,849          72,444
  Trex Co., Inc.*+                         1,240          55,068
                                                   -------------

TOTAL BUILDING PRODUCTS                                  203,494
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.8%
  Washington Group
      International, Inc.*                 1,670          75,133
  Shaw Group, Inc.*+                       3,410          74,338
  EMCOR Group, Inc.*                         760          35,583
  Mastec, Inc.*                               40             329
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                         185,383
                                                   -------------
  AIRLINES 0.5%
  Republic Airways Holdings,
      Inc.*                                4,240          53,000
  Alaska Air Group, Inc.*+                 1,320          38,861
  ExpressJet Holdings, Inc.*+              1,850          21,108
  Continental Airlines, Inc. --
      Class B*+                            1,290          15,532
                                                   -------------

TOTAL AIRLINES                                           128,501
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Watsco, Inc.                             1,100          46,310
  Applied Industrial
      Technologies, Inc.                   1,075          29,240
  WESCO International, Inc.*                 840          23,520
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                    99,070
                                                   -------------
  AIR FREIGHT & COURIERS 0.3%
  Pacer International, Inc.*               1,810          43,241
  EGL, Inc.*                                 790          18,012
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                              61,253
                                                   -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MARINE 0.2%
  Kirby Corp.*                             1,096   $      46,065
                                                   -------------

TOTAL MARINE                                              46,065
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.1%
  Tredegar Corp.                           1,707          28,780
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                            28,780
                                                   -------------

TOTAL INDUSTRIALS                                      3,194,986
                                                   -------------
CONSUMER DISCRETIONARY 12.5%
  HOTELS RESTAURANTS & LEISURE 2.8%
  La Quinta Corp.*+                        9,680          82,280
  Ameristar Casinos, Inc.                  1,400          76,552
  Rare Hospitality
      International, Inc.*                 2,380          73,494
  Landry's Restaurants, Inc.               2,320          67,094
  Sunterra Corp.*                          4,270          64,392
  Steak n Shake Co.*                       3,070          59,405
  Six Flags, Inc.*                        12,040          49,605
  Vail Resorts, Inc.*                      1,880          47,470
  P.F. Chang's China Bistro,
      Inc.*                                  730          43,654
  Isle of Capri Casinos, Inc.*             1,160          30,786
  Multimedia Games, Inc.*                  3,947          30,629
  Krispy Kreme Doughnuts, Inc.*+           2,529          19,296
  Bluegreen Corp.*                         1,290          16,577
  Red Robin Gourmet Burgers,
      Inc.*                                  240          12,218
  Life Time Fitness, Inc.*                   430          11,601
  CKE Restaurants, Inc.*+                    590           9,352
  Marcus Corp.                                80           1,640
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       696,045
                                                   -------------
  SPECIALTY RETAIL 2.7%
  Cato Corp. -- Class A                    2,280          73,530
  Charming Shoppes, Inc.*                  8,090          65,772
  Pantry, Inc.*                            2,050          63,488
  Sonic Automotive, Inc.                   2,750          62,452
  United Auto Group, Inc.                  2,230          62,061
  Group 1 Automotive, Inc.*                2,120          55,756
  West Marine, Inc.*                       2,480          52,725
  Movie Gallery, Inc.+                     1,680          48,182
  Select Comfort Corp.*                    1,690          34,544
  Finish Line, Inc. -- Class A             1,460          33,799
  Bebe Stores, Inc.                          880          29,876

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cost Plus, Inc.*                           910   $      24,461
  Sports Authority, Inc.*                    810          22,275
  HOT Topic, Inc.*+                          910          19,884
  Christopher & Banks Corp.                  750          13,200
  Guess ?, Inc.*                             720           9,864
  Payless Shoesource, Inc.*+                 600           9,474
                                                   -------------

TOTAL SPECIALTY RETAIL                                   681,343
                                                   -------------
  MEDIA 2.1%
  RH Donnelley Corp.*                      1,360          79,002
  Insight Communications Co.,
      Inc.*+                               6,420          76,077
  Entravision Communications
      Corp. -- Class A*                    7,520          66,702
  Cumulus Media, Inc. -- Class A*          4,530          64,553
  Reader's Digest Association,
      Inc.                                 3,270          56,604
  Mediacom Communications Corp.*           8,620          56,375
  Lin TV Corp. -- Class A*+                3,170          53,668
  Emmis Communications Corp. --
      Class A*+                            2,700          51,894
  Sinclair Broadcast Group,
      Inc. -- Class A                      2,380          19,111
  Primedia, Inc.*                          2,170           9,440
                                                   -------------

TOTAL MEDIA                                              533,426
                                                   -------------
  HOUSEHOLD DURABLES 1.5%
  Yankee Candle Co., Inc.*                 2,610          82,737
  WCI Communities, Inc.*+                  2,520          75,802
  Ethan Allen Interiors, Inc.+             2,000          64,000
  Brookfield Homes Corp.                   1,430          60,360
  Interface, Inc. -- Class A*              4,140          28,235
  Champion Enterprises, Inc.*              2,960          27,824
  Blount International, Inc.*                750          12,735
  Tempur-Pedic International,
      Inc.*                                  670          12,502
  Beazer Homes USA, Inc.+                    210          10,471
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                 374,666
                                                   -------------
  TEXTILES & APPAREL 1.0%
  K-Swiss, Inc. -- Class A                 2,380          78,611
  Brown Shoe Co., Inc.                     2,180          74,709
  Oxford Industries, Inc.                  1,555          56,897


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Warnaco Group, Inc.*                     1,200   $      28,848
                                                   -------------

TOTAL TEXTILES & APPAREL                                 239,065
                                                   -------------
  AUTO COMPONENTS 0.8%
  Goodyear Tire & Rubber Co.*+             6,680          89,178
  Tenneco Automotive, Inc.*                3,990          49,715
  Superior Industries
      International, Inc.+                 1,460          38,559
  Exide Technologies*+                     2,280          29,412
  ArvinMeritor, Inc.                         220           3,403
                                                   -------------

TOTAL AUTO COMPONENTS                                    210,267
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  SCP Pool Corp.                           2,680          85,385
  K2, Inc.*                                4,260          58,575
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                       143,960
                                                   -------------
  INTERNET & CATALOG RETAIL 0.4%
  1-800-FLOWERS.com, Inc.*                 6,600          49,962
  Priceline.com, Inc.*+                    1,530          38,556
  Coldwater Creek, Inc.*                     784          14,488
                                                   -------------

TOTAL INTERNET & CATALOG RETAIL                          103,006
                                                   -------------
  MULTILINE RETAIL 0.3%
  ShopKo Stores, Inc.*                     3,170          70,437
                                                   -------------

TOTAL MULTILINE RETAIL                                    70,437
                                                   -------------
  AUTOMOBILES 0.3%
  Winnebago Industries, Inc.+              1,810          57,196
  Thor Industries, Inc.                      370          11,067
                                                   -------------

TOTAL AUTOMOBILES                                         68,263
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           3,120,478
                                                   -------------
HEALTH CARE 10.0%
  HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
  Steris Corp.*                            3,670          92,668
  Intuitive Surgical, Inc.*+               2,020          91,849
  Haemonetics Corp./MA*                    1,890          79,682
  Conmed Corp.*                            2,510          75,601

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  West Pharmaceutical Services,            2,760   $      65,964
      Inc.
  Kyphon, Inc.*+                           2,580          64,939
  Analogic Corp.                           1,440          62,280
  Laserscope*                              1,880          59,671
  Varian, Inc.*                            1,290          48,878
  Align Technology, Inc.*                  6,121          38,195
  SonoSite, Inc.*                          1,430          37,151
  Mentor Corp.+                            1,023          32,838
  Biosite, Inc.*                             500          26,015
  Thoratec Corp.*                          1,800          21,996
  Intermagnetics General Corp.*              770          18,742
  Wilson Greatbatch
      Technologies, Inc.*                    881          16,070
                                                   -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   832,539
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 3.1%
  Cerner Corp.*+                           1,580          82,966
  Chemed Corp.                             1,050          80,304
  Magellan Health Services,
      Inc.*                                2,120          72,186
  IDX Systems Corp.*                       1,950          67,723
  NDCHealth Corp.                          3,650          58,327
  Eclipsys Corp.*                          3,390          52,477
  eResearch Technology, Inc.*              4,330          51,007
  Per-Se Technologies, Inc.*               3,270          50,195
  Apria Healthcare Group, Inc.*            1,500          48,150
  American Healthways, Inc.*               1,330          43,917
  Pediatrix Medical Group, Inc.*             490          33,609
  AMN Healthcare Services, Inc.*           1,770          28,161
  Hanger Orthopedic Group, Inc.*           4,710          28,025
  Odyssey HealthCare, Inc.*                1,732          20,368
  Advisory Board Co.*                        390          17,043
  Genesis HealthCare Corp.*                  330          14,154
  HealthExtras, Inc.*                        666          11,089
  WellCare Health Plans, Inc.*+              340          10,356
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   770,057
                                                   -------------
  BIOTECHNOLOGY 2.5%
  Transkaryotic Therapies, Inc.*           2,720          67,905


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Human Genome Sciences, Inc.*             7,080   $      65,278
  Vertex Pharmaceuticals, Inc.*            6,460          60,466
  Cubist Pharmaceuticals, Inc.*            5,610          59,578
  Alexion Pharmaceuticals, Inc.*           2,700          58,495
  Enzo Biochem, Inc.*                      3,307          47,687
  Exelixis, Inc.*                          7,000          47,460
  NPS Pharmaceuticals, Inc.*               3,730          47,073
  Vicuron Pharmaceuticals, Inc.*           2,810          44,286
  Medarex, Inc.*                           5,080          36,220
  United Therapeutics Corp.*                 730          33,357
  Abgenix, Inc.*                           4,340          30,380
  Serologicals Corp.*+                       710          17,352
                                                   -------------

TOTAL BIOTECHNOLOGY                                      615,537
                                                   -------------
  PHARMACEUTICALS 1.1%
  Kos Pharmaceuticals, Inc.*               1,640          68,355
  Par Pharmaceutical Cos.,
      Inc.*+                               1,990          66,545
  Bone Care International, Inc.*           2,280          59,143
  Alpharma, Inc. -- Class A                3,330          41,026
  First Horizon Pharmaceutical*            1,460          24,645
  Connetics Corp.*+                          599          15,149
                                                   -------------

TOTAL PHARMACEUTICALS                                    274,863
                                                   -------------

TOTAL HEALTH CARE                                      2,492,996
                                                   -------------
ENERGY 5.7%
  OIL & GAS 3.6%
  Vintage Petroleum, Inc.+                 3,400         106,964
  Whiting Petroleum Corp.*                 2,336          95,262
  Frontier Oil Corp.                       2,570          93,188
  Forest Oil Corp.*                        2,280          92,340
  Holly Corp.                              2,360          87,957
  Stone Energy Corp.*                      1,620          78,683
  Tesoro Corp.*+                           1,980          73,300
  Spinnaker Exploration Co.*               1,970          69,994
  Meridian Resource Corp.*                10,275          53,019
  Cimarex Energy Co.*+                       794          30,966
  Resource America, Inc. --
      Class A                                792          27,756
  Overseas Shipholding Group,
      Inc.+                                  360          22,648
  Swift Energy Co.*+                         780          22,183
  Giant Industries, Inc.*                    710          18,247

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Comstock Resources, Inc.*                  610   $      17,531
  Energy Partners Ltd.*                      516          13,401
                                                   -------------

TOTAL OIL & GAS                                          903,439
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 2.1%
  Maverick Tube Corp.*                     2,480          80,625
  Global Industries, Ltd.*                 8,200          77,080
  Unit Corp.*+                             1,630          73,627
  Cal Dive International, Inc.*+           1,590          72,027
  Universal Compression
      Holdings, Inc.*                      1,830          69,302
  Atwood Oceanics, Inc.*                     768          51,103
  Newpark Resources, Inc.*                 5,890          34,692
  Veritas DGC, Inc.*                         797          23,878
  Offshore Logistics, Inc.*                  550          18,326
  Lone Star Technologies, Inc.*              390          15,378
  Todco -- Class A*                          250           6,460
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                        522,498
                                                   -------------

TOTAL ENERGY                                           1,425,937
                                                   -------------
MATERIALS 5.0%
  CHEMICALS 2.3%
  Cytec Industries, Inc.                   1,820          98,735
  Airgas, Inc.+                            3,230          77,165
  Georgia Gulf Corp.                       1,650          75,867
  PolyOne Corp.*                           7,840          69,619
  MacDermid, Inc.+                         2,040          66,300
  Arch Chemicals, Inc.                     2,200          62,634
  FMC Corp.*                               1,020          54,519
  W.R. Grace & Co.*+                       4,101          34,940
  Minerals Technologies, Inc.                220          14,472
  Westlake Chemical Corp.                    360          11,646
                                                   -------------

TOTAL CHEMICALS                                          565,897
                                                   -------------
  METALS & MINING 1.5%
  Allegheny Technologies, Inc.             4,100          98,851
  Cleveland-Cliffs, Inc.+                  1,165          84,894
  Stillwater Mining Co.*                   5,660          55,751
  Oregon Steel Mills, Inc.*                2,160          49,680
  AK Steel Holding Corp.*                  3,420          37,825
  Wheeling-Pittsburgh Corp.*                 840          26,082
  Hecla Mining Co.*+                       2,440          13,371
                                                   -------------

TOTAL METALS & MINING                                    366,454
                                                   -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONTAINERS & PACKAGING 0.7%
  AptarGroup, Inc.                         1,740   $      90,445
  Silgan Holdings, Inc.                    1,110          72,128
  Crown Holdings, Inc.*                      830          12,915
                                                   -------------

TOTAL CONTAINERS & PACKAGING                             175,488
                                                   -------------
  PAPER & FOREST PRODUCTS 0.3%
  Potlatch Corp.                           1,650          77,665
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                             77,665
                                                   -------------
  CONSTRUCTION MATERIALS 0.2%
  Texas Industries, Inc.                   1,020          54,825
                                                   -------------

TOTAL CONSTRUCTION MATERIALS                              54,825
                                                   -------------

TOTAL MATERIALS                                        1,240,329
                                                   -------------
UTILITIES 3.0%
  ELECTRIC UTILITIES 1.2%
  Sierra Pacific Resources*+               7,500          80,625
  Cleco Corp.                              3,630          77,319
  IDACORP, Inc.+                           2,605          73,904
  UIL Holding Corp.                          460          23,299
  Otter Tail Power Co.                       920          23,037
  PNM Resources, Inc.                        740          19,743
                                                   -------------

TOTAL ELECTRIC UTILITIES                                 297,927
                                                   -------------
  GAS UTILITIES 1.2%
  Southern Union Co.*+                     3,571          89,664
  Atmos Energy Corp.                       3,270          88,290
  Laclede Group, Inc.                      2,170          63,364
  South Jersey Industries, Inc.              966          54,483
                                                   -------------

TOTAL GAS UTILITIES                                      295,801
                                                   -------------
  MULTI-UTILITIES 0.4%
  CMS Energy Corp.*+                       8,660         112,926
                                                   -------------

TOTAL MULTI-UTILITIES                                    112,926
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  WATER UTILITIES 0.2%
  American States Water Co.                1,590   $      40,227
                                                   -------------

TOTAL WATER UTILITIES                                     40,227
                                                   -------------

TOTAL UTILITIES                                          746,881
                                                   -------------
CONSUMER STAPLES 2.3%
  FOOD PRODUCTS 0.8%
  Chiquita Brands
      International, Inc.+                 3,270          87,570
  Sanderson Farms, Inc.                    1,470          63,519
  Ralcorp Holdings, Inc.                     600          28,410
  Lance, Inc.                              1,040          16,713
  American Italian Pasta Co. --
      Class A+                               309           8,467
                                                   -------------

TOTAL FOOD PRODUCTS                                      204,679
                                                   -------------
  FOOD & DRUG RETAILING 0.8%
  Longs Drug Stores Corp.+                 2,570          87,945
  Central European Distribution
      Corp.*                               2,100          69,909
  Smart & Final, Inc.*                     3,230          39,277
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              197,131
                                                   -------------
  PERSONAL PRODUCTS 0.3%
  Nu Skin Enterprises, Inc.+               3,160          71,132
  Playtex Products, Inc.*                    130           1,170
                                                   -------------

TOTAL PERSONAL PRODUCTS                                   72,302
                                                   -------------
  HOUSEHOLD PRODUCTS 0.2%
  Central Garden and Pet Co.*              1,140          50,000
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                  50,000
                                                   -------------
  TOBACCO 0.2%
  Vector Group Ltd.                        2,480          38,142
                                                   -------------

TOTAL TOBACCO                                             38,142
                                                   -------------

TOTAL CONSUMER STAPLES                                   562,254
                                                   -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.5%
  Premiere Global Services,
      Inc.*+                               6,350   $      71,882
  Time Warner Telecom, Inc. --
      Class A*                             7,070          28,068
  Golden Telecom, Inc.+                    1,020          26,112
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 126,062
                                                   -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  USA Mobility, Inc.*                      2,020          65,448
  Dobson Communications Corp. --
      Class A*                            11,820          23,876
  Ubiquitel, Inc.*                         2,660          17,822
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                107,146
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         233,208
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $18,185,685)                                  20,900,618
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  17.8%

Collateralized by U.S. Treasury
  Obligations
  UBS Financial Services, Inc.
      at 2.63% due 04/01/05          $ 1,061,546       1,061,546
Morgan Stanley, Inc.
      at 2.62% due 04/01/05              928,852         928,852
Citigroup, Inc.
      at 2.60% due 04/01/05              928,853         928,853
Lehman Brothers, Inc.
      at 2.55% due 04/01/05            1,520,351       1,520,351
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,439,602)                                    4,439,602
                                                   -------------
SECURITIES LENDING COLLATERAL 7.6%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        1,888,423       1,888,423
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,888,423)                                      1,888,423
                                                   -------------
TOTAL INVESTMENTS 109.2%
  (Cost $24,513,710)                               $  27,228,643
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.2)%                                  $  (2,291,135)
                                                   -------------
NET ASSETS - 100.0%                                $  24,937,508

                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $11,857,920)                     193   $     (79,397)
                                                   -------------

                                                      UNREALIZED
                                           UNITS            LOSS
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2005 Russell 2000 Index
Swap, Maturing 06/14/05
  (Notional Market Value
  $2,375,982)**                            3,863   $     (47,348)
May 2005 Russell 2000 Index
Swap, Maturing 05/24/05
  (Notional Market Value
  $2,263,404)**                            3,680         (39,535)
                                                   -------------

(TOTAL NOTIONAL MARKET VALUE $4,639,386)           $     (86,883)
                                                   -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       9

INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 44.7%
Fannie Mae*
  2.65% due 04/04/05                $  1,600,000   $   1,599,647
Federal Farm Credit Bank*
  2.65% due 04/01/05                   1,600,000       1,600,000
Federal Home Loan Bank*
  2.61% due 04/04/05                   1,600,000       1,599,652
Freddie Mac*
  2.65% due 04/05/05                   1,600,000       1,599,529
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $6,398,828)                                    6,398,828
                                                   -------------
REPURCHASE AGREEMENTS  69.0%

Collateralized by U.S. Treasury
  Obligations at
UBS Financial Services, Inc.
      2.63% due 04/01/05               2,576,289       2,576,289
Morgan Stanley at
      2.62% due 04/01/05               2,254,253       2,254,253
Citigroup, Inc. at
      2.60% due 04/01/05               2,254,253       2,254,253
Lehman Brothers, Inc. at
      2.55% due 04/01/05               2,807,957       2,807,957
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,892,752)                                    9,892,752
                                                   -------------
TOTAL INVESTMENTS 113.7%
  (Cost $16,291,580)                               $  16,291,580
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.7)%                                 $  (1,965,955)
                                                   -------------
NET ASSETS - 100.0%                                $  14,325,625

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $5,468,160)                       89   $     127,830
                                                   -------------

                                                      UNREALIZED
                                           UNITS            GAIN
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
May 2005 Russell 2000 Index
Swap, Maturing 05/24/05**
  (Notional Market Value
  $9,006,712)                             14,643   $      36,768
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 25.3%
Fannie Mae*
  2.60% due 04/04/05            $      2,100,000   $   2,099,545
Federal Farm Credit Bank*
  2.60% due 04/05/05                   2,100,000       2,099,393
Federal Home Loan Bank*
  2.60% due 04/05/05                   2,100,000       2,099,393
Freddie Mac*
  2.59% due 04/04/05                   2,100,000       2,099,547
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $8,397,878)                                    8,397,878
                                                   -------------
U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Bond
  5.38% due 02/15/31                   9,142,000       9,979,064
                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $9,021,713)                                    9,979,064
                                                   -------------
REPURCHASE AGREEMENTS 42.8%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
      2.63% due 04/01/05               3,701,129       3,701,129
Morgan Stanley at
      2.62% due 04/01/05               3,238,488       3,238,488
Citigroup, Inc. at
      2.60% due 04/01/05               3,238,488       3,238,488
Lehman Brothers, Inc. at
      2.55% due 04/01/05               4,033,946       4,033,946
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,212,051)                                  14,212,051
                                                   -------------
TOTAL INVESTMENTS 98.2%
  (Cost $31,631,642)                               $  32,588,993
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.8%                               $     596,261
                                                   -------------
NET ASSETS - 100.0%                                $  33,185,254

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 U.S. Treasury Bond
Futures Contracts
  (Aggregate Market Value of
  Contracts $43,671,250)                     392   $     487,785
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------
                                       1

JUNO FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 58.0%
Fannie Mae*
   2.65% due 04/04/05                              $ 6,600,000    $   6,598,543
Farmer Mac*
   2.95% due 06/29/05                                6,600,000        6,551,947
Federal Farm Credit Bank*
   2.68% due 04/20/05                                5,000,000        4,992,928
   2.59% due 05/16/05                                5,000,000        4,983,813
Federal Home Loan Bank*
   2.64% due 04/08/05                                5,000,000        4,997,433
Freddie Mac*
   2.71% due 04/26/05                                5,000,000        4,990,590
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $33,115,254)                                                33,115,254
                                                                  -------------

                                                     CONTRACTS
                                                   -----------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2005 U.S. Treasury
   Bond Index Futures Contracts
     Expiring June 2005 with
     strike price of 1280                                  145            2,266
   June 2005 U.S. Treasury
   Bond Index Futures Contracts
     Expiring June 2005 with
     strike price of 1190                                   21              328
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $3,382)                                                          2,594
                                                                  -------------

                                                          FACE
                                                        AMOUNT
                                                   -----------
REPURCHASE AGREEMENTS 145.7%

Joint Repurchase Agreement
Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
   2.63% due 04/01/05                              $ 8,334,065        8,334,065
Morgan Stanley at
   2.62% due 04/01/05                                7,292,306        7,292,306
Citigroup, Inc. at
   2.60% due 04/01/05                                7,292,306        7,292,306
Lehman Brothers, Inc. at
   2.55% due 04/01/05                                9,083,488        9,083,488

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------

Individual Repurchase Agreement
   Lehman Brothers, Inc. at
   1.75% due 04/01/05 (Secured
   by U.S. Treasury Bonds, at a
   rate of 5.38% and maturing
   02/15/31 as collateral, with a
   Market Value of $52,270,950)                     51,245,000    $  51,245,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $83,247,165)                                                83,247,165
                                                                  -------------
TOTAL INVESTMENTS 203.7%
   (Cost $116,365,801)                                            $ 116,365,013
                                                                  -------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (80.8)%
   U.S. Treasury Bond
   at 5.38% due 02/15/31                            42,305,000      (46,178,552)
                                                                  -------------
TOTAL U.S. TREASURY
   OBLIGATIONS SOLD SHORT
   (Cost $47,125,602)                                               (46,178,552)
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (22.9)%                                               $ (13,061,511)
                                                                  -------------
NET ASSETS - 100.0%                                               $  57,124,950

================================================================================
                                                                     UNREALIZED
                                                     CONTRACTS             GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 U.S. Treasury Bond
Futures Contracts
   (Aggregate Market Value of
   Contracts $16,153,906)                                  145    $     146,021
                                                                  -------------

      * The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 44.3%
Farmer Mac*
  2.95% due 06/27/05               $   1,000,000   $     992,883
Federal Farm Credit Bank*
  2.68% due 04/20/05                   5,000,000       4,992,928
Federal Home Loan Bank*
  2.64% due 04/08/05                   5,000,000       4,997,433
Freddie Mac*
  2.69% due 04/05/05                   2,000,000       1,999,402
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $12,982,646)                                  12,982,646
                                                   -------------
REPURCHASE AGREEMENTS 61.5%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
   2.63% due 04/01/05                  2,647,048       2,647,048
Morgan Stanley at
   2.62% due 04/01/05                  2,316,167       2,316,167
Citigroup, Inc. at
   2.60% due 04/01/05                  2,316,167       2,316,167
Lehman Brothers, Inc. at
   2.55% due 04/01/05                 10,709,221      10,709,221
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $17,988,603)                                  17,988,603
                                                   -------------
TOTAL INVESTMENTS 105.8%
  (Cost $30,971,249)                               $  30,971,249
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (5.8)%                                  $  (1,710,961)
                                                   -------------
NET ASSETS - 100.0%                                $  29,260,288

================================================================
                                                      UNREALIZED
                                           UNITS            LOSS
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones STOXX 50
Index Swap, Maturing
06/14/05**
  (Notional Market Value
  $36,544,239)                             9,837   $  (1,464,059)
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  46.1%
Fannie Mae*
  2.60% due 04/01/05               $   1,000,000   $   1,000,000
Farmer Mac*
  2.95% due 06/27/05                   1,000,000         992,883
Federal Farm Credit Bank*
  2.60% due 04/05/05                   1,000,000         999,711
Federal Home Loan Bank*
  2.60% due 04/04/05                   1,000,000         999,783
Freddie Mac*
  2.69% due 04/05/05                   1,000,000         999,701
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $4,992,078)                                    4,992,078
                                                   -------------
REPURCHASE AGREEMENTS  49.5%

Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
      2.63% due 04/01/05                 743,094         743,094
Morgan Stanley at
      2.62% due 04/01/05                 650,208         650,208
Citigroup, Inc. at
      2.60% due 04/01/05                 650,208         650,208
Lehman Brothers, Inc. at
      2.55% due 04/01/05               3,309,358       3,309,358
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,352,868)                                    5,352,868
                                                   -------------
TOTAL INVESTMENTS 95.6%
  (Cost $10,344,946)                               $  10,344,946
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.4%                               $     474,342
                                                   -------------
NET ASSETS - 100.0%                                $  10,819,288

================================================================
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACT PURCHASED
June 2005 Nikkei 225 Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $2,610,000)                       45   $     (26,117)
June 2005 Yen Currency Exchange
Futures Contracts
  (Aggregate Market Value of
  Contracts $3,166,763)                       27         (50,784)
                                                   -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$5,776,763)                                        $     (76,901)
                                                   -------------

                                                      UNREALIZED
                                           UNITS            LOSS
----------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2005 Topix 100 Index Swap,
Maturing 06/14/05**
  (Notional Market Value
  $10,980,872)                         1,439,342   $    (347,799)
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Topix 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 45.8%
INDUSTRIALS 13.2%
  AEROSPACE & DEFENSE 6.4%
  United Technologies Corp.                4,480   $     455,436
  Boeing Co.+                              4,480         261,901
  Honeywell International, Inc.            4,480         166,701
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                884,038
                                                   -------------
  INDUSTRIAL CONGLOMERATES 3.9%
  3M Co.+                                  4,480         383,891
  General Electric Co.                     4,480         161,549
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                           545,440
                                                   -------------
  MACHINERY 2.9%
  Caterpillar, Inc.+                       4,480         409,651
                                                   -------------

TOTAL MACHINERY                                          409,651
                                                   -------------

TOTAL INDUSTRIALS                                      1,839,129
                                                   -------------
CONSUMER STAPLES 6.8%
  TOBACCO 2.1%
  Altria Group, Inc.+                      4,480         292,947
                                                   -------------

TOTAL TOBACCO                                            292,947
                                                   -------------
  HOUSEHOLD PRODUCTS 1.7%
  Procter & Gamble Co.+                    4,480         237,440
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                 237,440
                                                   -------------
  FOOD & DRUG RETAILING 1.6%
  Wal-Mart Stores, Inc.+                   4,480         224,493
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              224,493
                                                   -------------
  BEVERAGES 1.4%
  Coca-Cola Co.                            4,480         186,682
                                                   -------------

TOTAL BEVERAGES                                          186,682
                                                   -------------

TOTAL CONSUMER STAPLES                                   941,562
                                                   -------------
FINANCIALS 6.0%
  DIVERSIFIED FINANCIALS 2.6%
  Citigroup, Inc.                          4,480         201,331

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  J.P. Morgan Chase & Co.                  4,480   $     155,008
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                             356,339
                                                   -------------
  INSURANCE 1.8%
  American International Group,
      Inc.                                 4,480         248,237
                                                   -------------

TOTAL INSURANCE                                          248,237
                                                   -------------
  CONSUMER FINANCE 1.6%
  American Express Co.                     4,480         230,138
                                                   -------------

TOTAL CONSUMER FINANCE                                   230,138
                                                   -------------

TOTAL FINANCIALS                                         834,714
                                                   -------------
INFORMATION TECHNOLOGY 5.2%
  COMPUTERS & PERIPHERALS 3.6%
  International Business
      Machines Corp.                       4,480         409,383
  Hewlett-Packard Co.                      4,480          98,291
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            507,674
                                                   -------------
  SOFTWARE 0.8%
  Microsoft Corp.                          4,480         108,282
                                                   -------------

TOTAL SOFTWARE                                           108,282
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 0.8%
  Intel Corp.                              4,480         104,070
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                104,070
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                             720,026
                                                   -------------
CONSUMER DISCRETIONARY 4.1%
  SPECIALTY RETAIL 1.2%
  Home Depot, Inc.+                        4,480         171,315
                                                   -------------

TOTAL SPECIALTY RETAIL                                   171,315
                                                   -------------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HOTELS RESTAURANTS & LEISURE 1.0%
  McDonald's Corp.                         4,480   $     139,507
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       139,507
                                                   -------------
  AUTOMOBILES 1.0%
  General Motors Corp.+                    4,480         131,667
                                                   -------------

TOTAL AUTOMOBILES                                        131,667
                                                   -------------
  MEDIA 0.9%
  Walt Disney Co.+                         4,480         128,711
                                                   -------------

TOTAL MEDIA                                              128,711
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                             571,200
                                                   -------------
HEALTH CARE 4.1%
  PHARMACEUTICALS 4.1%
  Johnson & Johnson, Inc.+                 4,480         300,877
  Merck & Co., Inc.                        4,480         145,017
  Pfizer, Inc.                             4,480         117,690
                                                   -------------

TOTAL PHARMACEUTICALS                                    563,584
                                                   -------------

TOTAL HEALTH CARE                                        563,584
                                                   -------------
MATERIALS 2.6%
  CHEMICALS 1.6%
  EI Du Pont de Nemours & Co.              4,480         229,555
                                                   -------------

TOTAL CHEMICALS                                          229,555
                                                   -------------
  METALS & MINING 1.0%
  Alcoa, Inc.                              4,480         136,147
                                                   -------------

TOTAL METALS & MINING                                    136,147
                                                   -------------

TOTAL MATERIALS                                          365,702
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
ENERGY 1.9%
  OIL & GAS 1.9%
  Exxon Mobil Corp.                        4,480   $     267,008
                                                   -------------

TOTAL OIL & GAS                                          267,008
                                                   -------------

TOTAL ENERGY                                             267,008
                                                   -------------
TELECOMMUNICATION SERVICES 1.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      1.9%
  Verizon Communications, Inc.+            4,476         158,898
  SBC Communications, Inc.+                4,480         106,131
                                                   -------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 265,029
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                         265,029
                                                   -------------

TOTAL COMMON STOCKS
  (Cost $6,139,898)                                    6,367,954
                                                   -------------
                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS  37.0%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
   2.63% due 04/01/05              $   1,140,559       1,140,559
Morgan Stanley at
   2.62% due 04/01/05                    997,989         997,989
Citigroup, Inc. at
   2.60% due 04/01/05                    997,990         997,990
Lehman Brothers, Inc. at
   2.55% due 04/01/05                  2,019,907       2,019,907
                                                   -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,156,445)                                    5,156,445
                                                   -------------
SECURITIES LENDING COLLATERAL  6.4%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                          894,006         894,006
                                                   -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $894,006)                                          894,006
                                                   -------------


--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 89.2%
  (Cost $12,190,349)                               $  12,418,405
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 10.8%                              $   1,500,953
                                                   -------------
NET ASSETS - 100.0%                                $  13,919,358

================================================================
                                                      UNREALIZED
                                       CONTRACTS            LOSS
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2005 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $11,670,540)                     222   $    (167,150)
                                                   -------------

                                           UNITS
                                    ------------
EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones Industrial
Average Index Swap, Maturing
06/14/05*
  (Notional Market Value
  $9,811,721)                                934   $       3,025
                                                   -------------

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       3

INVERSE DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 27.7%
Fannie Mae*
  2.65% due 04/04/05               $     250,000   $     249,945
Federal Farm Credit Bank*
  2.65% due 04/01/05                     250,000         250,000
Federal Home Loan Bank*
  2.61% due 04/04/05                     250,000         249,946
Freddie Mac*
  2.65% due 04/05/05                     250,000         249,926
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $999,817)                                        999,817
                                                   -------------
REPURCHASE AGREEMENTS 67.7%
Collateralized by U.S. Treasury
  Obligations
UBS Financial Services, Inc. at
  2.63% due 04/01/05                     486,103         486,103
Morgan Stanley at
  2.62% due 04/01/05                     425,340         425,340
Citigroup, Inc. at
  2.60% due 04/01/05                     425,340         425,340
Lehman Brothers, Inc. at
  2.55% due 04/01/05                   1,111,545       1,111,545
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,448,328)                                    2,448,328
                                                   -------------
TOTAL INVESTMENTS 95.4%
  (Cost $3,448,145)                                $   3,448,145
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.6%                               $     165,519
                                                   -------------
NET ASSETS - 100.0%                                $   3,613,664

================================================================
                                                      UNREALIZED
                                       CONTRACTS            GAIN
----------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2005 Dow Jones Industrial
Average Index Mini Futures
Contracts
  (Aggregate Market Value of
  Contracts $1,524,530)                       29   $      35,267
                                                   -------------

                                           UNITS
                                           -----
EQUITY INDEX SWAP AGREEMENT
June 2005 Dow Jones Industrial
Average Index Swap, Maturing
06/14/05**
  (Notional Market Value
  $5,720,758)                                545   $      87,264
                                                   -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.


--------------------------------------------------------------------------------
                                       1

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.5%
INDUSTRIALS 20.1%
  COMMERCIAL SERVICES & SUPPLIES 5.0%
  Waste Connections, Inc.*                 2,991   $     103,937
  United Stationers, Inc.*                 2,063          93,351
  School Specialty, Inc.*                  1,417          55,490
  G & K Services, Inc. -- Class A          1,306          52,619
  Consolidated Graphics, Inc.*               854          44,920
  Tetra Tech, Inc.*                        3,510          44,296
  Central Parking Corp.                    2,282          39,205
  NCO Group, Inc.*                         2,001          39,119
  Viad Corp.                               1,378          37,068
  Mobile Mini, Inc.*                         909          36,733
  Imagistics International,
      Inc.*                                1,020          35,629
  Bowne & Co., Inc.                        2,235          33,614
  Spherion Corp.*                          3,806          28,507
  CDI Corp.                                1,226          27,131
  Volt Information Sciences,
      Inc.*                                  954          23,039
  Standard Register Co.                    1,775          22,099
  Insurance Auto Auctions, Inc.*             722          20,108
  SOURCECORP, Inc.*                          988          19,898
  PRG-Schultz International,
      Inc.*                                3,857          19,324
  Angelica Corp.                             558          15,624
  On Assignment, Inc.*                     1,580           8,058
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                     799,769
                                                   -------------
  MACHINERY 4.6%
  Timken Co.                               5,625         153,788
  Briggs & Stratton Corp.+                 3,210         116,876
  Watts Industries, Inc. --
      Class A.                             2,017          65,774
  Mueller Industries, Inc.                 2,261          63,647
  Albany International Corp. --
      Class A                              1,975          60,988
  Gardner Denver, Inc.*                    1,238          48,913
  Thomas Industries, Inc.                  1,098          43,525
  Stewart & Stevenson Services,
      Inc.                                 1,797          41,133
  Barnes Group, Inc.                       1,440          39,125
  Valmont Industries, Inc.                 1,495          33,368
  Astec Industries, Inc.*                  1,249          27,540
  Robbins & Myers, Inc.                      901          19,831
  Lydall, Inc.*                            1,006          11,167

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Wolverine Tube, Inc.*                      930   $       8,324
                                                   -------------

TOTAL MACHINERY                                          733,999
                                                   -------------
  AEROSPACE & DEFENSE 2.5%
  Curtiss-Wright Corp.                     1,335          76,095
  Moog, Inc. -- Class A*                   1,601          72,365
  DRS Technologies, Inc.*                  1,697          72,122
  Esterline Technologies Corp.*            1,531          52,896
  Triumph Group, Inc.*                       994          38,706
  Cubic Corp.                              1,670          31,630
  AAR Corp.*                               2,011          27,350
  Kaman Corp. -- Class A                   1,417          17,642
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                388,806
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 1.5%
  Hughes Supply, Inc.                      4,116         122,451
  Watsco, Inc.                             1,664          70,055
  Applied Industrial
      Technologies, Inc.                   1,841          50,075
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                   242,581
                                                   -------------
  CONSTRUCTION & ENGINEERING 1.5%
  Shaw Group, Inc.*+                       3,994          87,069
  URS Corp.*                               2,716          78,085
  EMCOR Group, Inc.*                         940          44,011
  Insituform Technologies, Inc.
      -- Class A*                          1,671          24,246
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                         233,411
                                                   -------------
  ROAD & RAIL 1.4%
  USF Corp.                                1,747          84,310
  Kansas City Southern*+                   3,915          75,403
  Arkansas Best Corp.                      1,564          59,088
                                                   -------------

TOTAL ROAD & RAIL                                        218,801
                                                   -------------
  ELECTRICAL EQUIPMENT 1.3%
  A.O. Smith Corp.                         1,837          53,034
  Regal-Beloit Corp.+                      1,807          52,024
  Woodward Governor Co.                      704          50,477
  Vicor Corp.                              2,620          27,353
  C&D Technologies, Inc.                   1,585          15,929


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MagneTek, Inc.*                          1,774   $       9,455
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               208,272
                                                   -------------
  BUILDING PRODUCTS 1.2%
  Lennox International, Inc.               3,761          82,441
  Universal Forest Products,
      Inc.                                 1,117          43,396
  Griffon Corp.*+                          1,830          39,180
  Apogee Enterprises, Inc.                 1,699          24,262
                                                   -------------

TOTAL BUILDING PRODUCTS                                  189,279
                                                   -------------
  AIRLINES 0.7%
  SkyWest, Inc.                            3,585          66,645
  Frontier Airlines, Inc.*                 2,217          23,234
  Mesa Air Group, Inc.*                    1,970          13,790
                                                   -------------

TOTAL AIRLINES                                           103,669
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.4%
  Tredegar Corp.                           2,406          40,565
  Standex International Corp.                774          21,131
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                            61,696
                                                   -------------

TOTAL INDUSTRIALS                                      3,180,283
                                                   -------------
FINANCIALS 19.5%
  BANKS 5.5%
  South Financial Group, Inc.              4,430         135,292
  Whitney Holding Corp.                    2,623         116,750
  Chittenden Corp.                         2,883          75,160
  Susquehanna Bancshares, Inc.             2,903          70,775
  Provident Bankshares Corp.               2,066          68,096
  Umpqua Holding Corp.                     2,781          64,936
  ABM Industries, Inc.                     3,024          58,152
  First Republic Bank                      1,535          49,688
  Community Bank System, Inc.              1,912          43,804
  Boston Private Financial
      Holdings, Inc.                       1,720          40,850
  Irwin Financial Corp.                    1,768          40,699
  Sterling Bancshares, Inc./TX             2,800          39,760
  Riggs National Corp.                     1,967          37,550
  Gold Banc Corp., Inc.                    2,510          35,215
                                                   -------------

TOTAL BANKS                                              876,727
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  THRIFTS & MORTGAGE FINANCE 4.6%
  Downey Financial Corp.                   1,736   $     106,816
  Fremont General Corp.+                   4,810         105,772
  MAF Bancorp, Inc.                        2,090          86,819
  Flagstar Bancorp, Inc.+                  3,828          74,837
  Commercial Federal Corp.                 2,453          67,825
  Brookline Bancorp, Inc.                  3,691          54,996
  FirstFed Financial Corp.*                1,024          52,234
  Sterling Financial Corp./WA*             1,420          50,694
  Bankunited Financial Corp. --
      Class A*                             1,874          50,336
  Anchor BanCorp Wisconsin, Inc.           1,426          40,085
  Dime Community Bancshares                2,320          35,264
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                         725,678
                                                   -------------
  REAL ESTATE 4.3%
  Shurgard Storage Centers,
      Inc. -- Class A                      2,901         118,883
  Capital Automotive REIT+                 2,684          88,894
  Lexington Corporate
      Properties Trust+                    3,026          66,390
  Entertainment Properties Trust           1,583          65,584
  Colonial Properties Trust                1,707          65,566
  Gables Residential Trust                 1,825          60,772
  Commercial Net Lease Realty              3,241          59,796
  CRT Properties, Inc.                     1,950          42,471
  Sovran Self Storage, Inc.                  985          39,036
  Glenborough Realty Trust, Inc.           1,990          38,049
  Parkway Properties, Inc./MD                810          37,827
                                                   -------------

TOTAL REAL ESTATE                                        683,268
                                                   -------------
  INSURANCE 3.9%
  Delphi Financial Group, Inc.
      -- Class A                           1,976          84,968
  Selective Insurance Group,
      Inc.                                 1,733          80,117
  ProAssurance Corp.*+                     1,815          71,693
  UICI                                     2,852          69,161
  RLI Corp.                                1,579          65,450
  Zenith National Insurance
      Corp.                                1,204          62,439
  LandAmerica Financial Group,
      Inc.                                 1,111          55,583
  Stewart Information Services
      Corp.                                1,129          42,360


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Infinity Property & Casualty             1,290   $      40,325
      Corp.
  Presidential Life Corp.                  1,829          29,776
  SCPIE Holdings Inc.*                       615           6,784
                                                   -------------

TOTAL INSURANCE                                          608,656
                                                   -------------
  CAPITAL MARKETS 0.7%
  Investment Technology Group,
      Inc.*                                2,610          45,675
  Piper Jaffray Cos., Inc.*                1,242          45,445
  SWS Group, Inc.                          1,075          17,232
                                                   -------------

TOTAL CAPITAL MARKETS                                    108,352
                                                   -------------
  CONSUMER FINANCE 0.3%
  Cash America International,
      Inc.                                 1,787          39,189
  Rewards Network, Inc.*                   1,540           6,406
                                                   -------------
TOTAL CONSUMER FINANCE                                    45,595
                                                   -------------
  DIVERSIFIED FINANCIALS 0.2%
  Financial Federal Corp.                  1,081          38,235
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                              38,235
                                                   -------------

TOTAL FINANCIALS                                       3,086,511
                                                   -------------
CONSUMER DISCRETIONARY 15.0%
  SPECIALTY RETAIL 5.4%
  Zale Corp.*                              3,230          95,996
  Men's Wearhouse, Inc.*+                  2,230          94,128
  Burlington Coat Factory
      Warehouse Corp.                      2,783          79,872
  GameStop Corp. -- Class B*               3,160          70,468
  Linens 'N Things, Inc.*+                 2,816          69,921
  PEP Boys-Manny Moe & Jack                3,565          62,673
  Sonic Automotive, Inc.                   2,580          58,592
  Movie Gallery, Inc.+                     1,934          55,467
  Stage Stores, Inc.*                      1,110          42,613
  Jo-Ann Stores, Inc.*                     1,411          39,635
  TBC Corp.*                               1,390          38,725
  Group 1 Automotive, Inc.*                1,438          37,819
  Dress Barn, Inc.*                        1,859          33,871
  Gymboree Corp.*                          1,920          24,077
  Haverty Furniture Cos., Inc.             1,410          21,503
  Goody's Family Clothing, Inc.            2,048          18,493

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Hancock Fabrics, Inc./DE                 1,183   $       8,802
                                                   -------------

TOTAL SPECIALTY RETAIL                                   852,655
                                                   -------------
  HOUSEHOLD DURABLES 3.2%
  M.D.C. Holdings, Inc.                    2,607         181,578
  Standard-Pacific Corp.+                  2,087         150,660
  La-Z-Boy, Inc.                           3,251          45,286
  Russ Berrie & Co., Inc.                  1,294          24,780
  Skyline Corp.                              526          20,246
  Libbey, Inc.                               860          18,060
  National Presto Industries,
      Inc.                                   424          17,087
  Department 56, Inc.*                       839          14,649
  Bassett Furniture Industries,
      Inc.                                   731          14,401
  Applica, Inc.*                           1,504           7,610
  Enesco Group, Inc.*                        895           5,952
  Fedders Corp.                            1,890           5,254
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                 505,563
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 2.7%
  Jack in the Box, Inc.*                   2,291          84,996
  Aztar Corp.*+                            2,160          61,690
  Landry's Restaurants, Inc.               1,649          47,689
  Pinnacle Entertainment, Inc.*            2,479          41,399
  Marcus Corp.                             1,874          38,417
  Ryan's Restaurant Group, Inc.*           2,605          37,851
  Lone Star Steakhouse &
      Saloon, Inc.                         1,267          36,623
  Steak n Shake Co.*                       1,720          33,282
  O'Charleys, Inc.*                        1,337          29,066
  Multimedia Games, Inc.*                  1,750          13,580
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       424,593
                                                   -------------
  TEXTILES & APPAREL 1.1%
  Kellwood Co.+                            1,726          49,692
  Brown Shoe Co., Inc.                     1,131          38,759
  Russell Corp.                            2,032          36,739
  Stride Rite Corp.                        2,295          30,523
  Ashworth, Inc.*                            838           9,545
  Haggar Corp.                               449           9,065
                                                   -------------

TOTAL TEXTILES & APPAREL                                 174,323
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  K2, Inc.*                                2,906   $      39,958
  Jakks Pacific, Inc.*                     1,638          35,168
  Action Performance Cos., Inc.            1,148          15,188
  Sturm Ruger & Co., Inc.                  1,680          11,642
  Meade Instruments Corp.*                 1,242           3,614
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                       105,570
                                                   -------------
  MULTILINE RETAIL 0.5%
  Fred's, Inc.+                            2,450          42,066
  ShopKo Stores, Inc.*                     1,836          40,796
                                                   -------------

TOTAL MULTILINE RETAIL                                    82,862
                                                   -------------
  INTERNET & CATALOG RETAIL 0.4%
  Insight Enterprises, Inc.*               3,037          53,330
  J. Jill Group, Inc.*                     1,250          17,200
                                                   -------------

TOTAL INTERNET & CATALOG RETAIL                           70,530
                                                   -------------
  AUTO COMPONENTS 0.3%
  Superior Industries
      International, Inc.+                 1,530          40,408
  Standard Motor Products, Inc.            1,229          14,379
                                                   -------------

TOTAL AUTO COMPONENTS                                     54,787
                                                   -------------
  DISTRIBUTORS 0.3%
  Building Material Holding
      Corp.                                  852          37,897
  Advanced Marketing Services,
      Inc.*                                1,188           7,128
                                                   -------------

TOTAL DISTRIBUTORS                                        45,025
                                                   -------------
  AUTOMOBILES 0.3%
  Monaco Coach Corp.                       1,830          29,555
  Coachmen Industries, Inc.                  979          13,314
                                                   -------------

TOTAL AUTOMOBILES                                         42,869
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MEDIA 0.1%
  4Kids Entertainment, Inc.*                 830   $      18,351
                                                   -------------

TOTAL MEDIA                                               18,351
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           2,377,128
                                                   -------------
INFORMATION TECHNOLOGY 13.5%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      4.4%
  Varian Semiconductor
      Equipment Associates,
      Inc.*                                2,270          86,283
  Skyworks Solutions, Inc.*                9,700          61,595
  Cymer, Inc.*+                            2,300          61,571
  FEI Co.*                                 2,080          48,152
  Axcelis Technologies, Inc.*+             6,230          45,479
  DSP Group, Inc.*                         1,750          45,080
  Brooks Automation, Inc.*                 2,780          42,200
  Photronics, Inc.*                        2,039          36,906
  Exar Corp.*                              2,598          34,813
  Dupont Photomasks, Inc.*                 1,152          30,724
  Veeco Instruments, Inc.*                 1,850          27,842
  Actel Corp.*                             1,580          24,300
  Ultratech, Inc.*                         1,480          21,608
  Cohu, Inc.                               1,345          21,453
  Standard Microsystems Corp.*             1,150          19,964
  Advanced Energy Industries,
      Inc.*                                2,040          19,727
  Rudolph Technologies, Inc.*              1,050          15,813
  Pericom Semiconductor Corp.*             1,652          14,158
  Kopin Corp.*                             4,366          13,404
  ESS Technologies, Inc.*                  2,470          13,017
  Alliance Semiconductor Corp.*            2,216           5,518
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                689,607
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
  Anixter International, Inc.*+            2,324          84,013
  Benchmark Electronics, Inc.*             2,578          82,058
  Coherent, Inc.*                          1,887          63,705
  Paxar Corp.*                             2,472          52,752
  Aeroflex, Inc.*                          4,640          43,291
  Checkpoint Systems, Inc.*                2,343          39,550
  Itron, Inc.*                             1,320          39,125


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Technitrol, Inc.*                        2,521  $       37,613
  Agilsys, Inc.                            1,796          35,309
  Electro Scientific
      Industries, Inc.*                    1,776          34,437
  CTS Corp.                                2,238          29,094
  Methode Electronics, Inc. --
      Class A                              2,235          27,066
  Park Electrochemical Corp.               1,240          25,122
  Photon Dynamics, Inc.*                   1,050          20,013
  Radisys Corp.*+                          1,192          16,879
  Bell Microproducts, Inc.*                1,773          13,262
  Gerber Scientific, Inc.*                 1,390          10,119
  Planar Systems, Inc.*                      908           8,190
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 661,598
                                                   -------------
  SOFTWARE 1.7%
  THQ, Inc.*                               2,427          68,296
  Nash Finch Co.                             782          29,708
  JDA Software Group, Inc.*                1,813          25,454
  Verity, Inc.*                            2,326          21,981
  MRO Software, Inc.*                      1,560          21,887
  SPSS, Inc.*                              1,100          19,129
  Radiant Systems, Inc.*                   1,650          16,170
  MapInfo Corp.*                           1,270          15,291
  Phoenix Technologies, Ltd.*              1,525          14,518
  EPIQ Systems, Inc.*                      1,110          14,408
  Concord Communications, Inc.*            1,140          11,537
  NYFIX, Inc.*                             2,020          10,867
  Captaris, Inc.*                          1,895           7,675
                                                   -------------

TOTAL SOFTWARE                                           276,921
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.4%
  Belden CDT, Inc.+                        2,927          65,009
  Black Box Corp.                          1,079          40,365
  Symmetricom, Inc.*                       2,829          31,374
  Bel Fuse, Inc. -- Class B                  692          20,968
  Audiovox Corp. -- Class A*               1,433          18,256
  C-COR, Inc.*                             2,970          18,058
  PC-Tel, Inc.*                            1,293           9,516
  Brooktrout, Inc.*                          790           8,888
  Network Equipment
      Technologies, Inc.*                  1,529           8,608
  Tollgrade Communications,
      Inc.*                                  816           5,630
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                           226,672
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  COMPUTERS & PERIPHERALS 0.8%
  Hutchinson Technology, Inc.*             1,623   $      56,448
  Adaptec, Inc.*+                          6,935          33,219
  Pinnacle Systems, Inc.*                  4,327          24,188
  SBS Technologies, Inc.*                    970          10,815
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            124,670
                                                   -------------
  IT CONSULTING & SERVICES 0.6%
  MAXIMUS, Inc.                            1,350          45,211
  Ciber, Inc.*                             3,894          28,309
  Pegasus Solutions, Inc.*                 1,358          16,052
  Intrado, Inc.*                           1,080          13,284
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           102,856
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.4%
  Digital Insight Corp.*                   2,224          36,474
  FindWhat.com*                            1,890          19,599
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                        56,073
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           2,138,397
                                                   -------------
MATERIALS 8.1%
  METALS & MINING 3.7%
  Commercial Metals Co.                    3,664         124,173
  Carpenter Technology Corp.               1,493          88,699
  Quanex Corp.+                            1,547          82,486
  Reliance Steel & Aluminum Co.            2,034          81,381
  Century Aluminum Co.*                    2,000          60,520
  Aleris International, Inc.*              1,796          44,810
  RTI International Metals,
      Inc.*                                1,348          31,543
  Brush Engineered Materials,
      Inc.*                                1,198          22,798
  Ryerson Tull, Inc.                       1,564          19,816
  Steel Technologies, Inc.                   793          19,024
  A.M. Castle & Co.*                         983          12,386
                                                   -------------

TOTAL METALS & MINING                                    587,636
                                                   -------------
  CHEMICALS 2.1%
  OM Group, Inc.*                          1,763          53,630
  H.B. Fuller Co.                          1,784          51,736
  PolyOne Corp.*                           5,710          50,705
  Arch Chemicals, Inc.                     1,465          41,709
  Cambrex Corp.                            1,630          34,719


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  A. Schulman, Inc.                        1,910   $      33,272
  Wellman, Inc.                            1,992          28,804
  Quaker Chemical Corp.                      600          12,324
  Material Sciences Corp.*                   897          12,065
  Penford Corp.                              554           9,002
                                                   -------------

TOTAL CHEMICALS                                          327,966
                                                   -------------
  CONTAINERS & PACKAGING 1.4%
  AptarGroup, Inc.                         2,225         115,656
  Myers Industries, Inc.                   2,143          30,238
  Rock-Tenn Co. -- Class A                 2,221          29,539
  Chesapeake Corp.                         1,216          25,560
  Caraustar Industries, Inc.*              1,779          22,949
                                                   -------------

TOTAL CONTAINERS & PACKAGING                             223,942
                                                   -------------
  PAPER & FOREST PRODUCTS 0.5%
  Schweitzer-Mauduit
      International, Inc.                    926          31,067
  Buckeye Technologies, Inc.*              2,327          25,132
  Pope & Talbot, Inc.                      1,011          17,773
                                                   --------------

TOTAL PAPER & FOREST PRODUCTS                             73,972
                                                   --------------
  CONSTRUCTION MATERIALS 0.4%
  Texas Industries, Inc.                   1,352          72,670
                                                   --------------

TOTAL CONSTRUCTION MATERIALS                              72,670
                                                   --------------

TOTAL MATERIALS                                        1,286,186
                                                   --------------
HEALTH CARE 8.0%
  HEALTH CARE PROVIDERS & SERVICES 5.2%
  Accredo Health, Inc.*                    3,050         135,450
  Pediatrix Medical Group, Inc.*           1,390          95,340
  United Surgical Partners
      International, Inc.*                 1,780          81,471
  Province Healthcare Co.*                 3,104          74,775
  Owens & Minor, Inc.                      2,460          66,789
  Sunrise Senior Living, Inc.*             1,267          61,576
  Chemed Corp.                               778          59,501
  Priority Healthcare Corp. --
      Class B*                             2,710          58,617
  Parexel International Corp.*             1,623          38,141
  NDCHealth Corp.                          2,240          35,795

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cross Country Healthcare,
      Inc.*                                2,002   $      33,554
  RehabCare Group, Inc.*                   1,019          29,255
  Gentiva Health Services, Inc.*           1,499          24,254
  Hooper Holmes, Inc.                      4,050          15,471
  OCA, Inc.*+                              3,126          13,286
  Curative Health Services,
      Inc.*                                  804           2,734
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   826,009
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Invacare Corp.                           1,948          86,939
  Conmed Corp.*                            1,864          56,144
  Analogic Corp.                             855          36,979
  Viasys Healthcare, Inc.*                 1,934          36,901
  DJ Orthopedics, Inc.*                    1,333          33,392
  Vital Signs, Inc.                          788          31,433
  ICU Medical, Inc.*+                        850          30,175
  Datascope Corp.                            926          28,317
  Wilson Greatbatch
      Technologies, Inc.*                  1,330          24,259
  Theragenics Corp*                        1,869           6,429
  Osteotech, Inc.*                         1,065           4,047
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   375,015
                                                   -------------
  PHARMACEUTICALS 0.3%
  Alpharma, Inc. -- Class A                3,286          40,484
  Bradley Pharmaceuticals, Inc.*             990           9,464
                                                   -------------

TOTAL PHARMACEUTICALS                                     49,948
                                                   -------------
  BIOTECHNOLOGY 0.1%
  Savient Pharmaceuticals, Inc.*           3,773          10,376
  Arqule, Inc.*                            2,158          10,164
                                                   -------------

TOTAL BIOTECHNOLOGY                                       20,540
                                                   -------------

TOTAL HEALTH CARE                                      1,271,512
                                                   -------------
UTILITIES 7.4%
  GAS UTILITIES 4.5%
  Southern Union Co.*+                     6,580         165,232
  UGI Corp.                                3,172         144,072

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Atmos Energy Corp.                       4,768   $     128,736
  Piedmont Natural Gas Co.                 4,782         110,177
  Northwest Natural Gas Co.                1,705          61,670
  Southwest Gas Corp.                      2,248          54,312
  Laclede Group, Inc.                      1,306          38,135
  Cascade Natural Gas Corp.                  696          13,892
                                                   -------------
TOTAL GAS UTILITIES                                      716,226
                                                   -------------
  ELECTRIC UTILITIES 2.4%
  Allete, Inc.                             1,838          76,920
  Unisource Energy Corp.                   2,132          66,028
  Cleco Corp.                              3,048          64,923
  El Paso Electric Co.*+                   2,953          56,107
  UIL Holding Corp.                          911          46,142
  CH Energy Group, Inc.                      983          44,923
  Central Vermont Public
      Service Corp.                          759          17,062
  Green Mountain Power Corp.                 323           9,464
                                                   -------------
TOTAL ELECTRIC UTILITIES                                 381,569
                                                   -------------
  MULTI-UTILITIES 0.3%
  Avista Corp.                             3,016          52,780
                                                   -------------
TOTAL MULTI-UTILITIES                                     52,780
                                                   -------------
  WATER UTILITIES 0.2%
  American States Water Co.                1,036          26,211
                                                   -------------
TOTAL WATER UTILITIES                                     26,211
                                                   -------------
TOTAL UTILITIES                                        1,176,786
                                                   -------------
ENERGY 4.0%
  ENERGY EQUIPMENT & SERVICES 2.7%
  Maverick Tube Corp.*                     2,660          86,477
  SEACOR Holdings, Inc.*+                  1,142          72,802
  Veritas DGC, Inc.*+                      2,081          62,347
  Oceaneering International,
      Inc.*                                1,595          59,812
  Offshore Logistics, Inc.*                1,446          48,181
  W-H Energy Services, Inc.*               1,725          41,279
  Dril-Quip, Inc.*                         1,078          33,138
  Input/Output, Inc.*+                     4,830          31,154
                                                   -------------
TOTAL ENERGY EQUIPMENT & SERVICES                        435,190
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  OIL & GAS 1.3%
  Stone Energy Corp.*                      1,660   $      80,626
  Spinnaker Exploration Co.*               2,115          75,146
  Swift Energy Co.*+                       1,748          49,713
                                                   -------------
TOTAL OIL & GAS                                          205,485
                                                   -------------
TOTAL ENERGY                                             640,675
                                                   -------------
CONSUMER STAPLES 3.6%
  FOOD PRODUCTS 1.9%
  Corn Products International,
      Inc.                                 4,524         117,579
  Flowers Foods, Inc.                      2,699          76,139
  Hain Celestial Group, Inc.*              2,271          42,331
  American Italian Pasta Co. --
      Class A                              1,129          30,934
  J&J Snack Foods Corp.                      560          26,225
                                                   -------------
TOTAL FOOD PRODUCTS                                      293,208
                                                   -------------
  FOOD & DRUG RETAILING 1.6%
  Performance Food Group Co.*              2,914          80,660
  Longs Drug Stores Corp.+                 2,355          80,588
  Casey's General Stores, Inc.             3,122          56,102
  Great Atlantic & Pacific Tea
      Co.*+                                2,402          35,790
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              253,140
                                                   -------------
  TOBACCO 0.1%
  DIMON, Inc.+                             2,811          17,569
                                                   -------------
TOTAL TOBACCO                                             17,569
                                                   -------------
TOTAL CONSUMER STAPLES                                   563,917
                                                   -------------
TELECOMMUNICATION SERVICES 0.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.2%
  General Communication --
      Class A*                             3,619          33,041
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  33,041
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 0.1%
  Boston Communications Group,
      Inc.*                                1,099   $       7,825
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                  7,825
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          40,866
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $13,426,043)                                  15,762,261
                                                   -------------
                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS  0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $    90,896          90,896
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $90,896)                                          90,896
                                                   -------------
SECURITIES LENDING COLLATERAL  7.6%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        1,214,648       1,214,648
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,214,648)                                      1,214,648
                                                   -------------
TOTAL INVESTMENTS 107.7%
  (Cost $14,731,587)                               $  17,067,805
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.7)%                                  $  (1,225,199)
                                                   -------------
NET ASSETS - 100.0%                                $  15,842,606

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.6%
FINANCIALS 22.1%
  INSURANCE 7.6%
  Fidelity National Financial,
      Inc.                                14,935   $     491,959
  Everest Re Group Ltd.                    4,808         409,209
  Old Republic International
      Corp.                               15,606         363,464
  W.R. Berkley Corp.                       7,203         357,269
  Unitrin, Inc.                            5,872         266,589
  First American Corp.                     7,667         252,551
  Protective Life Corp.                    5,942         233,521
  HCC Insurance Holdings, Inc.+            5,801         209,764
  Stancorp Financial Group, Inc.           2,430         206,015
  American Financial Group,
      Inc./OH                              6,316         194,533
  Allmerica Financial Corp.*               4,555         163,752
  AmerUs Group Co.                         3,350         158,287
  Ohio Casualty Corp.*                     5,295         121,679
  Horace Mann Educators Corp.              3,668          65,070
                                                   -------------

TOTAL INSURANCE                                        3,493,662
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 4.8%
  New York Community Bancorp,
      Inc.+                               22,690         412,050
  Radian Group, Inc.                       7,864         375,427
  PMI Group, Inc.+                         8,151         309,820
  Independence Community Bank
      Corp.                                7,245         282,555
  Astoria Financial Corp.                  9,558         241,805
  Webster Financial Corp.                  4,536         205,980
  IndyMac Bancorp, Inc.+                   5,302         180,268
  Washington Federal, Inc.                 7,407         172,657
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                       2,180,562
                                                   -------------
  BANKS 3.5%
  Hibernia Corp. -- Class A               13,271         424,805
  Mercantile Bankshares Corp.              6,782         344,933
  City National Corp.                      4,210         293,942
  Colonial BancGroup, Inc.                11,448         234,913
  FirstMerit Corp.+                        7,211         192,966
  Greater Bay Bancorp                      4,362         106,476
                                                   -------------

TOTAL BANKS                                            1,598,035
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  REAL ESTATE 2.9%
  Liberty Property Trust                   7,329   $     286,197
  AMB Property Corp.+                      7,102         268,456
  Hospitality Properties Trust             5,753         232,306
  Mack-Cali Realty Corp.                   5,208         220,559
  New Plan Excel Realty Trust+             8,780         220,466
  Highwoods Properties, Inc.+              4,591         123,131
                                                   -------------

TOTAL REAL ESTATE                                      1,351,115
                                                   -------------
  CAPITAL MARKETS 1.6%
  A.G. Edwards, Inc.                       6,540         292,992
  Raymond James Financial, Inc.            6,317         191,405
  Jefferies Group, Inc.                    4,896         184,481
  LaBranche & Co., Inc.*                   5,142          47,821
                                                   -------------

TOTAL CAPITAL MARKETS                                    716,699
                                                   -------------
  DIVERSIFIED FINANCIALS 1.0%
  Leucadia National Corp.                  9,206         316,226
  GATX Corp.+                              4,232         140,460
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                             456,686
                                                   -------------
  CONSUMER FINANCE 0.7%
  AmeriCredit Corp.*+                     13,291         311,541
                                                   -------------

TOTAL CONSUMER FINANCE                                   311,541
                                                   -------------

TOTAL FINANCIALS                                      10,108,300
                                                   -------------
CONSUMER DISCRETIONARY 17.1%
  HOUSEHOLD DURABLES 7.2%
  D.R. Horton, Inc.                       26,609         778,047
  Lennar Corp. -- Class A+                13,368         757,698
  Toll Brothers, Inc.*+                    6,393         504,088
  Mohawk Industries, Inc.*+                5,710         481,353
  Hovnanian Enterprises, Inc. --
      Class A*                             5,223         266,373
  Ryland Group, Inc.                       4,070         252,421
  American Greetings Corp. --
      Class A                              5,861         149,338
  Furniture Brands
      International, Inc.                  4,539          98,996
                                                   -------------

TOTAL HOUSEHOLD DURABLES                               3,288,314
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  SPECIALTY RETAIL 2.9%
  Foot Locker, Inc.+                      13,320   $     390,276
  Barnes & Noble, Inc.*                    5,999         206,906
  Rent-A-Center, Inc.*                     6,490         177,242
  Borders Group, Inc.                      6,431         171,193
  AnnTaylor Stores Corp.*+                 6,042         154,615
  Pier 1 Imports, Inc.+                    7,347         133,936
  Payless Shoesource, Inc.*+               5,831          92,071
                                                   -------------

TOTAL SPECIALTY RETAIL                                 1,326,239
                                                   -------------
  MEDIA 1.9%
  Belo Corp. -- Class A                    9,843         237,610
  Lee Enterprises, Inc.+                   3,870         167,958
  Entercom Communications Corp.*           4,271         151,706
  Media General, Inc.                      2,030         125,555
  Scholastic Corp.*                        3,391         125,094
  Emmis Communications Corp. --
      Class A*+                            4,810          92,448
                                                   -------------

TOTAL MEDIA                                              900,371
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.8%
  Caesars Entertainment, Inc.*+           26,791         530,194
  CBRL Group, Inc.                         4,118         170,073
  Bob Evans Farms, Inc.                    3,026          70,960
  Krispy Kreme Doughnuts, Inc.*+           5,290          40,363
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       811,590
                                                   -------------
  AUTO COMPONENTS 1.6%
  Lear Corp.                               5,758         255,425
  BorgWarner, Inc.                         4,806         233,956
  ArvinMeritor, Inc.+                      5,942          91,923
  Modine Manufacturing Co.                 2,959          86,787
  Bandag, Inc.                             1,658          77,893
                                                   -------------

TOTAL AUTO COMPONENTS                                    745,984
                                                   -------------
  MULTILINE RETAIL 1.5%
  Neiman-Marcus Group, Inc. --
      Class A                              4,172         381,780
  Saks, Inc.*                             11,937         215,463
  99 Cents Only Stores*                    5,950          78,361
                                                   --------------

TOTAL MULTILINE RETAIL                                   675,604
                                                   --------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Callaway Golf Co.                        6,531   $      83,597
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                        83,597
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           7,831,699
                                                   -------------
INFORMATION TECHNOLOGY 12.6%
  SOFTWARE 3.0%
  Cadence Design Systems, Inc.*+          23,141         345,958
  Synopsys, Inc.*+                        13,020         235,662
  Activision, Inc.*                       15,883         235,068
  Fair Isaac Corp.                         6,020         207,329
  Sybase, Inc.*+                           8,143         150,320
  Ascential Software Corp.*                5,028          93,169
  Mentor Graphics Corp.*                   6,530          89,461
                                                   -------------

TOTAL SOFTWARE                                         1,356,967
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.8%
  International Rectifier
      Corp.*+                              5,710         259,805
  Intersil Corp. -- Class A+              12,879         223,064
  Fairchild Semiconductor
      International, Inc.*+               10,229         156,811
  Cypress Semiconductor Corp.*+           10,760         135,576
  Atmel Corp.*                            40,850         120,508
  Integrated Device Technology,
      Inc.*                                9,139         109,942
  RF Micro Devices, Inc.*                 16,033          83,692
  Credence Systems Corp.*                  8,158          64,530
  Lattice Semiconductor Corp.*             9,709          52,137
  Triquint Semiconductor, Inc.*           11,772          39,789
  LTX Corp.*                               5,230          23,221
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                              1,269,075
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Arrow Electronics, Inc.*                 9,917         251,396
  Avnet, Inc.*                            10,310         189,910
  Tech Data Corp.*                         4,977         184,448
  Vishay Intertechnology, Inc.*           14,216         176,705
  KEMET Corp.*                             7,405          57,389
  Newport Corp.*                           3,669          53,164


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Plexus Corp.*                            3,691   $      42,483
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 955,495
                                                   -------------
  IT CONSULTING & SERVICES 1.8%
  CheckFree Corp.*+                        7,430         302,847
  Ceridian Corp.*                         12,720         216,876
  BISYS Group, Inc.*+                     10,289         161,331
  MPS Group, Inc.*                         8,776          92,236
  Keane, Inc.*                             5,312          69,215
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           842,505
                                                   -------------
  COMPUTERS & PERIPHERALS 1.8%
  Sandisk Corp.*+                         13,940         387,532
  Storage Technology Corp.*                9,122         280,958
  Imation Corp.                            2,912         101,192
  McData Corp. -- Class A*                10,108          38,107
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            807,789
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.1%
  Polycom, Inc.*                           8,388         142,176
  3Com Corp.*                             32,471         115,597
  Utstarcom, Inc.*+                        9,778         107,069
  CommScope, Inc.*                         4,654          69,624
  Powerwave Technologies, Inc.*+           8,935          69,157
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                           503,623
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           5,735,454
                                                   -------------
UTILITIES 11.2%
  ELECTRIC UTILITIES 6.3%
  Wisconsin Energy Corp.                  10,021         355,746
  Pepco Holdings, Inc.+                   16,086         337,645
  Alliant Energy Corp.                     9,884         264,694
  NSTAR                                    4,551         247,119
  Northeast Utilities                     10,992         211,816
  OGE Energy Corp.+                        7,618         205,305
  Great Plains Energy, Inc.+               6,359         194,458
  Puget Energy, Inc.                       8,533         188,067
  Hawaiian Electric Industries,
      Inc.                                 6,893         175,909
  Westar Energy, Inc.                      7,346         158,968
  PNM Resources, Inc.+                     5,477         146,126
  Duquesne Light Holdings, Inc.            6,585         118,003

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Sierra Pacific Resources*+              10,053   $     108,070
  IDACORP, Inc.+                           3,571         101,309
  Black Hills Corp.                        2,781          91,968
                                                   -------------

TOTAL ELECTRIC UTILITIES                               2,905,203
                                                   -------------
  MULTI-UTILITIES 4.1%
  SCANA Corp.                              9,612         367,371
  Energy East Corp.                       12,575         329,716
  MDU Resources Group, Inc.               10,110         279,238
  Oneok, Inc.                              8,851         272,788
  National Fuel Gas Co.+                   7,068         202,074
  Vectren Corp.                            6,500         173,160
  WPS Resources Corp.                      3,201         169,397
  Aquila, Inc.*+                          20,683          79,216
                                                   -------------

TOTAL MULTI-UTILITIES                                  1,872,960
                                                   -------------
  GAS UTILITIES 0.8%
  AGL Resources, Inc.                      6,413         224,006
  WGL Holdings, Inc.                       4,167         129,011
                                                   -------------

TOTAL GAS UTILITIES                                      353,017
                                                   -------------

TOTAL UTILITIES                                        5,131,180
                                                   -------------
INDUSTRIALS 9.1%
  COMMERCIAL SERVICES & SUPPLIES 3.1%
  Republic Services, Inc.+                12,902         431,959
  Manpower, Inc.                           7,725         336,192
  Adesa, Inc.                              7,846         183,282
  Laureate Education, Inc.*                4,130         176,723
  DeVry, Inc.*+                            6,020         113,898
  Banta Corp.                              2,137          91,464
  Kelly Services, Inc.                     3,014          86,773
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,420,291
                                                   -------------
  MACHINERY 2.0%
  SPX Corp.+                               6,427         278,161
  Kennametal, Inc.                         3,256         154,627
  AGCO Corp.*                              7,727         141,018
  Flowserve Corp.*                         4,734         122,469
  Trinity Industries, Inc.+                4,066         114,539
  Tecumseh Products Co. --
      Class A                              1,584          62,742


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Federal Signal Corp.                     4,123   $      62,546
                                                   -------------

TOTAL MACHINERY                                          936,102
                                                   -------------
  ROAD & RAIL 1.1%
  Yellow Roadway Corp.*+                   4,160         243,526
  Swift Transportation Co.,
      Inc.*+                               6,276         138,951
  Werner Enterprises, Inc.                 6,755         131,250
                                                   -------------

TOTAL ROAD & RAIL                                        513,727
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.9%
  Jacobs Engineering Group,
      Inc.*+                               4,820         250,255
  Granite Construction, Inc.               3,559          93,495
  Quanta Services, Inc.*                  10,032          76,544
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                         420,294
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.4%
  Teleflex, Inc.                           3,446         176,366
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                           176,366
                                                   -------------
  ELECTRICAL EQUIPMENT 0.4%
  Thomas & Betts Corp.*                    5,051         163,147
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               163,147
                                                   -------------
  MARINE 0.3%
  Alexander & Baldwin, Inc.                3,656         150,627
                                                   -------------

TOTAL MARINE                                             150,627
                                                   -------------
  BUILDING PRODUCTS 0.3%
  York International Corp.+                3,556         139,324
                                                   -------------

TOTAL BUILDING PRODUCTS                                  139,324
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  United Rentals, Inc.*+                   6,666         134,720
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                   134,720
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AIRLINES 0.2%
  Alaska Air Group, Inc.*                  2,303   $      67,800
                                                   -------------

TOTAL AIRLINES                                            67,800
                                                   -------------
  AEROSPACE & DEFENSE 0.1%
  Sequa Corp. -- Class A*                    896          46,458
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                 46,458
                                                   -------------

TOTAL INDUSTRIALS                                      4,168,856
                                                   -------------
ENERGY 8.3%
  ENERGY EQUIPMENT & SERVICES 4.8%
  Weatherford International
      Ltd.*+                              11,627         673,668
  ENSCO International, Inc.               12,926         486,793
  Pride International, Inc.*              11,657         289,560
  Cooper Cameron Corp.*                    4,706         269,230
  Tidewater, Inc.+                         5,193         201,800
  Helmerich & Payne, Inc.+                 4,314         171,223
  Hanover Compressor Co.*+                 6,684          80,676
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                      2,172,950
                                                   -------------
  OIL & GAS 3.5%
  Pioneer Natural Resources Co.+          12,476         532,975
  Newfield Exploration Co.*                5,327         395,583
  Pogo Producing Co.+                      5,511         271,361
  Overseas Shipholding Group,
      Inc.+                                3,370         212,007
  Forest Oil Corp.*+                       5,080         205,740
                                                   -------------

TOTAL OIL & GAS                                        1,617,666
                                                   -------------

TOTAL ENERGY                                           3,790,616
                                                   -------------
MATERIALS 6.4%
  CHEMICALS 3.8%
  Lubrizol Corp.                           5,708         231,973
  Valspar Corp.+                           4,400         204,776
  Cytec Industries, Inc.+                  3,656         198,338
  Scotts Miracle-Gro Co. --
      Class A*                             2,810         197,346
  RPM International, Inc.                  9,963         182,124
  Cabot Corp.                              5,282         176,577
  FMC Corp.*                               3,160         168,902
  Albemarle Corp.                          3,908         142,095
  Minerals Technologies, Inc.              1,753         115,312


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Sensient Technologies Corp.              4,012   $      86,499
  Ferro Corp.                              3,586          67,489
                                                   -------------

TOTAL CHEMICALS                                        1,771,431
                                                   -------------
  PAPER & FOREST PRODUCTS 0.8%
  Bowater, Inc.+                           4,767         179,573
  Potlatch Corp.                           2,543         119,699
  Glatfelter                               3,757          55,415
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                            354,687
                                                   -------------
  CONTAINERS & PACKAGING 0.7%
  Sonoco Products Co.                      8,406         242,513
  Longview Fibre Co.                       4,376          82,094
                                                   -------------

TOTAL CONTAINERS & PACKAGING                             324,607
                                                   -------------
  METALS & MINING 0.6%
  Steel Dynamics, Inc.+                    3,860         132,977
  Worthington Industries, Inc.+            6,800         131,104
                                                   -------------

TOTAL METALS & MINING                                    264,081
                                                   -------------
  CONSTRUCTION MATERIALS 0.5%
  Martin Marietta Materials,
      Inc.                                 4,114         230,055
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                             230,055
                                                   -------------

TOTAL MATERIALS                                        2,944,861
                                                   -------------
HEALTH CARE 6.1%
  HEALTH CARE PROVIDERS & SERVICES 4.1%
  Pacificare Health Systems,
      Inc.*                                7,212         410,507
  Triad Hospitals, Inc.*+                  6,588         330,059
  Omnicare, Inc.                           8,920         316,214
  Health Net, Inc.*                        9,501         310,778
  Universal Health Services,
      Inc. -- Class B+                     4,998         261,895
  Community Health Systems,
      Inc.*                                7,463         260,533
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,889,986
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  BIOTECHNOLOGY 1.1%
  Invitrogen Corp.*+                       4,381   $     303,165
  Millennium Pharmaceuticals,
      Inc.*+                              26,184         220,469
                                                   -------------

TOTAL BIOTECHNOLOGY                                      523,634
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
  Steris Corp.*                            5,917         149,404
  Varian, Inc.*                            2,970         112,534
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   261,938
                                                   -------------
  PHARMACEUTICALS 0.3%
  Perrigo Co.                              6,180         118,347
                                                   -------------

TOTAL PHARMACEUTICALS                                    118,347
                                                   -------------

TOTAL HEALTH CARE                                      2,793,905
                                                   -------------
CONSUMER STAPLES 5.8%
  FOOD PRODUCTS 3.3%
  Tyson Foods, Inc. -- Class A            30,211         503,920
  Dean Foods Co.*                         12,757         437,565
  Smithfield Foods, Inc.*                  9,500         299,725
  J.M. Smucker Co.                         4,996         251,299
                                                   -------------

TOTAL FOOD PRODUCTS                                    1,492,509
                                                   -------------
  BEVERAGES 1.7%
  Constellation Brands, Inc. --
      Class A*+                            9,236         488,307
  PepsiAmericas, Inc.                     11,850         268,521
                                                   -------------

TOTAL BEVERAGES                                          756,828
                                                   -------------
  FOOD & DRUG RETAILING 0.6%
  BJ's Wholesale Club, Inc.*               5,945         184,652
  Ruddick Corp.                            4,000          92,600
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              277,252
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  TOBACCO 0.2%
  Universal Corp./Richmond VA              2,182   $      99,870
                                                   -------------
TOTAL TOBACCO                                             99,870
                                                   -------------
TOTAL CONSUMER STAPLES                                 2,626,459
                                                   -------------
TELECOMMUNICATION SERVICES 0.9%
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Telephone & Data Systems,
      Inc.+                                4,909         400,574
                                                   -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                400,574
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                         400,574
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $43,727,163)                                  45,531,904
                                                   -------------
                                            FACE
                                          AMOUNT
                                    ------------
REPURCHASE AGREEMENTS 0.3%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                $    141,987         141,987
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $141,987)                                        141,987
                                                   -------------
SECURITIES LENDING COLLATERAL  7.8%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        3,563,980       3,563,980
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,563,980)                                      3,563,980
                                                   -------------
TOTAL INVESTMENTS 107.7%
  (Cost $47,433,130)                               $  49,237,871
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (7.7)%                                  $  (3,501,353)
                                                   -------------
NET ASSETS - 100.0%                                $  45,736,518

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       6

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.9%
FINANCIALS 37.0%
  BANKS 11.4%
  Bank of America Corp.                    8,363   $     368,808
  Wells Fargo & Co.                        3,505         209,599
  Wachovia Corp.                           3,318         168,919
  U.S. Bancorp                             3,871         111,562
  SunTrust Banks, Inc.+                      767          55,278
  Fifth Third Bancorp+                     1,144          49,169
  National City Corp.                      1,404          47,034
  BB&T Corp.+                              1,141          44,590
  Regions Financial Corp.+                   958          31,039
  PNC Financial Services Group,
      Inc.                                   583          30,013
  KeyCorp                                    838          27,193
  North Fork Bancorporation,
      Inc.                                   970          26,908
  M&T Bank Corp.                             237          24,188
  Comerica, Inc.                             356          19,609
  Marshall & Ilsley Corp.                    458          19,122
  AmSouth Bancorp                            734          19,047
  Synovus Financial Corp.                    636          17,719
  Zions Bancorporation                       188          12,976
  Huntington Bancshares, Inc.+               482          11,520
  Compass Bancshares, Inc.                   250          11,350
  First Horizon National Corp.               251          10,238
                                                   -------------

TOTAL BANKS                                            1,315,881
                                                   -------------
  INSURANCE 8.1%
  American International Group,
      Inc.                                 5,391         298,715
  Allstate Corp.                           1,417          76,603
  Prudential Financial, Inc.               1,058          60,729
  MetLife, Inc.                            1,546          60,449
  St. Paul Travelers Cos., Inc.            1,389          51,018
  Hartford Financial Services
      Group, Inc.+                           612          41,959
  AFLAC, Inc.                              1,052          39,198
  Progressive Corp.                          411          37,713
  Marsh & McLennan Cos., Inc.              1,090          33,158
  Chubb Corp.+                               398          31,549
  Loews Corp.                                379          27,872
  ACE Ltd.                                   590          24,349
  XL Capital Ltd.                            288          20,843
  Ambac Financial Group, Inc.                220          16,445
  Lincoln National Corp.+                    357          16,115
  Cincinnati Financial Corp.                 351          15,307
  MBIA, Inc.+                                290          15,161
  Aon Corp.                                  654          14,937

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Jefferson-Pilot Corp.+                     280   $      13,734
  SAFECO Corp.                               260          12,665
  Torchmark Corp.                            225          11,745
  UnumProvident Corp.+                       612          10,416
                                                   -------------

TOTAL INSURANCE                                          930,680
                                                   -------------
  DIVERSIFIED FINANCIALS 6.8%
  Citigroup, Inc.                         10,745         482,880
  J.P. Morgan Chase & Co.                  7,381         255,383
  Principal Financial Group,
      Inc.                                   638          24,557
  CIT Group, Inc.                            432          16,416
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                             779,236
                                                   -------------
  CAPITAL MARKETS 5.6%
  Morgan Stanley                           2,267         129,786
  Merrill Lynch & Co., Inc.                2,203         124,690
  Goldman Sachs Group, Inc.+               1,000         109,990
  Lehman Brothers Holdings,
      Inc.+                                  557          52,447
  Bank of New York Co., Inc.               1,611          46,800
  Franklin Resources, Inc.                   514          35,286
  State Street Corp.+                        691          30,211
  Charles Schwab Corp.+                    2,793          29,354
  Mellon Financial Corp.                     873          24,915
  Bear Stearns Cos., Inc.                    237          23,676
  Northern Trust Corp.                       454          19,722
  E*Trade Financial Corp.*                   768           9,216
  Janus Capital Group, Inc.+                 484           6,752
                                                   -------------

TOTAL CAPITAL MARKETS                                    642,845
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 3.3%
  Fannie Mae+                              2,000         108,900
  Freddie Mac                              1,424          89,997
  Washington Mutual, Inc.                  1,807          71,376
  Countrywide Financial Corp.+             1,198          38,887
  Golden West Financial Corp.+               632          38,236
  Sovereign Bancorp, Inc.                    775          17,174
  MGIC Investment Corp.                      203          12,519
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                         377,089
                                                   -------------
  CONSUMER FINANCE 1.0%
  MBNA Corp.                               2,642          64,861


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Capital One Financial Corp.+               504   $      37,684
  Providian Financial Corp.*+                608          10,433
                                                   -------------
TOTAL CONSUMER FINANCE                                   112,978
                                                   -------------
  REAL ESTATE 0.8%
  Equity Office Properties Trust             832          25,068
  Equity Residential                         582          18,746
  ProLogis                                   384          14,247
  Archstone-Smith Trust                      406          13,849
  Plum Creek Timber (REIT) Co.,
      Inc.                                   382          13,637
  Apartment Investment &
      Management Co. -- Class A              197           7,328
                                                   -------------

TOTAL REAL ESTATE                                         92,875
                                                   -------------

TOTAL FINANCIALS                                       4,251,584
                                                   -------------
CONSUMER DISCRETIONARY 13.6%
  MEDIA 7.1%
  Time Warner, Inc.*+                      9,482         166,409
  Comcast Corp. -- Class A*                4,602         155,456
  Viacom, Inc. -- Class B                  3,527         122,845
  Walt Disney Co.+                         4,233         121,614
  News Corp. -- Class A+                   6,820         115,394
  Gannett Co., Inc.+                         532          42,071
  Clear Channel Communications,
      Inc.+                                1,185          40,847
  Tribune Co.                                662          26,394
  Univision Communications,
      Inc. -- Class A*+                      670          18,552
  Interpublic Group of Cos.,
      Inc.*+                                 878          10,782
                                                   -------------

TOTAL MEDIA                                              820,364
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.9%
  McDonald's Corp.                         2,602          81,026
  Carnival Corp.                           1,312          67,975
  Starwood Hotels & Resorts
      Worldwide, Inc.+                       424          25,453
  Hilton Hotels Corp.                        800          17,880
  Darden Restaurants, Inc.+                  325           9,971
  Wendy's International, Inc.+               236           9,213
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       211,518
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MULTILINE RETAIL 1.6%
  Sears Holdings Corp.*+                     340   $      45,278
  Kohl's Corp.*+                             708          36,554
  JC Penney Holding Co., Inc.                593          30,789
  May Department Stores Co.                  609          22,545
  Federated Department Stores,
      Inc.+                                  353          22,465
  Nordstrom, Inc.                            290          16,060
  Dillard's, Inc. -- Class A                 167           4,492
  Big Lots, Inc.*                            232           2,789
                                                   -------------

TOTAL MULTILINE RETAIL                                   180,972
                                                   -------------
  SPECIALTY RETAIL 0.7%
  Limited Brands, Inc.+                      837          20,339
  Office Depot, Inc.*                        648          14,373
  Toys "R" Us, Inc.*                         440          11,335
  Tiffany & Co.+                             304          10,494
  AutoNation, Inc.*                          544          10,303
  OfficeMax, Inc.                            196           6,566
  Circuit City Stores, Inc.                  406           6,516
                                                   -------------

TOTAL SPECIALTY RETAIL                                    79,926
                                                   -------------
  AUTOMOBILES 0.7%
  Ford Motor Co.+                          3,788          42,918
  General Motors Corp.+                    1,174          34,504
                                                   -------------

TOTAL AUTOMOBILES                                         77,422
                                                   -------------
  HOUSEHOLD DURABLES 0.6%
  Pulte Homes, Inc.                          259          19,070
  Centex Corp.                               259          14,833
  Leggett & Platt, Inc.                      394          11,379
  KB Home+                                    93          10,924
  Whirlpool Corp.                            141           9,550
  Snap-On, Inc.                              114           3,624
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                  69,380
                                                   -------------
  TEXTILES & APPAREL 0.3%
  VF Corp.                                   232          13,720
  Liz Claiborne, Inc.                        229           9,190
  Jones Apparel Group, Inc.+                 257           8,607
  Reebok International Ltd.                  116           5,139
                                                   -------------

TOTAL TEXTILES & APPAREL                                  36,656
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Eastman Kodak Co.+                         597   $      19,432
  Brunswick Corp.                            198           9,276
  Hasbro, Inc.+                              368           7,526
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                        36,234
                                                   -------------
  AUTO COMPONENTS 0.3%
  Johnson Controls, Inc.                     392          21,858
  Delphi Corp.+                            1,160           5,197
  Dana Corp.+                                308           3,939
  Cooper Tire & Rubber Co.                   159           2,919
  Visteon Corp.                              266           1,519
                                                   -------------

TOTAL AUTO COMPONENTS                                     35,432
                                                   -------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                          358          15,569
                                                   -------------

TOTAL DISTRIBUTORS                                        15,569
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           1,563,473
                                                   -------------
ENERGY 8.5%
  OIL & GAS 7.7%
  ChevronTexaco Corp.                      4,387         255,806
  ConocoPhillips                           1,426         153,780
  Occidental Petroleum Corp.+                822          58,502
  Devon Energy Corp.                       1,009          48,180
  Apache Corp.                               673          41,208
  Burlington Resources, Inc.                 815          40,807
  Anadarko Petroleum Corp.                   515          39,191
  Valero Energy Corp.                        530          38,833
  Marathon Oil Corp.+                        718          33,689
  Unocal Corp.                               544          33,559
  Kerr-McGee Corp.                           329          25,771
  EOG Resources, Inc.+                       486          23,688
  Williams Cos., Inc.+                     1,156          21,744
  Kinder Morgan, Inc.+                       255          19,303
  Amerada Hess Corp.+                        189          18,184
  Sunoco, Inc.                               140          14,493
  El Paso Corp.+                           1,330          14,071
  Ashland, Inc.                              145           9,783
                                                   -------------

TOTAL OIL & GAS                                          890,592
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Transocean, Inc.*+                         667          34,324
  Nabors Industries Ltd.*+                   314          18,570

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  National-Oilwell Varco, Inc.*+             350   $      16,345
  Noble Corp.                                280          15,739
  Rowan Cos., Inc.                           224           6,704
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                         91,682
                                                   -------------

TOTAL ENERGY                                             982,274
                                                   -------------
HEALTH CARE 7.9%
  PHARMACEUTICALS 3.8%
  Pfizer, Inc.                            15,600         409,812
  Mylan Laboratories, Inc.                   630          11,163
  Watson Pharmaceuticals, Inc.*+             231           7,099
  King Pharmaceuticals, Inc.*                504           4,188
                                                   -------------

TOTAL PHARMACEUTICALS                                    432,262
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 3.5%
  WellPoint, Inc.*                           612          76,714
  Cardinal Health, Inc.+                     895          49,941
  HCA, Inc.+                                 875          46,874
  Aetna, Inc.                                614          46,019
  Caremark Rx, Inc.*                         944          37,552
  Medco Health Solutions, Inc.*+             567          28,106
  CIGNA Corp.                                281          25,093
  McKesson Corp.                             613          23,141
  Laboratory Corporation of
      America Holdings*                      290          13,978
  AmerisourceBergen Corp.                    234          13,406
  Health Management Associates,
      Inc. -- Class A+                       507          13,273
  Tenet Healthcare Corp.*+                   971          11,196
  Humana, Inc.*+                             333          10,636
  Manor Care, Inc.+                          182           6,618
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   402,547
                                                   -------------
  BIOTECHNOLOGY 0.4%
  Biogen Idec, Inc.*                         689          23,777
  Chiron Corp.*                              391          13,709


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Applera Corp. - Applied                    409   $       8,074
      Biosystems Group
                                                   -------------

TOTAL BIOTECHNOLOGY                                       45,560
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Thermo Electron Corp.*                     333           8,422
  Bausch & Lomb, Inc.                        109           7,990
  PerkinElmer, Inc.                          264           5,446
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    21,858
                                                   -------------

TOTAL HEALTH CARE                                        902,227
                                                   -------------
INDUSTRIALS 7.8%
  AEROSPACE & DEFENSE 1.9%
  Honeywell International, Inc.            1,784          66,383
  General Dynamics Corp.+                    410          43,890
  Northrop Grumman Corp.                     763          41,187
  Raytheon Co.                               933          36,107
  L-3 Communications Holdings,
      Inc.                                   236          16,761
  Goodrich Corp.                             249           9,534
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                213,862
                                                   -------------
  INDUSTRIAL CONGLOMERATES 1.4%
  Tyco International Ltd.+                 4,170         140,946
  Textron, Inc.                              287          21,416
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                           162,362
                                                   -------------
  MACHINERY 1.3%
  Deere & Co.                                509          34,169
  Ingersoll-Rand Co. -- Class A              353          28,116
  Eaton Corp.                                319          20,863
  ITT Industries, Inc.                       186          16,785
  Dover Corp.                                419          15,834
  Parker Hannifin Corp.                      251          15,291
  Pall Corp.                                 256           6,943
  Cummins, Inc.                               90           6,331
                                                   -------------

TOTAL MACHINERY                                          144,332
                                                   -------------
  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe
      Corp.+                                 774          41,742

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Union Pacific Corp.                        542  $       37,777
  Norfolk Southern Corp.                     821          30,418
  CSX Corp.                                  441          18,368
                                                   -------------

TOTAL ROAD & RAIL                                        128,305
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Cendant Corp.                            2,181          44,798
  Waste Management, Inc.                   1,184          34,158
  RR Donnelley & Sons Co.                    453          14,324
  Allied Waste Industries, Inc.*             656           4,795
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                      98,075
                                                   -------------
  AIR FREIGHT & COURIERS 0.5%
  FedEx Corp.                                619          58,155
  Ryder System, Inc.                         131           5,463
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                              63,618
                                                   -------------
  BUILDING PRODUCTS 0.3%
  Masco Corp.+                               931          32,278
                                                   -------------

TOTAL BUILDING PRODUCTS                                   32,278
                                                   -------------
  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. --
      Class A                                186          13,303
  American Power Conversion
      Corp.+                                 395          10,313
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                                23,616
                                                   -------------
  AIRLINES 0.2%
  Southwest Airlines Co.                   1,618          23,040
                                                   -------------

TOTAL AIRLINES                                            23,040
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                        184          11,458
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                    11,458
                                                   -------------

TOTAL INDUSTRIALS                                        900,946
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INFORMATION TECHNOLOGY 7.5%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.3%
  Texas Instruments, Inc.                  3,580   $      91,254
  Applied Materials, Inc.*                 3,520          57,200
  KLA-Tencor Corp.*+                         400          18,404
  National Semiconductor Corp.               740          15,251
  Freescale Semiconductor, Inc.
      -- Class B*                            805          13,886
  Fisher Scientific
      International, Inc.*+                  241          13,718
  Micron Technology, Inc.*+                1,266          13,091
  Advanced Micro Devices, Inc.*              798          12,864
  Nvidia Corp.*                              344           8,174
  Novellus Systems, Inc.*+                   287           7,672
  Teradyne, Inc.*+                           402           5,869
  LSI Logic Corp.*                           792           4,427
  Applied Micro Circuits Corp.*              639           2,102
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                263,912
                                                   -------------
  COMPUTERS & PERIPHERALS 2.1%
  Hewlett-Packard Co.                      6,255         137,235
  EMC Corp./MA*                            4,958          61,082
  Sun Microsystems, Inc.*+                 6,961          28,122
  NCR Corp.*+                                382          12,889
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            239,328
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.0%
  Motorola, Inc.+                          5,046          75,539
  Comverse Technology, Inc.*                 411          10,365
  Scientific-Atlanta, Inc.                   318           8,974
  Tellabs, Inc.*                             955           6,972
  JDS Uniphase Corp.*+                     2,990           4,993
  Andrew Corp.*                              329           3,853
  ADC Telecommunications, Inc.*            1,675           3,333
  CIENA Corp.*                             1,182           2,033
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           116,062
                                                   -------------
  IT CONSULTING & SERVICES 0.9%
  Electronic Data Systems Corp.+           1,065          22,014
  SunGard Data Systems, Inc.*                601          20,734

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Computer Sciences Corp.*+                  390   $      17,881
  Fiserv, Inc.*+                             406          16,159
  Affiliated Computer Services,
      Inc. -- Class A*                       266          14,162
  Sabre Holdings Corp.                       285           6,236
  Unisys Corp.*                              693           4,893
  Convergys Corp.*                           295           4,404
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           106,483
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
  Agilent Technologies, Inc.*              1,010          22,422
  Jabil Circuit, Inc.*+                      418          11,921
  Molex, Inc.                                386          10,175
  Solectron Corp.*+                        2,010           6,975
  Sanmina-SCI Corp.*                       1,083           5,653
  Tektronix, Inc.                            181           4,440
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  61,586
                                                   -------------
  SOFTWARE 0.4%
  Veritas Software Corp.*                    869          20,178
  Siebel Systems, Inc.*                    1,051           9,596
  BMC Software, Inc.*                        462           6,930
  Compuware Corp.*                           798           5,745
  Novell, Inc.*                              780           4,649
                                                   -------------
TOTAL SOFTWARE                                            47,098
                                                   -------------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*                             1,977          29,952
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  29,952
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                             864,421
                                                   -------------
TELECOMMUNICATION SERVICES 5.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      5.6%
  Verizon Communications, Inc.             6,560         232,880
  SBC Communications, Inc.+                6,869         162,727
  BellSouth Corp.+                         3,789          99,613
  Sprint Corp.+                            3,050          69,387
  Alltel Corp.                               633          34,720
  AT&T Corp.                               1,646          30,863
  CenturyTel, Inc.                           279           9,162


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Citizens Communications Co.+               697   $       9,019
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 648,371
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                         648,371
                                                   -------------
UTILITIES 5.6%
  ELECTRIC UTILITIES 3.7%
  Exelon Corp.+                            1,368          62,778
  Southern Co.+                            1,534          48,827
  Entergy Corp.                              467          32,998
  FPL Group, Inc.                            772          30,996
  FirstEnergy Corp.+                         684          28,694
  American Electric Power Co.,
      Inc.+                                  818          27,861
  PG&E Corp.+                                758          25,848
  Edison International                       670          23,263
  Progress Energy, Inc.+                     514          21,562
  Consolidated Edison, Inc.+                 501          21,132
  PPL Corp.                                  387          20,894
  Ameren Corp.+                              404          19,800
  DTE Energy Co.+                            357          16,236
  Cinergy Corp.                              399          16,168
  Xcel Energy, Inc.+                         830          14,259
  Pinnacle West Capital Corp.                185           7,864
  TECO Energy, Inc.                          412           6,460
  Allegheny Energy, Inc.*+                   280           5,785
                                                   -------------

TOTAL ELECTRIC UTILITIES                                 431,425
                                                   -------------
  MULTI-UTILITIES 1.6%
  Duke Energy Corp.                        1,983          55,544
  Dominion Resources, Inc./VA+               682          50,761
  Public Service Enterprise
      Group, Inc.+                           491          26,706
  Sempra Energy+                             485          19,322
  Constellation Energy Group,
      Inc.                                   362          18,715
  CMS Energy Corp.*+                         448           5,842
  Calpine Corp.*+                          1,107           3,100
  Dynegy, Inc. -- Class A*                   791           3,093
                                                   --------------

TOTAL MULTI-UTILITIES                                    183,083
                                                   --------------
  GAS UTILITIES 0.3%
  KeySpan Corp.+                             330          12,860
  NiSource, Inc.+                            556          12,671

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Nicor, Inc.+                                91   $       3,375
  Peoples Energy Corp.                        75           3,144
                                                   -------------

TOTAL GAS UTILITIES                                       32,050
                                                   -------------

TOTAL UTILITIES                                          646,558
                                                   -------------
MATERIALS 3.6%
  METALS & MINING 1.3%
  Alcoa, Inc.                              1,801          54,732
  Newmont Mining Corp.+                      918          38,786
  Phelps Dodge Corp.+                        197          20,041
  Nucor Corp.+                               332          19,110
  United States Steel Corp.+                 235          11,950
                                                   -------------

TOTAL METALS & MINING                                    144,619
                                                   -------------
  CHEMICALS 1.2%
  Monsanto Co.                               546          35,217
  Air Products & Chemicals, Inc.             467          29,556
  PPG Industries, Inc.+                      351          25,104
  Rohm & Haas Co.+                           470          22,560
  Eastman Chemical Co.                       162           9,558
  Engelhard Corp.                            250           7,507
  Great Lakes Chemical Corp.                 124           3,983
                                                   -------------

TOTAL CHEMICALS                                          133,485
                                                   -------------
  PAPER & FOREST PRODUCTS 0.9%
  International Paper Co.+                 1,008          37,084
  Weyerhaeuser Co.                           493          33,770
  Georgia-Pacific Corp.                      538          19,094
  MeadWestvaco Corp.+                        419          13,333
  Louisiana-Pacific Corp.+                   231           5,807
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                            109,088
                                                   -------------
  CONTAINERS & PACKAGING 0.1%
  Temple-Inland, Inc.                        111           8,053
  Bemis Co.                                  224           6,971
                                                   -------------

TOTAL CONTAINERS & PACKAGING                              15,024
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                       211   $      11,991
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              11,991
                                                   -------------
TOTAL MATERIALS                                          414,207
                                                   -------------
CONSUMER STAPLES 2.8%
  FOOD & DRUG RETAILING 1.3%
  CVS Corp.                                  831          43,727
  Costco Wholesale Corp.                     970          42,855
  Kroger Co.*+                             1,534          24,590
  Safeway, Inc.*+                            923          17,103
  Albertson's, Inc.+                         761          15,715
  Supervalu, Inc.                            281           9,371
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              153,361
                                                   -------------
  FOOD PRODUCTS 0.9%
  General Mills, Inc.+                       751          36,911
  Archer-Daniels-Midland Co.               1,353          33,257
  ConAgra Foods, Inc.+                     1,060          28,641
                                                   -------------
TOTAL FOOD PRODUCTS                                       98,809
                                                   -------------
  BEVERAGES 0.3%
  Coca-Cola Enterprises, Inc.                976          20,028
  Molson Coors Brewing Co. --
      Class B                                154          11,884
                                                   -------------
TOTAL BEVERAGES                                           31,912
                                                   -------------
  TOBACCO 0.2%
  Reynolds American, Inc.                    310          24,983
                                                   -------------
TOTAL TOBACCO                                             24,983
                                                   -------------
  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co. -- Class B              184           8,806
                                                   -------------
TOTAL PERSONAL PRODUCTS                                    8,806
                                                   -------------
TOTAL CONSUMER STAPLES                                   317,871
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $10,370,917)                                  11,491,932
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05               $     74,120    $      74,120
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,120)                                          74,120
                                                   -------------
SECURITIES LENDING COLLATERAL  15.9%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        1,830,831       1,830,831
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,830,831)                                      1,830,831
                                                   -------------

TOTAL INVESTMENTS 116.4%
  (Cost $12,275,868)                               $  13,396,883
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.4)%                                 $  (1,892,176)
                                                   -------------
NET ASSETS - 100.0%                                $  11,504,707

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                       7

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.9%
FINANCIALS 37.0%
  BANKS 11.4%
  Bank of America Corp.                    8,363   $     368,808
  Wells Fargo & Co.                        3,505         209,599
  Wachovia Corp.                           3,318         168,919
  U.S. Bancorp                             3,871         111,562
  SunTrust Banks, Inc.+                      767          55,278
  Fifth Third Bancorp+                     1,144          49,169
  National City Corp.                      1,404          47,034
  BB&T Corp.+                              1,141          44,590
  Regions Financial Corp.+                   958          31,039
  PNC Financial Services Group,
      Inc.                                   583          30,013
  KeyCorp                                    838          27,193
  North Fork Bancorporation,
      Inc.                                   970          26,908
  M&T Bank Corp.                             237          24,188
  Comerica, Inc.                             356          19,609
  Marshall & Ilsley Corp.                    458          19,122
  AmSouth Bancorp                            734          19,047
  Synovus Financial Corp.                    636          17,719
  Zions Bancorporation                       188          12,976
  Huntington Bancshares, Inc.+               482          11,520
  Compass Bancshares, Inc.                   250          11,350
  First Horizon National Corp.               251          10,238
                                                   -------------

TOTAL BANKS                                            1,315,881
                                                   -------------
  INSURANCE 8.1%
  American International Group,
      Inc.                                 5,391         298,715
  Allstate Corp.                           1,417          76,603
  Prudential Financial, Inc.               1,058          60,729
  MetLife, Inc.                            1,546          60,449
  St. Paul Travelers Cos., Inc.            1,389          51,018
  Hartford Financial Services
      Group, Inc.+                           612          41,959
  AFLAC, Inc.                              1,052          39,198
  Progressive Corp.                          411          37,713
  Marsh & McLennan Cos., Inc.              1,090          33,158
  Chubb Corp.+                               398          31,549
  Loews Corp.                                379          27,872
  ACE Ltd.                                   590          24,349
  XL Capital Ltd.                            288          20,843
  Ambac Financial Group, Inc.                220          16,445
  Lincoln National Corp.+                    357          16,115
  Cincinnati Financial Corp.                 351          15,307
  MBIA, Inc.+                                290          15,161
  Aon Corp.                                  654          14,937

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Jefferson-Pilot Corp.+                     280   $      13,734
  SAFECO Corp.                               260          12,665
  Torchmark Corp.                            225          11,745
  UnumProvident Corp.+                       612          10,416
                                                   -------------

TOTAL INSURANCE                                          930,680
                                                   -------------
  DIVERSIFIED FINANCIALS 6.8%
  Citigroup, Inc.                         10,745         482,880
  J.P. Morgan Chase & Co.                  7,381         255,383
  Principal Financial Group,
      Inc.                                   638          24,557
  CIT Group, Inc.                            432          16,416
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                             779,236
                                                   -------------
  CAPITAL MARKETS 5.6%
  Morgan Stanley                           2,267         129,786
  Merrill Lynch & Co., Inc.                2,203         124,690
  Goldman Sachs Group, Inc.+               1,000         109,990
  Lehman Brothers Holdings,
      Inc.+                                  557          52,447
  Bank of New York Co., Inc.               1,611          46,800
  Franklin Resources, Inc.                   514          35,286
  State Street Corp.+                        691          30,211
  Charles Schwab Corp.+                    2,793          29,354
  Mellon Financial Corp.                     873          24,915
  Bear Stearns Cos., Inc.                    237          23,676
  Northern Trust Corp.                       454          19,722
  E*Trade Financial Corp.*                   768           9,216
  Janus Capital Group, Inc.+                 484           6,752
                                                   -------------

TOTAL CAPITAL MARKETS                                    642,845
                                                   -------------
  THRIFTS & MORTGAGE FINANCE 3.3%
  Fannie Mae+                              2,000         108,900
  Freddie Mac                              1,424          89,997
  Washington Mutual, Inc.                  1,807          71,376
  Countrywide Financial Corp.+             1,198          38,887
  Golden West Financial Corp.+               632          38,236
  Sovereign Bancorp, Inc.                    775          17,174
  MGIC Investment Corp.                      203          12,519
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                         377,089
                                                   -------------
  CONSUMER FINANCE 1.0%
  MBNA Corp.                               2,642          64,861


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Capital One Financial Corp.+               504   $      37,684
  Providian Financial Corp.*+                608          10,433
                                                   -------------
TOTAL CONSUMER FINANCE                                   112,978
                                                   -------------
  REAL ESTATE 0.8%
  Equity Office Properties Trust             832          25,068
  Equity Residential                         582          18,746
  ProLogis                                   384          14,247
  Archstone-Smith Trust                      406          13,849
  Plum Creek Timber (REIT) Co.,
      Inc.                                   382          13,637
  Apartment Investment &
      Management Co. -- Class A              197           7,328
                                                   -------------

TOTAL REAL ESTATE                                         92,875
                                                   -------------

TOTAL FINANCIALS                                       4,251,584
                                                   -------------
CONSUMER DISCRETIONARY 13.6%
  MEDIA 7.1%
  Time Warner, Inc.*+                      9,482         166,409
  Comcast Corp. -- Class A*                4,602         155,456
  Viacom, Inc. -- Class B                  3,527         122,845
  Walt Disney Co.+                         4,233         121,614
  News Corp. -- Class A+                   6,820         115,394
  Gannett Co., Inc.+                         532          42,071
  Clear Channel Communications,
      Inc.+                                1,185          40,847
  Tribune Co.                                662          26,394
  Univision Communications,
      Inc. -- Class A*+                      670          18,552
  Interpublic Group of Cos.,
      Inc.*+                                 878          10,782
                                                   -------------

TOTAL MEDIA                                              820,364
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.9%
  McDonald's Corp.                         2,602          81,026
  Carnival Corp.                           1,312          67,975
  Starwood Hotels & Resorts
      Worldwide, Inc.+                       424          25,453
  Hilton Hotels Corp.                        800          17,880
  Darden Restaurants, Inc.+                  325           9,971
  Wendy's International, Inc.+               236           9,213
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       211,518
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MULTILINE RETAIL 1.6%
  Sears Holdings Corp.*+                     340   $      45,278
  Kohl's Corp.*+                             708          36,554
  JC Penney Holding Co., Inc.                593          30,789
  May Department Stores Co.                  609          22,545
  Federated Department Stores,
      Inc.+                                  353          22,465
  Nordstrom, Inc.                            290          16,060
  Dillard's, Inc. -- Class A                 167           4,492
  Big Lots, Inc.*                            232           2,789
                                                   -------------

TOTAL MULTILINE RETAIL                                   180,972
                                                   -------------
  SPECIALTY RETAIL 0.7%
  Limited Brands, Inc.+                      837          20,339
  Office Depot, Inc.*                        648          14,373
  Toys "R" Us, Inc.*                         440          11,335
  Tiffany & Co.+                             304          10,494
  AutoNation, Inc.*                          544          10,303
  OfficeMax, Inc.                            196           6,566
  Circuit City Stores, Inc.                  406           6,516
                                                   -------------

TOTAL SPECIALTY RETAIL                                    79,926
                                                   -------------
  AUTOMOBILES 0.7%
  Ford Motor Co.+                          3,788          42,918
  General Motors Corp.+                    1,174          34,504
                                                   -------------

TOTAL AUTOMOBILES                                         77,422
                                                   -------------
  HOUSEHOLD DURABLES 0.6%
  Pulte Homes, Inc.                          259          19,070
  Centex Corp.                               259          14,833
  Leggett & Platt, Inc.                      394          11,379
  KB Home+                                    93          10,924
  Whirlpool Corp.                            141           9,550
  Snap-On, Inc.                              114           3,624
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                  69,380
                                                   -------------
  TEXTILES & APPAREL 0.3%
  VF Corp.                                   232          13,720
  Liz Claiborne, Inc.                        229           9,190
  Jones Apparel Group, Inc.+                 257           8,607
  Reebok International Ltd.                  116           5,139
                                                   -------------

TOTAL TEXTILES & APPAREL                                  36,656
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Eastman Kodak Co.+                         597   $      19,432
  Brunswick Corp.                            198           9,276
  Hasbro, Inc.+                              368           7,526
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                        36,234
                                                   -------------
  AUTO COMPONENTS 0.3%
  Johnson Controls, Inc.                     392          21,858
  Delphi Corp.+                            1,160           5,197
  Dana Corp.+                                308           3,939
  Cooper Tire & Rubber Co.                   159           2,919
  Visteon Corp.                              266           1,519
                                                   -------------

TOTAL AUTO COMPONENTS                                     35,432
                                                   -------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                          358          15,569
                                                   -------------

TOTAL DISTRIBUTORS                                        15,569
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           1,563,473
                                                   -------------
ENERGY 8.5%
  OIL & GAS 7.7%
  ChevronTexaco Corp.                      4,387         255,806
  ConocoPhillips                           1,426         153,780
  Occidental Petroleum Corp.+                822          58,502
  Devon Energy Corp.                       1,009          48,180
  Apache Corp.                               673          41,208
  Burlington Resources, Inc.                 815          40,807
  Anadarko Petroleum Corp.                   515          39,191
  Valero Energy Corp.                        530          38,833
  Marathon Oil Corp.+                        718          33,689
  Unocal Corp.                               544          33,559
  Kerr-McGee Corp.                           329          25,771
  EOG Resources, Inc.+                       486          23,688
  Williams Cos., Inc.+                     1,156          21,744
  Kinder Morgan, Inc.+                       255          19,303
  Amerada Hess Corp.+                        189          18,184
  Sunoco, Inc.                               140          14,493
  El Paso Corp.+                           1,330          14,071
  Ashland, Inc.                              145           9,783
                                                   -------------

TOTAL OIL & GAS                                          890,592
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Transocean, Inc.*+                         667          34,324
  Nabors Industries Ltd.*+                   314          18,570

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  National-Oilwell Varco, Inc.*+             350   $      16,345
  Noble Corp.                                280          15,739
  Rowan Cos., Inc.                           224           6,704
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                         91,682
                                                   -------------

TOTAL ENERGY                                             982,274
                                                   -------------
HEALTH CARE 7.9%
  PHARMACEUTICALS 3.8%
  Pfizer, Inc.                            15,600         409,812
  Mylan Laboratories, Inc.                   630          11,163
  Watson Pharmaceuticals, Inc.*+             231           7,099
  King Pharmaceuticals, Inc.*                504           4,188
                                                   -------------

TOTAL PHARMACEUTICALS                                    432,262
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 3.5%
  WellPoint, Inc.*                           612          76,714
  Cardinal Health, Inc.+                     895          49,941
  HCA, Inc.+                                 875          46,874
  Aetna, Inc.                                614          46,019
  Caremark Rx, Inc.*                         944          37,552
  Medco Health Solutions, Inc.*+             567          28,106
  CIGNA Corp.                                281          25,093
  McKesson Corp.                             613          23,141
  Laboratory Corporation of
      America Holdings*                      290          13,978
  AmerisourceBergen Corp.                    234          13,406
  Health Management Associates,
      Inc. -- Class A+                       507          13,273
  Tenet Healthcare Corp.*+                   971          11,196
  Humana, Inc.*+                             333          10,636
  Manor Care, Inc.+                          182           6,618
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   402,547
                                                   -------------
  BIOTECHNOLOGY 0.4%
  Biogen Idec, Inc.*                         689          23,777
  Chiron Corp.*                              391          13,709


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Applera Corp. - Applied                    409   $       8,074
      Biosystems Group
                                                   -------------

TOTAL BIOTECHNOLOGY                                       45,560
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Thermo Electron Corp.*                     333           8,422
  Bausch & Lomb, Inc.                        109           7,990
  PerkinElmer, Inc.                          264           5,446
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                    21,858
                                                   -------------

TOTAL HEALTH CARE                                        902,227
                                                   -------------
INDUSTRIALS 7.8%
  AEROSPACE & DEFENSE 1.9%
  Honeywell International, Inc.            1,784          66,383
  General Dynamics Corp.+                    410          43,890
  Northrop Grumman Corp.                     763          41,187
  Raytheon Co.                               933          36,107
  L-3 Communications Holdings,
      Inc.                                   236          16,761
  Goodrich Corp.                             249           9,534
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                213,862
                                                   -------------
  INDUSTRIAL CONGLOMERATES 1.4%
  Tyco International Ltd.+                 4,170         140,946
  Textron, Inc.                              287          21,416
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                           162,362
                                                   -------------
  MACHINERY 1.3%
  Deere & Co.                                509          34,169
  Ingersoll-Rand Co. -- Class A              353          28,116
  Eaton Corp.                                319          20,863
  ITT Industries, Inc.                       186          16,785
  Dover Corp.                                419          15,834
  Parker Hannifin Corp.                      251          15,291
  Pall Corp.                                 256           6,943
  Cummins, Inc.                               90           6,331
                                                   -------------

TOTAL MACHINERY                                          144,332
                                                   -------------
  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe
      Corp.+                                 774          41,742

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Union Pacific Corp.                        542  $       37,777
  Norfolk Southern Corp.                     821          30,418
  CSX Corp.                                  441          18,368
                                                   -------------

TOTAL ROAD & RAIL                                        128,305
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Cendant Corp.                            2,181          44,798
  Waste Management, Inc.                   1,184          34,158
  RR Donnelley & Sons Co.                    453          14,324
  Allied Waste Industries, Inc.*             656           4,795
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                      98,075
                                                   -------------
  AIR FREIGHT & COURIERS 0.5%
  FedEx Corp.                                619          58,155
  Ryder System, Inc.                         131           5,463
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                              63,618
                                                   -------------
  BUILDING PRODUCTS 0.3%
  Masco Corp.+                               931          32,278
                                                   -------------

TOTAL BUILDING PRODUCTS                                   32,278
                                                   -------------
  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. --
      Class A                                186          13,303
  American Power Conversion
      Corp.+                                 395          10,313
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                                23,616
                                                   -------------
  AIRLINES 0.2%
  Southwest Airlines Co.                   1,618          23,040
                                                   -------------

TOTAL AIRLINES                                            23,040
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                        184          11,458
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                    11,458
                                                   -------------

TOTAL INDUSTRIALS                                        900,946
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
INFORMATION TECHNOLOGY 7.5%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.3%
  Texas Instruments, Inc.                  3,580   $      91,254
  Applied Materials, Inc.*                 3,520          57,200
  KLA-Tencor Corp.*+                         400          18,404
  National Semiconductor Corp.               740          15,251
  Freescale Semiconductor, Inc.
      -- Class B*                            805          13,886
  Fisher Scientific
      International, Inc.*+                  241          13,718
  Micron Technology, Inc.*+                1,266          13,091
  Advanced Micro Devices, Inc.*              798          12,864
  Nvidia Corp.*                              344           8,174
  Novellus Systems, Inc.*+                   287           7,672
  Teradyne, Inc.*+                           402           5,869
  LSI Logic Corp.*                           792           4,427
  Applied Micro Circuits Corp.*              639           2,102
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                263,912
                                                   -------------
  COMPUTERS & PERIPHERALS 2.1%
  Hewlett-Packard Co.                      6,255         137,235
  EMC Corp./MA*                            4,958          61,082
  Sun Microsystems, Inc.*+                 6,961          28,122
  NCR Corp.*+                                382          12,889
                                                   -------------
TOTAL COMPUTERS & PERIPHERALS                            239,328
                                                   -------------
  COMMUNICATIONS EQUIPMENT 1.0%
  Motorola, Inc.+                          5,046          75,539
  Comverse Technology, Inc.*                 411          10,365
  Scientific-Atlanta, Inc.                   318           8,974
  Tellabs, Inc.*                             955           6,972
  JDS Uniphase Corp.*+                     2,990           4,993
  Andrew Corp.*                              329           3,853
  ADC Telecommunications, Inc.*            1,675           3,333
  CIENA Corp.*                             1,182           2,033
                                                   -------------
TOTAL COMMUNICATIONS EQUIPMENT                           116,062
                                                   -------------
  IT CONSULTING & SERVICES 0.9%
  Electronic Data Systems Corp.+           1,065          22,014
  SunGard Data Systems, Inc.*                601          20,734

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Computer Sciences Corp.*+                  390   $      17,881
  Fiserv, Inc.*+                             406          16,159
  Affiliated Computer Services,
      Inc. -- Class A*                       266          14,162
  Sabre Holdings Corp.                       285           6,236
  Unisys Corp.*                              693           4,893
  Convergys Corp.*                           295           4,404
                                                   -------------
TOTAL IT CONSULTING & SERVICES                           106,483
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
  Agilent Technologies, Inc.*              1,010          22,422
  Jabil Circuit, Inc.*+                      418          11,921
  Molex, Inc.                                386          10,175
  Solectron Corp.*+                        2,010           6,975
  Sanmina-SCI Corp.*                       1,083           5,653
  Tektronix, Inc.                            181           4,440
                                                   -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  61,586
                                                   -------------
  SOFTWARE 0.4%
  Veritas Software Corp.*                    869          20,178
  Siebel Systems, Inc.*                    1,051           9,596
  BMC Software, Inc.*                        462           6,930
  Compuware Corp.*                           798           5,745
  Novell, Inc.*                              780           4,649
                                                   -------------
TOTAL SOFTWARE                                            47,098
                                                   -------------
  OFFICE ELECTRONICS 0.3%
  Xerox Corp.*                             1,977          29,952
                                                   -------------
TOTAL OFFICE ELECTRONICS                                  29,952
                                                   -------------
TOTAL INFORMATION TECHNOLOGY                             864,421
                                                   -------------
TELECOMMUNICATION SERVICES 5.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      5.6%
  Verizon Communications, Inc.             6,560         232,880
  SBC Communications, Inc.+                6,869         162,727
  BellSouth Corp.+                         3,789          99,613
  Sprint Corp.+                            3,050          69,387
  Alltel Corp.                               633          34,720
  AT&T Corp.                               1,646          30,863
  CenturyTel, Inc.                           279           9,162


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Citizens Communications Co.+               697   $       9,019
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 648,371
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                         648,371
                                                   -------------
UTILITIES 5.6%
  ELECTRIC UTILITIES 3.7%
  Exelon Corp.+                            1,368          62,778
  Southern Co.+                            1,534          48,827
  Entergy Corp.                              467          32,998
  FPL Group, Inc.                            772          30,996
  FirstEnergy Corp.+                         684          28,694
  American Electric Power Co.,
      Inc.+                                  818          27,861
  PG&E Corp.+                                758          25,848
  Edison International                       670          23,263
  Progress Energy, Inc.+                     514          21,562
  Consolidated Edison, Inc.+                 501          21,132
  PPL Corp.                                  387          20,894
  Ameren Corp.+                              404          19,800
  DTE Energy Co.+                            357          16,236
  Cinergy Corp.                              399          16,168
  Xcel Energy, Inc.+                         830          14,259
  Pinnacle West Capital Corp.                185           7,864
  TECO Energy, Inc.                          412           6,460
  Allegheny Energy, Inc.*+                   280           5,785
                                                   -------------

TOTAL ELECTRIC UTILITIES                                 431,425
                                                   -------------
  MULTI-UTILITIES 1.6%
  Duke Energy Corp.                        1,983          55,544
  Dominion Resources, Inc./VA+               682          50,761
  Public Service Enterprise
      Group, Inc.+                           491          26,706
  Sempra Energy+                             485          19,322
  Constellation Energy Group,
      Inc.                                   362          18,715
  CMS Energy Corp.*+                         448           5,842
  Calpine Corp.*+                          1,107           3,100
  Dynegy, Inc. -- Class A*                   791           3,093
                                                   --------------

TOTAL MULTI-UTILITIES                                    183,083
                                                   --------------
  GAS UTILITIES 0.3%
  KeySpan Corp.+                             330          12,860
  NiSource, Inc.+                            556          12,671

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Nicor, Inc.+                                91   $       3,375
  Peoples Energy Corp.                        75           3,144
                                                   -------------

TOTAL GAS UTILITIES                                       32,050
                                                   -------------

TOTAL UTILITIES                                          646,558
                                                   -------------
MATERIALS 3.6%
  METALS & MINING 1.3%
  Alcoa, Inc.                              1,801          54,732
  Newmont Mining Corp.+                      918          38,786
  Phelps Dodge Corp.+                        197          20,041
  Nucor Corp.+                               332          19,110
  United States Steel Corp.+                 235          11,950
                                                   -------------

TOTAL METALS & MINING                                    144,619
                                                   -------------
  CHEMICALS 1.2%
  Monsanto Co.                               546          35,217
  Air Products & Chemicals, Inc.             467          29,556
  PPG Industries, Inc.+                      351          25,104
  Rohm & Haas Co.+                           470          22,560
  Eastman Chemical Co.                       162           9,558
  Engelhard Corp.                            250           7,507
  Great Lakes Chemical Corp.                 124           3,983
                                                   -------------

TOTAL CHEMICALS                                          133,485
                                                   -------------
  PAPER & FOREST PRODUCTS 0.9%
  International Paper Co.+                 1,008          37,084
  Weyerhaeuser Co.                           493          33,770
  Georgia-Pacific Corp.                      538          19,094
  MeadWestvaco Corp.+                        419          13,333
  Louisiana-Pacific Corp.+                   231           5,807
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                            109,088
                                                   -------------
  CONTAINERS & PACKAGING 0.1%
  Temple-Inland, Inc.                        111           8,053
  Bemis Co.                                  224           6,971
                                                   -------------

TOTAL CONTAINERS & PACKAGING                              15,024
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                       211   $      11,991
                                                   -------------
TOTAL CONSTRUCTION MATERIALS                              11,991
                                                   -------------
TOTAL MATERIALS                                          414,207
                                                   -------------
CONSUMER STAPLES 2.8%
  FOOD & DRUG RETAILING 1.3%
  CVS Corp.                                  831          43,727
  Costco Wholesale Corp.                     970          42,855
  Kroger Co.*+                             1,534          24,590
  Safeway, Inc.*+                            923          17,103
  Albertson's, Inc.+                         761          15,715
  Supervalu, Inc.                            281           9,371
                                                   -------------
TOTAL FOOD & DRUG RETAILING                              153,361
                                                   -------------
  FOOD PRODUCTS 0.9%
  General Mills, Inc.+                       751          36,911
  Archer-Daniels-Midland Co.               1,353          33,257
  ConAgra Foods, Inc.+                     1,060          28,641
                                                   -------------
TOTAL FOOD PRODUCTS                                       98,809
                                                   -------------
  BEVERAGES 0.3%
  Coca-Cola Enterprises, Inc.                976          20,028
  Molson Coors Brewing Co. --
      Class B                                154          11,884
                                                   -------------
TOTAL BEVERAGES                                           31,912
                                                   -------------
  TOBACCO 0.2%
  Reynolds American, Inc.                    310          24,983
                                                   -------------
TOTAL TOBACCO                                             24,983
                                                   -------------
  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co. -- Class B              184           8,806
                                                   -------------
TOTAL PERSONAL PRODUCTS                                    8,806
                                                   -------------
TOTAL CONSUMER STAPLES                                   317,871
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $10,370,917)                                  11,491,932
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05               $     74,120    $      74,120
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $74,120)                                          74,120
                                                   -------------
SECURITIES LENDING COLLATERAL  15.9%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        1,830,831       1,830,831
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,830,831)                                      1,830,831
                                                   -------------

TOTAL INVESTMENTS 116.4%
  (Cost $12,275,868)                               $  13,396,883
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.4)%                                 $  (1,892,176)
                                                   -------------
NET ASSETS - 100.0%                                $  11,504,707

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.4%
CONSUMER DISCRETIONARY 21.1%
  SPECIALTY RETAIL 5.5%
  Tractor Supply Co.*                      1,684   $      73,507
  Guitar Center, Inc.*+                    1,113          61,026
  Children's Place Retail
      Stores, Inc.*+                       1,184          56,536
  Finish Line, Inc. -- Class A             2,130          49,310
  Electronics Boutique Holdings
      Corp.*                               1,075          46,193
  HOT Topic, Inc.*                         2,052          44,836
  Aaron Rents, Inc.                        2,195          43,900
  Stein Mart, Inc.*                        1,872          42,120
  Too, Inc.*                               1,520          37,498
  Select Comfort Corp.*                    1,625          33,215
  Hibbett Sporting Goods, Inc.*            1,032          31,001
  Cato Corp. -- Class A                      910          29,348
  Genesco, Inc.*                             974          27,681
  Christopher & Banks Corp.                1,572          27,667
  Cost Plus, Inc.*                           965          25,939
  Omnova Solutions, Inc.*                  1,779           9,553
                                                   -------------

TOTAL SPECIALTY RETAIL                                   639,330
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 4.7%
  Sonic Corp.*                             2,649          88,477
  Panera Bread Co. -- Class A*+            1,331          75,241
  P.F. Chang's China Bistro,
      Inc.*                                1,141          68,232
  Argosy Gaming Co.*                       1,299          59,650
  CEC Entertainment, Inc.*+                1,605          58,743
  Rare Hospitality
      International, Inc.*                 1,496          46,197
  IHOP Corp.                                 880          41,958
  Triarc Cos. -- Class B                   2,847          39,374
  WMS Industries, Inc.*+                   1,350          38,016
  Papa John's International,
      Inc.*                                  736          25,554
  Bally Total Fitness Holding
      Corp.*                               1,500           5,220
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                       546,662
                                                   -------------
  HOUSEHOLD DURABLES 3.4%
  NVR, Inc.*                                 298         233,930
  Meritage Homes Corp.*                    1,130          66,579
  Ethan Allen Interiors, Inc.              1,586          50,752
  Champion Enterprises, Inc.*              3,154          29,648

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Interface, Inc. -- Class A*              2,290   $      15,618
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                 396,527
                                                   -------------
  TEXTILES & APPAREL 2.9%
  Fossil, Inc.*+                           3,135          81,275
  Quiksilver, Inc.*                        2,509          72,836
  Wolverine World Wide, Inc.               2,527          54,153
  K-Swiss, Inc. -- Class A                 1,514          50,007
  Phillips-Van Heusen Corp.                1,370          36,497
  Oxford Industries, Inc.                    735          26,894
  OshKosh B'Gosh, Inc. -- Class A            522          15,921
                                                   -------------

TOTAL TEXTILES & APPAREL                                 337,583
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 2.3%
  Polaris Industries, Inc.                 1,891         132,805
  SCP Pool Corp.                           2,300          73,278
  Nautilus, Inc.                           1,450          34,452
  Arctic Cat, Inc.                           895          24,218
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                       264,753
                                                   -------------
  MEDIA 1.2%
  Arbitron, Inc.                           1,369          58,730
  Advo, Inc.                               1,348          50,483
  Lawson Products, Inc.                      420          19,656
  Thomas Nelson, Inc.                        647          15,301
                                                   -------------

TOTAL MEDIA                                              144,170
                                                   -------------
  AUTOMOBILES 0.6%
  Winnebago Industries, Inc.+              1,482          46,831
  Fleetwood Enterprises, Inc.*+            2,445          21,272
                                                   -------------

TOTAL AUTOMOBILES                                         68,103
                                                   -------------
  MULTILINE RETAIL 0.4%
  Shuffle Master, Inc.*+                   1,532          44,367
                                                   -------------

TOTAL MULTILINE RETAIL                                    44,367
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AUTO COMPONENTS 0.1%
  Midas, Inc.*                               696   $      15,890
                                                   -------------

TOTAL AUTO COMPONENTS                                     15,890
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           2,457,385
                                                   -------------
HEALTH CARE 17.2%
  HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
  Cooper Cos., Inc.                        1,915         139,603
  Respironics, Inc.*                       1,553          90,493
  ResMed, Inc.*+                           1,495          84,318
  Idexx Laboratories, Inc.*                1,479          80,103
  Diagnostic Products Corp.                1,282          61,921
  Sybron Dental Specialties,
      Inc.*                                1,715          61,568
  Immucor, Inc.*                           1,976          59,655
  Advanced Medical Optics, Inc.*           1,617          58,552
  Mentor Corp.+                            1,785          57,299
  American Medical Systems
      Holdings, Inc.*                      2,974          51,093
  Haemonetics Corp./MA*                    1,124          47,388
  Cyberonics, Inc.*                        1,050          46,379
  Integra LifeSciences Holdings
      Corp.*                               1,276          44,941
  PolyMedica Corp.                         1,210          38,430
  Biosite, Inc.*+                            710          36,941
  ArthroCare Corp.*                        1,040          29,640
  Hologic, Inc.*                             901          28,719
  Intermagnetics General Corp.*            1,123          27,334
  SurModics, Inc.*+                          768          24,507
  Merit Medical Systems Inc.*              1,164          13,956
  Kensey Nash Corp.*+                        502          13,594
  BioLase Technology, Inc.+                1,078           9,163
  Possis Medical, Inc.*                      800           6,696
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 1,112,293
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 5.6%
  Pharmaceutical Product
      Development, Inc.*                   2,494         120,834
  Cerner Corp.*+                           1,605          84,279
  AMERIGROUP Corp.*                        2,210          80,798
  Sierra Health Services, Inc.*            1,162          74,182
  Centene Corp.*                           1,810          54,282
  American Healthways, Inc.*               1,457          48,110

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AmSurg Corp.*                            1,294   $      32,738
  LCA-Vision, Inc.                           890          29,637
  SFBC International, Inc.*+                 790          27,840
  LabOne, Inc.*+                             761          26,239
  Dendrite International, Inc.*            1,842          25,862
  Amedisys, Inc.*                            672          20,328
  Odyssey HealthCare, Inc.*                1,615          18,992
  CryoLife, Inc.*+                         1,030           6,376
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                   650,497
                                                   -------------
  PHARMACEUTICALS 1.8%
  MGI Pharma, Inc.*+                       3,123          78,918
  Medicis Pharmaceutical Corp.
      -- Class A                           2,409          72,222
  Connetics Corp.*                         1,570          39,705
  Noven Pharmaceuticals, Inc.*             1,032          17,503
                                                   -------------

TOTAL PHARMACEUTICALS                                    208,348
                                                   -------------
  BIOTECHNOLOGY 0.3%
  Enzo Biochem, Inc.*                      1,428          20,592
  Regeneron Pharmaceuticals,
      Inc.*                                2,460          12,570
                                                   -------------

TOTAL BIOTECHNOLOGY                                       33,162
                                                   -------------

TOTAL HEALTH CARE                                      2,004,300
                                                   -------------
INFORMATION TECHNOLOGY 16.4%
  SOFTWARE 5.6%
  Take-Two Interactive
      Software, Inc.*                      1,990          77,809
  Hyperion Solutions Corp.*+               1,716          75,693
  Kronos, Inc./MA*                         1,368          69,918
  Factset Research Systems,
      Inc.+                                2,060          68,001
  Micros Systems, Inc.*                    1,632          59,911
  Ansys, Inc.*                             1,375          47,039
  Serena Software, Inc.*+                  1,922          45,667
  Progress Software Corp.*                 1,592          41,742
  Filenet Corp.*                           1,740          39,637
  Internet Security Systems,
      Inc.*                                2,020          36,966
  Altiris, Inc.*+                          1,190          28,381
  Manhattan Associates, Inc.*              1,330          27,092
  Sonic Solutions, Inc.*                   1,032          15,532
  Catapult Communications Corp.*             644          13,749


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Napster, Inc.*+                          1,850   $      12,043
                                                   -------------

TOTAL SOFTWARE                                           659,180
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
  Flir Systems, Inc.*+                     3,018          91,445
  Trimble Navigation Ltd.*                 2,290          77,425
  Cognex Corp.                             2,029          50,482
  Dionex Corp.*                              919          50,085
  Global Imaging Systems, Inc.*            1,026          36,382
  Rogers Corp.*                              735          29,400
  Scansource, Inc.*                          559          28,973
  Littelfuse, Inc.*                          982          28,134
  MTS Systems Corp.                          900          26,127
  Daktronics, Inc.*                          833          18,034
  BEI Technologies, Inc.                     650          15,581
  X-Rite, Inc.                               915          13,762
  Keithley Instruments, Inc.                 715          11,533
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 477,363
                                                   -------------
  IT CONSULTING & SERVICES 2.5%
  Global Payments, Inc.+                   1,693         109,181
  CACI International, Inc. --
      Class A*                             1,290          71,247
  eFunds Corp.*                            2,150          47,988
  Mantech International Corp. --
      Class A*                             1,430          32,990
  Talx Corp.                                 910          16,526
  Startek, Inc.                              635          10,668
  Carreker Corp.*                          1,092           6,126
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           294,726
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      1.3%
  Microsemi Corp.*                         2,629          42,826
  ATMI, Inc.*                              1,382          34,605
  Power Integrations, Inc.*                1,364          28,494
  Helix Technology Corp.                   1,150          17,791
  Kulicke & Soffa Industries,
      Inc.*                                2,248          14,140
  Supertex, Inc.*                            570          10,437
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                148,293
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  INTERNET SOFTWARE & SERVICES 1.2%
  Websense, Inc.*                          1,030   $      55,414
  WebEx Communications, Inc.*              1,970          42,533
  j2 Global Communications,
      Inc.*                                1,039          35,648
  Zix Corp.*+                              1,422           5,318
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                       138,913
                                                   -------------
  COMPUTERS & PERIPHERALS 0.9%
  Avid Technology, Inc.*                   1,500          81,180
  Synaptics, Inc.*                         1,127          26,146
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            107,326
                                                   -------------
  COMMUNICATIONS EQUIPMENT 0.8%
  Harmonic, Inc.*                          3,181          30,410
  Inter-Tel, Inc.                          1,143          28,004
  ViaSat, Inc.*                            1,181          22,073
  Digi International, Inc.*                  950          13,034
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                            93,521
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           1,919,322
                                                   -------------
INDUSTRIALS 16.0%
  MACHINERY 5.1%
  Oshkosh Truck Corp.                      1,580         129,544
  IDEX Corp.                               2,237          90,263
  Toro Co.                                 1,002          88,677
  Clarcor, Inc.                            1,127          58,559
  Manitowoc Co., Inc.                      1,301          52,547
  JLG Industries, Inc.+                    2,180          46,979
  Kaydon Corp.+                            1,246          39,125
  CUNO, Inc.*                                748          38,440
  Wabash National Corp.+                   1,334          32,550
  Lindsay Manufacturing Co.                  517           9,864
  Milacron, Inc.*                          2,142           6,533
                                                   -------------

TOTAL MACHINERY                                          593,081
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 2.6%
  Brady Corp. -- Class A                   2,128          68,841
  John H. Harland Co.                      1,228          42,194
  Watson Wyatt & Co., Holdings             1,427          38,814
  Labor Ready, Inc.*                       1,847          34,447


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Heidrick & Struggles                       846   $      31,107
  International, Inc.*
  Pre-Paid Legal Services, Inc.+             685          23,180
  Coinstar, Inc.*                          1,080          22,896
  Administaff, Inc.                        1,123          16,396
  Vertrue, Inc.*                             415          14,708
  CPI Corp.                                  346           5,225
                                                   -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     297,808
                                                   -------------
  AEROSPACE & DEFENSE 2.5%
  Engineered Support Systems,
      Inc.                                 1,178          63,046
  Armor Holdings, Inc.*                    1,466          54,374
  Gencorp, Inc.                            2,330          46,600
  Teledyne Technologies, Inc.*             1,441          45,103
  EDO Corp.                                  880          26,444
  Mercury Computer Systems,
      Inc.*                                  926          25,539
  Ceradyne, Inc.*                          1,075          24,048
  Applied Signal Technology,
      Inc.                                   494          11,313
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                296,467
                                                   -------------
  ELECTRICAL EQUIPMENT 1.9%
  Roper Industries, Inc.                   1,861         121,895
  Acuity Brands, Inc.+                     1,869          50,463
  Baldor Electric Co.                      1,450          37,425
  Artesyn Technologies, Inc.*              1,730          15,068
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               224,851
                                                   -------------
  ROAD & RAIL 1.8%
  Landstar System, Inc.*                   2,676          87,639
  Heartland Express, Inc.                  3,310          63,386
  Knight Transportation, Inc.              2,492          61,478
                                                   -------------

TOTAL ROAD & RAIL                                        212,503
                                                   -------------
  BUILDING PRODUCTS 0.9%
  Simpson Manufacturing Co.,
      Inc.                                 2,098          64,828
  ElkCorp                                    877          33,729
                                                   -------------

TOTAL BUILDING PRODUCTS                                   98,557
                                                   -------------
  AIR FREIGHT & COURIERS 0.8%
  EGL, Inc.*                               2,267          51,688

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Forward Air Corp.                          949   $      40,408
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                              92,096
                                                   -------------
  MARINE 0.4%
  Kirby Corp.*                             1,090          45,813
                                                   -------------

TOTAL MARINE                                              45,813
                                                   -------------

TOTAL INDUSTRIALS                                      1,861,176
                                                   -------------
FINANCIALS 9.4%
  BANKS 5.7%
  East-West Bancorp, Inc.                  2,305          85,101
  UCBH Holdings, Inc.                      2,007          80,079
  First Bancorp Puerto Rico+               1,778          75,120
  Hudson United Bancorp                    1,981          69,830
  First Midwest Bancorp, Inc./IL           2,049          66,552
  United Bankshares, Inc.                  1,900          62,966
  Southwest Bancorp of Texas,
      Inc.                                 3,087          56,646
  Wintrust Financial Corp.                   951          44,783
  Republic Bancorp, Inc./MI                3,109          42,096
  TrustCo Bank Corp./NY                    3,278          37,664
  PrivateBancorp, Inc.                       897          28,175
  Nara Bancorp, Inc.                       1,028          14,443
                                                   -------------

TOTAL BANKS                                              663,455
                                                   -------------
  REAL ESTATE 2.0%
  New Century Financial Corp.              2,407         112,696
  Essex Property Trust, Inc.               1,014          69,905
  Kilroy Realty Corp.                      1,260          51,547
                                                   -------------

TOTAL REAL ESTATE                                        234,148
                                                   -------------
  INSURANCE 1.1%
  Philadelphia Consolidated
      Holding Co.*+                          980          75,979
  Hilb Rogal & Hobbs Co.                   1,590          56,922
                                                   -------------

TOTAL INSURANCE                                          132,901
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  BankAtlantic Bancorp, Inc. --
      Class A                              2,640   $      45,936
                                                   -------------

TOTAL THRIFTS & MORTGAGE FINANCE                          45,936
                                                   -------------
  CONSUMER FINANCE 0.2%
  World Acceptance Corp.*                    830          21,182
                                                   -------------

TOTAL CONSUMER FINANCE                                    21,182
                                                   -------------

TOTAL FINANCIALS                                       1,097,622
                                                   -------------
ENERGY 9.1%
  OIL & GAS 5.7%
  Patina Oil & Gas Corp.                   3,112         124,480
  Vintage Petroleum, Inc.+                 2,897          91,140
  Southwestern Energy Co.*+                1,596          90,589
  Cabot Oil & Gas Corp.                    1,462          80,629
  Cimarex Energy Co.*+                     1,830          71,370
  St. Mary Land & Exploration
      Co.                                  1,265          63,313
  Frontier Oil Corp.                       1,184          42,932
  Remington Oil & Gas Corp.*               1,220          38,455
  Penn Virginia Corp.                        810          37,179
  Petroleum Development Corp.*               726          27,363
                                                   -------------

TOTAL OIL & GAS                                          667,450
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 3.4%
  Unit Corp.*+                             2,015          91,018
  Cal Dive International, Inc.*+           1,694          76,738
  Hydril*+                                 1,025          59,870
  Lone Star Technologies, Inc.*            1,280          50,471
  CARBO Ceramics, Inc.                       701          49,175
  Atwood Oceanics, Inc.*                     660          43,916
  Tetra Technologies, Inc.*                  982          27,928
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                        399,116
                                                   -------------

TOTAL ENERGY                                           1,066,566
                                                   -------------
MATERIALS 5.0%
  METALS & MINING 2.0%
  Massey Energy Co.+                       3,355         134,334
  Cleveland-Cliffs, Inc.+                    950          69,227

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
      Amcol International Corp.            1,295  $       24,294
                                                   -------------

TOTAL METALS & MINING                                    227,855
                                                   -------------
  CONSTRUCTION MATERIALS 1.5%
  Florida Rock Industries, Inc.+           1,912         112,464
  Headwaters, Inc.*+                       1,741          57,139
                                                   -------------

TOTAL CONSTRUCTION MATERIALS                             169,603
                                                   -------------
  CHEMICALS 0.9%
  Georgia Gulf Corp.                       1,473          67,729
  MacDermid, Inc.+                         1,333          43,322
                                                   -------------

TOTAL CHEMICALS                                          111,051
                                                   -------------
  PAPER & FOREST PRODUCTS 0.6%
  Wausau-Mosinee Paper Corp.               2,280          32,239
  Neenah Paper, Inc.+                        660          22,189
  Deltic Timber Corp.                        534          20,880
                                                   -------------

TOTAL PAPER & FOREST PRODUCTS                             75,308
                                                   -------------

TOTAL MATERIALS                                          583,817
                                                   -------------
CONSUMER STAPLES 3.4%
  FOOD PRODUCTS 1.4%
  Ralcorp Holdings, Inc.                   1,290          61,082
  Delta & Pine Land Co.                    1,697          45,819
  Sanderson Farms, Inc.                      881          38,068
  Lance, Inc.                              1,303          20,939
                                                   -------------

TOTAL FOOD PRODUCTS                                      165,908
                                                   -------------
  HOUSEHOLD PRODUCTS 0.9%
  Rayovac Corp.*+                          1,828          76,045
  WD-40 Co.                                  727          23,620
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                  99,665
                                                   -------------
  PERSONAL PRODUCTS 0.7%
  NBTY, Inc.*                              2,947          73,940
  Natures Sunshine Products,
      Inc.                                   675          11,590
                                                   -------------

TOTAL PERSONAL PRODUCTS                                   85,530
                                                   -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  FOOD & DRUG RETAILING 0.4%
  United Natural Foods, Inc.*+             1,767   $      50,589
                                                   -------------

TOTAL FOOD & DRUG RETAILING                               50,589
                                                   -------------

TOTAL CONSUMER STAPLES                                   401,692
                                                   -------------
UTILITIES 1.4%
  MULTI-UTILITIES 0.9%
  Energen Corp.                            1,610         107,226
                                                   -------------

TOTAL MULTI-UTILITIES                                    107,226
                                                   -------------
  GAS UTILITIES 0.5%
  New Jersey Resources Corp.               1,230          53,542
                                                   -------------

TOTAL GAS UTILITIES                                       53,542
                                                   -------------

TOTAL UTILITIES                                          160,768
                                                   -------------
TELECOMMUNICATION SERVICES 0.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.4%
  Commonwealth Telephone
      Enterprises, Inc.*                     921          43,416
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  43,416
                                                   -------------
TOTAL TELECOMMUNICATION SERVICES                          43,416
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $9,907,157)                                   11,596,064
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                  $   57,577          57,577
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $57,577)                                          57,577
                                                   -------------

----------------------------------------------------------------
                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL  9.6%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        1,114,389   $   1,114,389
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,114,389)                                      1,114,389
                                                   -------------
TOTAL INVESTMENTS 109.5%
  (Cost $11,079,123)                               $  12,768,030
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.5)%                                  $  (1,108,509)
                                                   -------------
NET ASSETS - 100.0%                                $  11,659,521

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       6

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.7%
CONSUMER DISCRETIONARY 21.7%
  SPECIALTY RETAIL 10.0%
  Chico's FAS, Inc.*+                      7,594   $     214,606
  Abercrombie & Fitch Co. --
      Class A+                             3,702         211,903
  Michaels Stores, Inc.+                   5,767         209,342
  American Eagle Outfitters,
      Inc.                                 6,268         185,219
  Ross Stores, Inc.+                       6,270         182,708
  Williams-Sonoma, Inc.*+                  4,957         182,170
  Petsmart, Inc.+                          6,173         177,474
  Urban Outfitters, Inc.*                  3,440         165,017
  Advance Auto Parts, Inc.*                3,130         157,909
  CarMax, Inc.*                            4,430         139,545
  O'Reilly Automotive, Inc.*+              2,344         116,098
  Claire's Stores, Inc.+                   4,205          96,883
  Pacific Sunwear of
      California, Inc.*+                   3,151          88,165
  Aeropostale, Inc.*+                      2,367          77,519
  Regis Corp.                              1,882          77,030
                                                   -------------

TOTAL SPECIALTY RETAIL                                 2,281,588
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 5.3%
  Mandalay Resort Group                    3,011         212,246
  Boyd Gaming Corp.                        3,708         193,372
  Outback Steakhouse, Inc.                 3,140         143,781
  Brinker International, Inc.*             3,678         133,217
  International Speedway Corp.
      -- Class A                           2,269         123,093
  Cheesecake Factory, Inc.*+               3,311         117,375
  GTECH Holdings Corp.+                    4,922         115,815
  Applebee's International, Inc.           3,445          94,944
  Ruby Tuesday, Inc.+                      2,766          67,186
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                     1,201,029
                                                   -------------
  MEDIA 3.0%
  Washington Post Co. -- Class B             409         365,646
  Harte-Hanks, Inc.                        3,626          99,933
  Valassis Communications, Inc.*           2,184          76,353
  Reader's Digest Association,
      Inc.                                 4,227          73,169
  Catalina Marketing Corp.+                2,225          57,627
                                                   -------------

TOTAL MEDIA                                              672,728
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HOUSEHOLD DURABLES 1.6%
  Harman International
      Industries, Inc.                     2,847   $     251,846
  Blyth, Inc.                              1,742          55,465
  Tupperware Corp.+                        2,495          50,798
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                 358,109
                                                   -------------
  MULTILINE RETAIL 0.6%
  Dollar Tree Stores, Inc.*+               4,808         138,134
                                                   -------------

TOTAL MULTILINE RETAIL                                   138,134
                                                   -------------
  AUTO COMPONENTS 0.5%
  Gentex Corp.+                            3,301         105,302
                                                   -------------

TOTAL AUTO COMPONENTS                                    105,302
                                                   -------------
  TEXTILES & APPAREL 0.4%
  Timberland Co. -- Class A*               1,465         103,912
                                                   -------------

TOTAL TEXTILES & APPAREL                                 103,912
                                                   -------------
  AUTOMOBILES 0.3%
  Thor Industries, Inc.                    2,420          72,382
                                                   -------------

TOTAL AUTOMOBILES                                         72,382
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           4,933,184
                                                   -------------
HEALTH CARE 17.3%
  HEALTH CARE PROVIDERS & SERVICES 6.4%
  Coventry Health Care, Inc.*              4,517         307,788
  Patterson Cos., Inc.*+                   5,828         291,109
  Lincare Holdings, Inc.*+                 4,268         188,774
  Henry Schein, Inc.*                      3,680         131,891
  Covance, Inc.*                           2,657         126,500
  Renal Care Group, Inc.*                  2,860         108,508
  Westwood One, Inc.*                      4,080          83,028
  LifePoint Hospitals, Inc.*+              1,725          75,624
  VCA Antech, Inc.*                        3,492          70,643
  Apria Healthcare Group, Inc.*            2,059          66,094
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                 1,449,959
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
  Varian Medical Systems, Inc.*+           5,775   $     197,967
  DENTSPLY International, Inc.             3,430         186,626
  Beckman Coulter, Inc.+                   2,583         171,640
  Hillenbrand Industries, Inc.             2,634         146,108
  Cytyc Corp.*                             4,751         109,321
  Edwards Lifesciences Corp.*+             2,528         109,260
  Inamed Corp.*                            1,526         106,637
  Gen-Probe, Inc.*                         2,120          94,467
  Visx, Inc.*                              2,108          49,412
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                 1,171,438
                                                   -------------
  PHARMACEUTICALS 3.6%
  Sepracor, Inc.*+                         4,471         256,680
  Barr Pharmaceuticals, Inc.*              4,362         212,996
  IVAX Corp.*+                            10,656         210,669
  Valeant Pharmaceuticals
      International                        3,880          87,378
  Par Pharmaceutical Cos.,
      Inc.*+                               1,441          48,187
                                                   -------------

TOTAL PHARMACEUTICALS                                    815,910
                                                   -------------
  BIOTECHNOLOGY 2.2%
  Charles River Laboratories
      International, Inc.*+                2,752         129,454
  Cephalon, Inc.*+                         2,449         114,687
  Martek Biosciences Corp.*+               1,320          76,811
  Protein Design Labs, Inc.*               4,484          71,699
  Techne Corp.*+                           1,630          65,493
  Vertex Pharmaceuticals, Inc.*            3,418          31,993
                                                   -------------

TOTAL BIOTECHNOLOGY                                      490,137
                                                   -------------

TOTAL HEALTH CARE                                      3,927,444
                                                   -------------
INDUSTRIALS 16.4%
  COMMERCIAL SERVICES & SUPPLIES 6.1%
  Dun & Bradstreet Corp.*                  2,950         181,278
  ChoicePoint, Inc.*+                      3,774         151,375
  Career Education Corp.*+                 4,355         149,202
  HNI Corp.                                2,391         107,475
  ITT Educational Services,
      Inc.*+                               1,956          94,866
  Herman Miller, Inc.                      3,002          90,420

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Copart, Inc.*                            3,828   $      90,188
  Education Management Corp.*              3,128          87,428
  Deluxe Corp.+                            2,130          84,902
  Stericycle, Inc.*+                       1,915          84,643
  Brink's Co.                              2,409          83,351
  Corinthian Colleges, Inc.*+              3,849          60,506
  Rollins, Inc.                            2,909          54,107
  Sotheby's Holdings, Inc. --
      Class A*+                            2,698          45,758
  Korn/Ferry International,
      Inc.*                                1,655          31,495
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                   1,396,994
                                                   -------------
  MACHINERY 2.8%
  Pentair, Inc.                            4,280         166,920
  Graco, Inc.+                             2,937         118,537
  Donaldson Co., Inc.                      3,537         114,174
  Harsco Corp.                             1,750         104,318
  Crane Co.+                               2,330          67,081
  Nordson Corp.                            1,546          56,924
                                                   -------------

TOTAL MACHINERY                                          627,954
                                                   -------------
  AIR FREIGHT & COURIERS 1.9%
  Expeditors International
      Washington, Inc.+                    4,526         242,368
  C.H. Robinson Worldwide, Inc.+           3,625         186,796
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                             429,164
                                                   -------------
  AEROSPACE & DEFENSE 1.5%
  Precision Castparts Corp.                2,800         215,628
  Alliant Techsystems, Inc.*+              1,602         114,463
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                330,091
                                                   -------------
  ROAD & RAIL 1.1%
  J.B. Hunt Transport Services,
      Inc.                                 3,451         151,050
  CNF, Inc.                                2,200         102,938
                                                   -------------

TOTAL ROAD & RAIL                                        253,988
                                                   -------------
  ELECTRICAL EQUIPMENT 1.1%
  Hubbell, Inc. -- Class B                 2,591         132,400


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AMETEK, Inc.                             2,913   $     117,248
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                               249,648
                                                   -------------
  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co.+                            3,226         178,430
                                                   -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                   178,430
                                                   -------------
  AIRLINES 0.5%
  JetBlue Airways Corp.*+                  4,408          83,929
  AirTran Holdings, Inc.*+                 3,645          32,987
                                                   -------------

TOTAL AIRLINES                                           116,916
                                                   -------------
  INDUSTRIAL CONGLOMERATES 0.4%
  Carlisle Cos., Inc.                      1,323          92,306
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                            92,306
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.2%
  Dycom Industries, Inc.*+                 2,070          47,589
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                          47,589
                                                   -------------

TOTAL INDUSTRIALS                                      3,723,080
                                                   -------------
INFORMATION TECHNOLOGY 15.1%
  IT CONSULTING & SERVICES 3.9%
  Cognizant Technology
      Solutions Corp.*                     5,652         261,122
  DST Systems, Inc.*                       3,560         164,401
  Alliance Data Systems Corp.*+            3,471         140,228
  Certegy, Inc.                            2,659          92,055
  Acxiom Corp.                             3,666          76,729
  Titan Corp.*                             3,601          65,394
  Gartner, Inc. -- Class A*                4,712          45,094
  CSG Systems International,
      Inc.*                                2,175          35,431
                                                   -------------

TOTAL IT CONSULTING & SERVICES                           880,454
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      3.1%
  Microchip Technology, Inc.               8,774         228,212
  Lam Research Corp.*+                     5,799         167,359

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Cree, Inc.*+                             3,139   $      68,273
  Silicon Laboratories, Inc.*              2,204          65,481
  Integrated Circuit Systems,
      Inc.*                                2,986          57,092
  Semtech Corp.*                           3,142          56,148
  Micrel, Inc.*+                           3,833          35,340
  Cabot Microelectronics Corp.*+           1,054          33,075
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                710,980
                                                   -------------
  SOFTWARE 2.7%
  McAfee, Inc.*                            6,806         153,543
  Macromedia, Inc.*+                       3,017         101,069
  Reynolds & Reynolds Co. --
      Class A                              2,743          74,226
  Jack Henry & Associates, Inc.            3,849          69,244
  Wind River Systems, Inc.*+               3,494          52,690
  Macrovision Corp.*+                      2,117          48,246
  RSA Security, Inc.*                      2,960          46,916
  Transaction Systems
      Architects, Inc. --
      Class A*                             1,682          38,938
  Advent Software, Inc.*                   1,390          25,270
                                                   -------------

TOTAL SOFTWARE                                           610,142
                                                   -------------
  COMMUNICATIONS EQUIPMENT 2.0%
  Harris Corp.                             5,690         185,779
  F5 Networks, Inc.*                       1,560          78,764
  Plantronics, Inc.+                       2,053          78,178
  ADTRAN, Inc.+                            3,247          57,277
  Avocent Corp.*                           2,117          54,322
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                           454,320
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
  CDW Corp.+                               3,538         200,534
  Amphenol Corp. -- Class A+               3,762         139,345
  National Instruments Corp.               3,365          91,023
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                 430,902
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  COMPUTERS & PERIPHERALS 0.7%
  Diebold, Inc.+                           3,034   $     166,415
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            166,415
                                                   -------------
  OFFICE ELECTRONICS 0.7%
  Zebra Technologies Corp. --
      Class A*                             3,054         145,035
                                                   -------------

TOTAL OFFICE ELECTRONICS                                 145,035
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.1%
  Retek, Inc.*                             2,377          26,670
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                        26,670
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           3,424,918
                                                   -------------
FINANCIALS 11.9%
  BANKS 4.4%
  Commerce Bancorp, Inc./NJ+               6,748         219,108
  Associated Banc-Corp.                    5,500         171,765
  TCF Financial Corp.+                     5,896         160,076
  Bank of Hawaii Corp.                     2,257         102,152
  Wilmington Trust Corp.                   2,868         100,667
  Cullen/Frost Bankers, Inc.               2,214          99,962
  Westamerica Bancorporation               1,355          70,148
  Silicon Valley Bancshares*+              1,526          67,236
                                                   -------------

TOTAL BANKS                                              991,114
                                                   -------------
  CAPITAL MARKETS 3.8%
  Legg Mason, Inc.+                        4,620         361,007
  SEI Investments Co.                      4,357         157,549
  Investors Financial Services
      Corp.+                               2,828         138,317
  Eaton Vance Corp.                        5,704         133,702
  Waddell & Reed Financial,
      Inc. -- Class A+                     3,516          69,406
                                                   -------------
TOTAL CAPITAL MARKETS                                    859,981
                                                   -------------
  REAL ESTATE 2.3%
  Developers Diversified Realty
      Corp.                                4,580         182,055
  Weingarten Realty Investors+             3,780         130,448
  United Dominion Realty Trust,
      Inc.                                 5,631         117,519

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Rayonier, Inc.+                          2,118   $     104,904
                                                   -------------

TOTAL REAL ESTATE                                        534,926
                                                   -------------
  INSURANCE 1.1%
  Brown & Brown, Inc.                      2,945         135,735
  Arthur J. Gallagher & Co.                3,924         113,011
                                                   -------------

TOTAL INSURANCE                                          248,746
                                                   -------------
  CONSUMER FINANCE 0.3%
  MoneyGram International, Inc.            3,764          71,102
                                                   -------------

TOTAL CONSUMER FINANCE                                    71,102
                                                   -------------

TOTAL FINANCIALS                                       2,705,869
                                                   -------------
ENERGY 6.4%
  OIL & GAS 3.4%
  Murphy Oil Corp.                         3,914         386,429
  Noble Energy, Inc.+                      2,500         170,050
  Plains Exploration &
      Production Co.*                      3,280         114,472
  Western Gas Resources, Inc.              3,140         108,173
                                                   -------------

TOTAL OIL & GAS                                          779,124
                                                   -------------
  ENERGY EQUIPMENT & SERVICES 3.0%
  Smith International, Inc.+               4,462         279,901
  Patterson-UTI Energy, Inc.+              7,118         178,093
  Grant Prideco, Inc.*                     5,256         126,985
  FMC Technologies, Inc.*                  2,911          96,587
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                        681,566
                                                   -------------

TOTAL ENERGY                                           1,460,690
                                                   -------------
MATERIALS 4.3%
  CHEMICALS 2.2%
  Lyondell Chemical Co.+                  10,272         286,794
  Airgas, Inc.+                            3,190          76,209
  Crompton Corp.+                          5,120          74,752
  Olin Corp.+                              2,988          66,632
                                                   -------------

TOTAL CHEMICALS                                          504,387
                                                   -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  METALS & MINING 1.6%
  Peabody Energy Corp.                     5,490   $     254,516
  Arch Coal, Inc.                          2,650         113,977
                                                   -------------

TOTAL METALS & MINING                                    368,493
                                                   -------------
  CONTAINERS & PACKAGING 0.5%
  Packaging Corporation of
      America+                             4,548         110,471
                                                   -------------

TOTAL CONTAINERS & PACKAGING                             110,471
                                                   -------------

TOTAL MATERIALS                                          983,351
                                                   -------------
CONSUMER STAPLES 3.8%
  FOOD PRODUCTS 1.4%
  Hormel Foods Corp.                       5,904         183,673
  Tootsie Roll Industries, Inc.            2,286          68,585
  Lancaster Colony Corp.                   1,490          63,400
                                                   -------------

TOTAL FOOD PRODUCTS                                      315,658
                                                   -------------
  HOUSEHOLD PRODUCTS 1.2%
  Energizer Holdings, Inc.*                3,072         183,706
  Church & Dwight Co., Inc.                2,654          94,137
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                 277,843
                                                   -------------
  FOOD & DRUG RETAILING 1.2%
  Whole Foods Market, Inc.+                2,646         270,236
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              270,236
                                                   -------------

TOTAL CONSUMER STAPLES                                   863,737
                                                   -------------
UTILITIES 2.6%
  MULTI-UTILITIES 1.6%
  Questar Corp.                            3,580         212,115
  Equitable Resources, Inc.                2,614         150,148
                                                   -------------

TOTAL MULTI-UTILITIES                                    362,263
                                                   -------------
  ELECTRIC UTILITIES 0.6%
  DPL, Inc.+                               5,377         134,425
                                                   -------------

TOTAL ELECTRIC UTILITIES                                 134,425
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  WATER UTILITIES 0.4%
  Aqua America, Inc.                       3,967   $      96,597
                                                   -------------

TOTAL WATER UTILITIES                                     96,597
                                                   -------------

TOTAL UTILITIES                                          593,285
                                                   -------------
TELECOMMUNICATION SERVICES 0.2%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.2%
  Cincinnati Bell, Inc.*                  10,431          44,332
                                                   -------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                  44,332
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                          44,332
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $21,834,070)                                  22,659,890
                                                   -------------
                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $   121,187         121,187
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $121,187)                                        121,187
                                                   -------------
SECURITIES LENDING COLLATERAL 19.5%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        4,430,297       4,430,297
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,430,297)                                      4,430,297
                                                   -------------
TOTAL INVESTMENTS 119.7%
  (Cost $26,385,554)                               $  27,211,374
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.7)%                                 $  (4,475,609)
                                                   -------------
NET ASSETS - 100.0%                                $  22,735,765

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       5

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.4%
INFORMATION TECHNOLOGY 22.9%
  SOFTWARE 7.5%
  Microsoft Corp.                         10,724   $     259,199
  Oracle Corp.*                            5,056          63,099
  Adobe Systems, Inc.                        240          16,121
  Computer Associates
      International, Inc.                    576          15,610
  Electronic Arts, Inc.*+                    299          15,482
  Symantec Corp.*+                           705          15,038
  Intuit, Inc.*+                             185           8,097
  Autodesk, Inc.                             222           6,607
  Citrix Systems, Inc.*                      169           4,025
  Mercury Interactive Corp.*+                 84           3,980
  Parametric Technology Corp.*+              267           1,492
                                                   -------------

TOTAL SOFTWARE                                           408,750
                                                   -------------
  COMPUTERS & PERIPHERALS 5.5%
  International Business
      Machines Corp.                       1,646         150,411
  Dell, Inc.*                              2,448          94,052
  Apple Computer, Inc.*                      798          33,253
  Lexmark International, Inc.*+              124           9,916
  Network Appliance, Inc.*+                  356           9,847
  QLogic Corp.*                               91           3,686
  Gateway, Inc.*+                            369           1,487
                                                   -------------

TOTAL COMPUTERS & PERIPHERALS                            302,652
                                                   -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      3.9%
  Intel Corp.                              6,238         144,909
  Analog Devices, Inc.+                      371          13,408
  Maxim Integrated Products,
      Inc.                                   316          12,915
  Linear Technology Corp.+                   300          11,493
  Xilinx, Inc.+                              347          10,143
  Broadcom Corp. -- Class A*+                320           9,574
  Altera Corp.*                              368           7,279
  PMC - Sierra, Inc.*+                       177           1,557
                                                   -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                211,278
                                                   -------------
  COMMUNICATIONS EQUIPMENT 3.8%
  Cisco Systems, Inc.*                     6,499         116,267
  Qualcomm, Inc.                           1,613          59,117

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Corning, Inc.*                           1,385   $      15,415
  Lucent Technologies, Inc.*+              4,363          11,998
  Avaya, Inc.*                               453           5,291
                                                   -------------

TOTAL COMMUNICATIONS EQUIPMENT                           208,088
                                                   -------------
  IT CONSULTING & SERVICES 1.3%
  First Data Corp.                           821          32,274
  Automatic Data Processing,
      Inc.                                   573          25,756
  Paychex, Inc.+                             373          12,242
                                                   -------------

TOTAL IT CONSULTING & SERVICES                            70,272
                                                   -------------
  INTERNET SOFTWARE & SERVICES 0.8%
  Yahoo!, Inc.*+                           1,361          46,138
                                                   -------------

TOTAL INTERNET SOFTWARE & SERVICES                        46,138
                                                   -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
  Symbol Technologies, Inc.                  242           3,507
                                                   -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                   3,507
                                                   -------------

TOTAL INFORMATION TECHNOLOGY                           1,250,685
                                                   -------------
CONSUMER STAPLES 18.6%
  FOOD & DRUG RETAILING 5.0%
  Wal-Mart Stores, Inc.+                   4,179         209,410
  Walgreen Co.                             1,010          44,864
  Sysco Corp.                                633          22,661
                                                   -------------

TOTAL FOOD & DRUG RETAILING                              276,935
                                                   -------------
  BEVERAGES 4.3%
  Coca-Cola Co.                            2,391          99,633
  PepsiCo, Inc.                            1,663          88,189
  Anheuser-Busch Cos., Inc.+                 776          36,775
  Pepsi Bottling Group, Inc.+                250           6,962
  Brown-Forman Corp. -- Class B              127           6,953
                                                   -------------

TOTAL BEVERAGES                                          238,512
                                                   -------------
  HOUSEHOLD PRODUCTS 3.7%
  Procter & Gamble Co.+                    2,504         132,712
  Kimberly-Clark Corp.                       479          31,485


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Colgate-Palmolive Co.                      527   $      27,494
  Clorox Co.+                                154           9,700
                                                   -------------

TOTAL HOUSEHOLD PRODUCTS                                 201,391
                                                   -------------
  TOBACCO 2.6%
  Altria Group, Inc.+                      2,028         132,611
  UST, Inc.                                  166           8,582
                                                   -------------

TOTAL TOBACCO                                            141,193
                                                   -------------
  FOOD PRODUCTS 1.7%
  Kellogg Co.                                404          17,481
  Sara Lee Corp.+                            771          17,086
  Hershey Foods Corp.+                       247          14,934
  WM Wrigley Jr Co.                          218          14,294
  H.J. Heinz Co.                             348          12,820
  Campbell Soup Co.+                         402          11,666
  McCormick & Co., Inc.                      130           4,476
                                                   -------------

TOTAL FOOD PRODUCTS                                       92,757
                                                   -------------
  PERSONAL PRODUCTS 1.3%
  Gillette Co.                               984          49,672
  Avon Products, Inc.                        466          20,010
                                                   -------------

TOTAL PERSONAL PRODUCTS                                   69,682
                                                   -------------

TOTAL CONSUMER STAPLES                                 1,020,470
                                                   -------------
HEALTH CARE 17.7%
  PHARMACEUTICALS 10.1%
  Johnson & Johnson, Inc.+                 2,933         196,980
  Abbott Laboratories                      1,541          71,841
  Merck & Co., Inc.                        2,193          70,987
  Eli Lilly & Co.                          1,117          58,196
  Wyeth                                    1,315          55,467
  Bristol-Myers Squibb Co.+                1,923          48,960
  Schering-Plough Corp.                    1,457          26,445
  Forest Laboratories, Inc.*                 364          13,450
  Allergan, Inc.+                            126           8,753
                                                   -------------

TOTAL PHARMACEUTICALS                                    551,079
                                                   -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
  Medtronic, Inc.+                         1,194          60,834
  Boston Scientific Corp.*                   834          24,428
  Guidant Corp.                              311          22,983

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Baxter International, Inc.                 613   $      20,830
  Zimmer Holdings, Inc.*+                    246          19,141
  Stryker Corp.+                             394          17,576
  Becton, Dickinson & Co.                    253          14,780
  St. Jude Medical, Inc.*                    355          12,780
  Biomet, Inc.                               253           9,184
  C.R. Bard, Inc.                            112           7,625
  Hospira, Inc.*                             157           5,066
  Waters Corp.*                              126           4,510
  Millipore Corp.*                            44           1,910
                                                   -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   221,647
                                                   -------------
  BIOTECHNOLOGY 2.0%
  Amgen, Inc.*                             1,249          72,704
  Gilead Sciences, Inc.*                     431          15,430
  Genzyme Corp.*                             248          14,195
  Medimmune, Inc.*+                          249           5,929
                                                   -------------

TOTAL BIOTECHNOLOGY                                      108,258
                                                   -------------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
  UnitedHealth Group, Inc.                   646          61,616
  Quest Diagnostics, Inc.+                   109          11,459
  Express Scripts, Inc.*+                     77           6,714
  IMS Health, Inc.                           224           5,463
                                                   -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                    85,252
                                                   -------------

TOTAL HEALTH CARE                                        966,236
                                                   -------------
INDUSTRIALS 15.6%
  INDUSTRIAL CONGLOMERATES 8.1%
  General Electric Co.                    10,430         376,106
  3M Co.+                                    766          65,638
                                                   -------------

TOTAL INDUSTRIAL CONGLOMERATES                           441,744
                                                   -------------
  AEROSPACE & DEFENSE 2.4%
  United Technologies Corp.                  500          50,830
  Boeing Co.+                                829          48,463
  Lockheed Martin Corp.+                     440          26,867
  Rockwell Collins, Inc.                     175           8,328
                                                   -------------

TOTAL AEROSPACE & DEFENSE                                134,488
                                                   -------------
  MACHINERY 1.6%
  Caterpillar, Inc.+                         340          31,090


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Illinois Tool Works, Inc.                  290   $      25,964
  Danaher Corp.                              302          16,130
  Paccar, Inc.                               173          12,523
  Navistar International Corp.*               71           2,584
                                                   -------------

TOTAL MACHINERY                                           88,291
                                                   -------------
  AIR FREIGHT & COURIERS 1.5%
  United Parcel Service, Inc. --
      Class B                              1,107          80,523
                                                   -------------

TOTAL AIR FREIGHT & COURIERS                              80,523
                                                   -------------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Apollo Group, Inc. -- Class A*+            183          13,553
  Pitney Bowes, Inc.                         223          10,062
  H&R Block, Inc.                            165           8,346
  Avery Dennison Corp.                       117           7,246
  Cintas Corp.+                              171           7,064
  Robert Half International,
      Inc.                                   173           4,664
  Equifax, Inc.                              129           3,959
  Monster Worldwide, Inc.*+                  125           3,506
                                                   -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                      58,400
                                                   -------------
  ELECTRICAL EQUIPMENT 0.7%
  Emerson Electric Co.                       410          26,621
  Rockwell Automation, Inc.                  182          10,309
                                                   -------------

TOTAL ELECTRICAL EQUIPMENT                                36,930
                                                   -------------
  BUILDING PRODUCTS 0.2%
  American Standard Cos., Inc.               209           9,714
                                                   -------------

TOTAL BUILDING PRODUCTS                                    9,714
                                                   -------------
  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp.                                 84           4,656
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                           4,656
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  AIRLINES 0.0%
  Delta Air Lines, Inc.*+                    133   $         539
                                                   -------------

TOTAL AIRLINES                                               539
                                                   -------------

TOTAL INDUSTRIALS                                        855,285
                                                   -------------
CONSUMER DISCRETIONARY 9.6%
  SPECIALTY RETAIL 4.0%
  Home Depot, Inc.+                        2,164          82,751
  Lowe's Cos., Inc.+                         761          43,445
  The Gap, Inc.+                             862          18,826
  Best Buy Co., Inc.                         316          17,067
  Staples, Inc.                              488          15,338
  TJX Cos., Inc.                             474          11,675
  Bed Bath & Beyond, Inc.*+                  295          10,779
  AutoZone, Inc.*                             80           6,856
  Sherwin-Williams Co.                       144           6,335
  RadioShack Corp.                           160           3,920
                                                   -------------

TOTAL SPECIALTY RETAIL                                   216,992
                                                   -------------
  HOTELS RESTAURANTS & LEISURE 1.2%
  Starbucks Corp.*                           392          20,251
  Yum! Brands, Inc.+                         288          14,921
  Marriott International, Inc.
      -- Class A                             217          14,509
  International Game
      Technology, Inc.                       343           9,144
  Harrah's Entertainment, Inc.+              119           7,685
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                        66,510
                                                   -------------
  MULTILINE RETAIL 1.0%
  Target Corp.                               879          43,968
  Dollar General Corp.                       319           6,989
  Family Dollar Stores, Inc.                 168           5,100
                                                   -------------

TOTAL MULTILINE RETAIL                                    56,057
                                                   -------------
  INTERNET & CATALOG RETAIL 0.9%
  eBay, Inc.*                              1,308          48,736
                                                   -------------

TOTAL INTERNET & CATALOG RETAIL                           48,736
                                                   -------------
  MEDIA 0.9%
  McGraw-Hill Cos., Inc.+                    187          16,316
  Omnicom Group                              184          16,288
  Knight-Ridder, Inc.+                        78           5,245


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  New York Times Co. -- Class A              138   $       5,048
  Dow Jones & Co., Inc.                       82           3,064
  Meredith Corp.                              54           2,525
                                                   -------------

TOTAL MEDIA                                               48,486
                                                   -------------
  TEXTILES & APPAREL 0.6%
  Nike, Inc. -- Class B+                     261          21,744
  Coach, Inc.*                               186          10,533
                                                   -------------

TOTAL TEXTILES & APPAREL                                  32,277
                                                   -------------
  HOUSEHOLD DURABLES 0.5%
  Fortune Brands, Inc.+                      137          11,046
  Black & Decker Corp.                        81           6,398
  Newell Rubbermaid, Inc.+                   272           5,968
  Stanley Works                               82           3,712
  Maytag Corp.                                80           1,118
                                                   -------------

TOTAL HOUSEHOLD DURABLES                                  28,242
                                                   -------------
  AUTOMOBILES 0.3%
  Harley-Davidson, Inc.                      289          16,693
                                                   -------------

TOTAL AUTOMOBILES                                         16,693
                                                   -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Mattel, Inc.                               405           8,647
                                                   -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                         8,647
                                                   -------------
  AUTO COMPONENTS 0.0%
  Goodyear Tire & Rubber Co.*+               174           2,323
                                                   -------------

TOTAL AUTO COMPONENTS                                      2,323
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                             524,963
                                                   -------------
ENERGY 8.7%
  OIL & GAS 7.1%
  Exxon Mobil Corp.                        6,371         379,711
  XTO Energy, Inc.+                          346          11,363
                                                   -------------

TOTAL OIL & GAS                                          391,074
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Schlumberger Ltd.                          578   $      40,737
  Halliburton Co.                            492          21,279
  Baker Hughes, Inc.                         335          14,904
  BJ Services Co.+                           162           8,405
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                         85,325
                                                   -------------

TOTAL ENERGY                                             476,399
                                                   -------------
MATERIALS 2.8%
  CHEMICALS 2.4%
  EI Du Pont de Nemours & Co.                985          50,471
  Dow Chemical Co.+                          930          46,360
  Praxair, Inc.                              316          15,124
  Ecolab, Inc.                               257           8,494
  Sigma-Aldrich Corp.                         71           4,349
  International Flavors &
      Fragrances, Inc.                        93           3,674
  Hercules, Inc.*                            119           1,723
                                                   -------------

TOTAL CHEMICALS                                          130,195
                                                   -------------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp.                                 119           4,936
  Sealed Air Corp.*                           84           4,363
  Pactiv Corp.*                              151           3,526
                                                   -------------

TOTAL CONTAINERS & PACKAGING                              12,825
                                                   -------------
  METALS & MINING 0.2%
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                 177           7,011
  Allegheny Technologies, Inc.                94           2,266
                                                   -------------

TOTAL METALS & MINING                                      9,277
                                                   -------------

TOTAL MATERIALS                                          152,297
                                                   -------------
FINANCIALS 2.2%
  CONSUMER FINANCE 1.6%
  American Express Co.                     1,235          63,442
  SLM Corp.                                  429          21,381
                                                   -------------

TOTAL CONSUMER FINANCE                                    84,823
                                                   -------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  REAL ESTATE 0.2%
  Simon Property Group, Inc.                 215   $      13,025
                                                   -------------

TOTAL REAL ESTATE                                         13,025
                                                   -------------
  DIVERSIFIED FINANCIALS 0.2%
  Moody's Corp.+                             150          12,129
                                                   -------------

TOTAL DIVERSIFIED FINANCIALS                              12,129
                                                   -------------
  CAPITAL MARKETS 0.2%
  T. Rowe Price Group, Inc.                  123           7,304
  Federated Investors, Inc. --
      Class B                                115           3,255
                                                   -------------

TOTAL CAPITAL MARKETS                                     10,559
                                                   -------------

TOTAL FINANCIALS                                         120,536
                                                   -------------
TELECOMMUNICATION SERVICES 0.7%
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Nextel Communications, Inc. --
      Class A*+                            1,099          31,234
                                                   -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                 31,234
                                                   -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
      0.1%
  Qwest Communications
      International, Inc.*+                1,789           6,619
                                                   -------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                   6,619
                                                   -------------

TOTAL TELECOMMUNICATION SERVICES                          37,853
                                                   -------------
UTILITIES 0.6%
  ELECTRIC UTILITIES 0.4%
  TXU Corp.+                                 232          18,474
  CenterPoint Energy, Inc.                   301           3,621
                                                   -------------

TOTAL ELECTRIC UTILITIES                                  22,095
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MULTI-UTILITIES 0.2%
  AES Corp.*+                                641   $      10,500
                                                   --------------

TOTAL MULTI-UTILITIES                                     10,500
                                                   --------------

TOTAL UTILITIES                                           32,595
                                                   --------------
TOTAL COMMON STOCKS
  (Cost $5,043,008)                                    5,437,319
                                                   --------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $    21,376          21,376
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $21,376)                                          21,376
                                                   -------------
SECURITIES LENDING COLLATERAL  12.3%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                          670,869         670,869
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $670,869)                                          670,869
                                                   -------------
TOTAL INVESTMENTS 112.1%
  (Cost $5,735,253)                                $   6,129,564
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (12.1)%                                 $    (660,940)
                                                   -------------
NET ASSETS - 100.0%                                $   5,468,624

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       5

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.5%
INDUSTRIALS 24.3%
  BUILDING PRODUCTS 8.4%
  Masco Corp.+                            17,900   $     620,593
  American Standard Cos., Inc.            10,800         501,984
  USG Corp.*+                              6,900         228,804
  Lennox International, Inc.               8,601         188,534
  York International Corp.+                4,801         188,103
  Simpson Manufacturing Co.,
      Inc.                                 6,000         185,400
  NCI Building Systems, Inc.*+             3,600         138,960
  Griffon Corp.*+                          5,400         115,614
                                                   -------------

TOTAL BUILDING PRODUCTS                                2,167,992
                                                   -------------
  ROAD & RAIL 8.1%
  Burlington Northern Santa Fe
      Corp.+                               5,300         285,829
  Canadian National Railway Co.            4,300         272,233
  Union Pacific Corp.+                     3,800         264,860
  Norfolk Southern Corp.                   6,200         229,710
  CSX Corp.+                               4,400         183,260
  Canadian Pacific Railway Ltd.            4,300         154,671
  J.B. Hunt Transport Services,
      Inc.                                 2,800         122,556
  Yellow Roadway Corp.*+                   1,800         105,372
  Laidlaw International, Inc.*             4,400          91,520
  Swift Transportation Co.,
      Inc.*+                               3,700          81,918
  Landstar System, Inc.*                   2,500          81,875
  Werner Enterprises, Inc.+                3,900          75,777
  Knight Transportation, Inc.              3,000          74,010
  Heartland Express, Inc.                  3,700          70,855
                                                   -------------

TOTAL ROAD & RAIL                                      2,094,446
                                                   -------------
  CONSTRUCTION & ENGINEERING 7.8%
  Fluor Corp.+                             5,400         299,322
  Jacobs Engineering Group,
      Inc.*+                               4,800         249,216
  Chicago Bridge & Iron NV Co.             5,001         220,194
  Shaw Group, Inc.*+                       8,400         183,120
  McDermott International, Inc.*           8,600         162,798
  Washington Group
      International, Inc.*                 3,600         161,964
  URS Corp.*                               5,200         149,500

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Granite Construction, Inc.               5,500   $     144,485
  Quanta Services, Inc.*                  16,700         127,421
  Dycom Industries, Inc.*+                 5,500         126,445
  EMCOR Group, Inc.*                       2,600         121,732
  Insituform Technologies, Inc.
      -- Class A*                          4,600          66,746
                                                   -------------

TOTAL CONSTRUCTION & ENGINEERING                       2,012,943
                                                   -------------

TOTAL INDUSTRIALS                                      6,275,381
                                                   -------------
MATERIALS 23.8%
  CHEMICALS 8.3%
  EI Du Pont de Nemours & Co.              5,200         266,448
  Dow Chemical Co.+                        4,700         234,295
  BASF AG -- SP ADR                        3,300         232,815
  Monsanto Co.                             2,800         180,600
  Praxair, Inc.                            3,100         148,366
  Air Products & Chemicals, Inc.           2,200         139,238
  Akzo Nobel NV -- SP ADR                  3,000         137,940
  PPG Industries, Inc.+                    1,800         128,736
  Rohm & Haas Co.+                         2,600         124,800
  Potash Corp. Of  Saskatchewan+           1,300         113,763
  Syngenta AG -- SP ADR*                   5,300         111,300
  Ecolab, Inc.+                            3,000          99,150
  Lyondell Chemical Co.+                   2,800          78,176
  Eastman Chemical Co.+                    1,300          76,700
  Sigma-Aldrich Corp.+                     1,200          73,500
                                                   -------------

TOTAL CHEMICALS                                        2,145,827
                                                   -------------
  CONSTRUCTION MATERIALS 7.8%
  Cemex SA de CV -- SP ADR+               13,000         471,250
  Vulcan Materials Co.+                    5,700         323,931
  Lafarge North America, Inc.+             5,100         298,095
  Florida Rock Industries, Inc.+           4,000         235,280
  Martin Marietta Materials,
      Inc.                                 4,200         234,864
  Eagle Materials, Inc.+                   2,200         178,068
  Headwaters, Inc.*                        4,300         141,126
  Texas Industries, Inc.                   2,600         139,750
                                                   -------------

TOTAL CONSTRUCTION MATERIALS                           2,022,364
                                                   -------------


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  METALS & MINING 7.7%
  BHP Billiton Ltd. -- SP ADR+             9,900   $     277,002
  Rio Tinto  PLC -- SP ADR                 1,500         194,625
  Cia Vale do Rio Doce -- SP ADR+          5,500         173,855
  Anglo American  PLC -- ADR+              7,200         172,080
  Alcoa, Inc.                              5,100         154,989
  Newmont Mining Corp.+                    3,200         135,200
  POSCO -- SP ADR+                         2,600         128,336
  Alcan, Inc.                              3,300         125,136
  Barrick Gold Corp.+                      4,500         107,820
  Phelps Dodge Corp.+                      1,000         101,730
  Nucor Corp.+                             1,700          97,852
  AngloGold Ashanti Ltd. -- SP
      ADR+                                 2,700          93,015
  Inco Ltd.*+                              2,300          91,540
  Placer Dome, Inc.                        4,500          72,990
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+               1,600          63,376
                                                   -------------

TOTAL METALS & MINING                                  1,989,546
                                                   -------------

TOTAL MATERIALS                                        6,157,737
                                                   -------------
ENERGY 18.6%
  ENERGY EQUIPMENT & SERVICES 9.4%
  Schlumberger Ltd.                        4,500         317,160
  Transocean, Inc.*+                       4,700         241,862
  Halliburton Co.                          5,300         229,225
  Baker Hughes, Inc.+                      4,300         191,307
  Tenaris SA -- SP ADR+                    2,900         178,379
  Diamond Offshore Drilling,
      Inc.+                                3,300         164,670
  GlobalSantaFe Corp.+                     4,300         159,272
  Weatherford International
      Ltd.*+                               2,600         150,644
  BJ Services Co.+                         2,700         140,076
  ENSCO International, Inc.+               3,400         128,044
  Precision Drilling Corp.*                1,600         119,456
  Smith International, Inc.+               1,900         119,187
  Patterson-UTI Energy, Inc.               4,300         107,586
  Nabors Industries Ltd.*+                 1,600          94,624
  Noble Corp.                              1,500          84,315
                                                   -------------

TOTAL ENERGY EQUIPMENT & SERVICES                      2,425,807
                                                   -------------
  OIL & GAS 9.2%
  Exxon Mobil Corp.                        5,600         333,760

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  BP PLC -- SP ADR                         3,800  $      237,120
  Total SA -- SP ADR+                      1,800         211,014
  ChevronTexaco Corp.                      3,200         186,592
  Royal Dutch Petroleum Co.                2,900         174,116
  PetroChina Co. Ltd. -- SP ADR+           2,700         170,694
  Shell Transport & Trading
      Co. PLC -- SP ADR+                   2,900         157,644
  ENI-Ente Nazionale
      Idrocarburi -- SP ADR+               1,200         156,192
  ConocoPhillips                           1,400         150,976
  Petroleo Brasiliero SA --
      Petrobras+                           2,700         119,286
  EnCana Corp.                             1,600         112,672
  Imperial Oil Ltd.                        1,300          98,982
  Occidental Petroleum Corp.+              1,300          92,521
  Repsol YPF SA -- SP ADR+                 3,400          90,270
  China Petroleum & Chemical
      Corp. -- SP ADR                      2,100          85,617
                                                   -------------

TOTAL OIL & GAS                                        2,377,456
                                                   -------------

TOTAL ENERGY                                           4,803,263
                                                   -------------
UTILITIES 15.4%
  ELECTRIC UTILITIES 8.0%
  E.ON AG -- SP ADR+                       8,400         241,500
  Exelon Corp.+                            3,900         178,971
  TXU Corp.+                               2,100         167,223
  Southern Co.+                            4,700         149,601
  Korea Electric Power Corp. --
      SP ADR                              10,100         135,744
  FPL Group, Inc.                          3,200         128,480
  Entergy Corp.                            1,800         127,188
  PG&E Corp.+                              3,500         119,350
  Edison International                     3,300         114,576
  FirstEnergy Corp.+                       2,700         113,265
  American Electric Power Co.,
      Inc.+                                3,300         112,398
  Scottish Power  PLC -- SP ADR+           3,600         112,320
  Consolidated Edison, Inc.+               2,400         101,232
  PPL Corp.+                               1,800          97,182
  Progress Energy, Inc.+                   2,300          96,485
  Reliant Energy, Inc.*+                   6,900          78,522
                                                   -------------

TOTAL ELECTRIC UTILITIES                               2,074,037
                                                   -------------



--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MULTI-UTILITIES 7.4%
  National Grid Transco  PLC --
      SP ADR                               5,000   $     233,750
  Duke Energy Corp.+                       8,200         229,682
  Dominion Resources, Inc./VA+             3,000         223,290
  Public Service Enterprise
      Group, Inc.+                         3,000         163,170
  AES Corp.*+                              8,800         144,144
  Sempra Energy+                           3,400         135,456
  Constellation Energy Group,
      Inc.                                 2,600         134,420
  Questar Corp.                            2,000         118,500
  Equitable Resources, Inc.                1,600          91,904
  SCANA Corp.                              2,400          91,728
  Energy East Corp.                        3,400          89,148
  Oneok, Inc.+                             2,700          83,214
  NRG Energy, Inc.*                        2,400          81,960
  MDU Resources Group, Inc.                2,900          80,098
                                                   -------------

TOTAL MULTI-UTILITIES                                  1,900,464
                                                   -------------

TOTAL UTILITIES                                        3,974,501
                                                   -------------
CONSUMER DISCRETIONARY 10.0%
  HOTELS RESTAURANTS & LEISURE 9.9%
  Carnival Corp.+                          5,250         272,003
  McDonald's Corp.                         8,730         271,852
  Starbucks Corp.*                         5,130         265,016
  Starwood Hotels & Resorts
      Worldwide, Inc.+                     3,520         211,306
  Marriott International, Inc.
      -- Class A+                          3,150         210,609
  Yum! Brands, Inc.+                       3,920         203,095
  MGM Mirage, Inc.*                        2,410         170,676
  Royal Caribbean Cruises Ltd.+            3,670         164,012
  Hilton Hotels Corp.+                     7,140         159,579
  Harrah's Entertainment, Inc.+            2,200         142,076
  Darden Restaurants, Inc.+                3,870         118,732
  International Game
      Technology, Inc.                     4,370         116,504
  Wendy's International, Inc.+             2,530          98,771
  Brinker International, Inc.*             2,200          79,684
  Outback Steakhouse, Inc.                 1,700          77,843
                                                   -------------

TOTAL HOTELS RESTAURANTS & LEISURE                     2,561,758
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  MEDIA 0.1%
  Sirva, Inc.*                             3,236   $      23,008
                                                   -------------

TOTAL MEDIA                                               23,008
                                                   -------------

TOTAL CONSUMER DISCRETIONARY                           2,584,766
                                                   -------------
CONSUMER STAPLES 7.4%
  TOBACCO 7.4%
  Altria Group, Inc.+                     16,800       1,098,552
  Reynolds American, Inc.                  4,100         330,419
  UST, Inc.                                5,100         263,670
  Loews Corp. -- Carolina Group            3,900         129,090
  Universal Corp./Richmond VA              2,200         100,694
                                                   -------------

TOTAL TOBACCO                                          1,922,425
                                                   -------------

TOTAL CONSUMER STAPLES                                 1,922,425
                                                   -------------

TOTAL COMMON STOCKS
  (Cost $22,756,883)                                  25,718,073
                                                   -------------
                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS 0.8%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                $    203,712         203,712
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $203,712)                                        203,712
                                                   -------------
SECURITIES LENDING COLLATERAL 27.3%
Investment in Securities Lending Short
Term
  Investment Portfolio held by
      U.S. Bank                        7,070,756       7,070,756
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,070,756)                                      7,070,756
                                                   -------------
TOTAL INVESTMENTS 127.6%
  (Cost $30,031,351)                               $  32,992,541
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (27.6)%                                 $  (7,136,715)
                                                   -------------


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                $  25,855,826

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       4

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 49.0%
Fannie Mae*
  2.20% due 04/27/05               $  25,000,000   $  24,960,278
Farmer Mac*
  2.55% due 04/19/05                  25,000,000      24,968,125
Federal Farm Credit Bank*
  2.54% due 04/29/05                  25,000,000      24,950,611
Federal Home Loan Bank*
  2.53% due 04/20/05                  25,000,000      24,966,618
Freddie Mac*
  3.05% due 08/08/05                  15,000,000      14,836,063
  2.60% due 05/16/05                  10,000,000       9,967,500
  3.01% due 09/06/05                  10,000,000       9,867,894
                                                   -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $134,517,089)                                134,517,089
                                                   -------------
REPURCHASE AGREEMENTS 61.2%

Collateralized by U.S. Treasury Obligations
UBS Financial Services, Inc. at
   2.63% due 04/01/05                 43,683,680      43,683,680
Morgan Stanley at
   2.62% due 04/01/05                 38,223,220      38,223,220
Citigroup, Inc. at
   2.60% due 04/01/05                 38,223,220      38,223,220
Lehman Brothers, Inc. at
   2.55% due 04/01/05                 47,611,842      47,611,842
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $167,741,962)                                167,741,962
                                                   -------------
TOTAL INVESTMENTS 110.2%
  (Cost $302,259,051)                              $ 302,259,051
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.2)%                                 $ (27,879,386)
                                                   -------------
NET ASSETS - 100.0%                                $ 274,379,665

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.4%
Wachovia Corp.+                           16,452   $     837,571
J.P. Morgan Chase & Co.                   23,955         828,843
Bank of America Corp.                     17,034         751,199
Fannie Mae+                               12,554         683,565
Freddie Mac                               10,804         682,813
Washington Mutual, Inc.                   16,401         647,840
Fifth Third Bancorp+                      13,454         578,253
BB&T Corp.+                               14,330         560,016
Golden West Financial Corp.+               9,080         549,340
National City Corp.                       16,308         546,318
Countrywide Financial Corp.+              16,127         523,483
Wells Fargo & Co.                          8,613         515,057
M&T Bank Corp.                             4,709         480,601
Comerica, Inc.                             7,781         428,578
Radian Group, Inc.                         7,670         366,166
MGIC Investment Corp.                      5,815         358,611
MAF Bancorp, Inc.                          7,480         310,719
United Bankshares, Inc.                    9,287         307,771
U.S. Bancorp                              10,637         306,558
Commercial Federal Corp.                  10,864         300,390
Flagstar Bancorp, Inc.+                   15,340         299,897
Greater Bay Bancorp                       12,080         294,873
PrivateBancorp, Inc.                       9,291         291,830
Republic Bancorp, Inc./MI                 21,540         291,652
FirstFed Financial Corp.*                  5,700         290,757
BankAtlantic Bancorp, Inc. --
  Class A                                 16,470         286,578
Sterling Financial Corp./WA*               8,020         286,314
Brookline Bancorp, Inc.                   19,142         285,216
Community Bank System, Inc.               12,375         283,511
First Bancorp Puerto Rico+                 6,703         283,202
Irwin Financial Corp.                     12,297         283,077
W Holding Co., Inc.                       27,830         280,248
Bankunited Financial Corp. --
  Class A*                                10,297         276,577
Dime Community Bancshares                 17,660         268,432
International Bancshares Corp.             6,550         227,089
Banco Itau Holding Financeira
  SA -- SP ADR                             2,740         222,351
Banco Bradesco SA -- SP ADR+               7,600         220,400
Uniao de Bancos Brasileiros SA             6,330         217,625
Nara Bancorp, Inc.                        15,200         213,560
Mitsubishi Tokyo Financial
  Group, Inc. -- SP ADR+                  24,580         212,617
Doral Financial Corp.                      9,500         207,955
R&G Financial Corp. -- Class B             6,330         197,306
Barclays  PLC -- SP ADR                    4,650         192,696

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.             6,033   $     169,588
Chittenden Corp.                           5,910         154,074
SunTrust Banks, Inc.+                      2,114         152,391
BOK Financial Corp.*                       3,670         149,296
Westcorp                                   2,530         106,893
Riggs National Corp.                       4,370          83,423
Regions Financial Corp.                    1,581          51,224
PNC Financial Services Group,
  Inc.                                       925          47,619
North Fork Bancorporation, Inc.            1,560          43,274
KeyCorp                                    1,276          41,406
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $17,471,268)                                  17,476,643
                                                   -------------

                                            FACE
                                          AMOUNT
                                    ------------
REPURCHASE AGREEMENTS  0.4%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05               $      67,615          67,615
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $67,615)                                          67,615
                                                   -------------
SECURITIES LENDING COLLATERAL  10.8%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     1,898,235       1,898,235
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,898,235)                                      1,898,235
                                                   -------------
TOTAL INVESTMENTS 110.6%
  (Cost $19,437,118)                               $  19,442,493
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.6)%                                 $  (1,870,351)
                                                   -------------

NET ASSETS - 100.0%                                $  17,572,142

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  99.5%
Dow Chemical Co.+                         44,500   $   2,218,325
International Paper Co.+                  58,894       2,166,710
Praxair, Inc.                             37,187       1,779,770
Alcoa, Inc.                               53,165       1,615,684
EI Du Pont de Nemours & Co.               30,795       1,577,936
International Flavors &
  Fragrances, Inc.                        37,122       1,466,319
Air Products & Chemicals, Inc.            22,955       1,452,822
Valspar Corp.+                            30,075       1,399,690
Monsanto Co.                              21,000       1,354,500
Louisiana-Pacific Corp.+                  53,873       1,354,367
Lubrizol Corp.                            31,893       1,296,132
Phelps Dodge Corp.+                       12,445       1,266,030
Worthington Industries, Inc.+             63,336       1,221,118
Nucor Corp.+                              20,916       1,203,925
Newmont Mining Corp.+                     28,472       1,202,942
OM Group, Inc.*                           38,811       1,180,631
Ecolab, Inc.+                             34,328       1,134,540
International Steel Group, Inc.*          28,028       1,107,106
Packaging Corporation of
  America+                                42,853       1,040,899
Ball Corp.+                               24,023         996,474
Hercules, Inc.*                           67,880         982,902
Lyondell Chemical Co.+                    32,168         898,131
Georgia-Pacific Corp.                     24,372         864,962
United States Steel Corp.+                16,611         844,669
Smurfit-Stone Container Corp.*+           54,563         844,090
Peabody Energy Corp.                      18,130         840,507
Rohm & Haas Co.+                          17,024         817,152
Owens-Illinois, Inc.*                     31,408         789,597
Cleveland-Cliffs, Inc.+                   10,710         780,438
Cytec Industries, Inc.+                   13,670         741,597
Eastman Chemical Co.+                     12,437         733,783
Vulcan Materials Co.+                     12,779         726,231
FMC Corp.*                                13,391         715,749
Pactiv Corp.*                             28,658         669,164
Inco Ltd.*+                               16,382         652,004
Steel Dynamics, Inc.+                     18,485         636,808
Bowater, Inc.+                            15,880         598,200
Cemex SA de CV -- SP ADR+                 15,470         560,788
Freeport--McMoRan Copper & Gold,
  Inc. -- Class B+                        13,821         547,450
Arch Chemicals, Inc.                      18,994         540,759
Weyerhaeuser Co.                           7,720         528,820
Nalco Holding Co.*                        27,879         524,962
Massey Energy Co.+                        12,426         497,537
Southern Peru Copper Corp.+                8,820         489,157
Quanex Corp.+                              8,635         460,418
Great Lakes Chemical Corp.                14,282         458,738

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Eagle Materials, Inc.+                     5,557   $     449,784
Silgan Holdings, Inc.                      6,912         449,142
Agrium, Inc.                              23,025         420,206
Consol Energy, Inc.                        8,858         416,503
PolyOne Corp.*                            46,212         410,363
AptarGroup, Inc.                           7,726         401,597
PPG Industries, Inc.+                      5,599         400,440
Headwaters, Inc.*                         12,168         399,354
Texas Industries, Inc.                     7,115         382,431
Florida Rock Industries, Inc.+             6,483         381,330
Sonoco Products Co.                       12,825         370,001
Minerals Technologies, Inc.                5,400         355,212
Lafarge SA -- SP ADR                      14,486         352,010
Allegheny Technologies, Inc.              14,420         347,666
Crompton Corp.+                           22,365         326,529
Georgia Gulf Corp.                         6,970         320,481
Aracruz Celulose SA                        8,950         320,410
Carpenter Technology Corp.                 5,350         317,844
Sensient Technologies Corp.               14,613         315,056
Chesapeake Corp.                          14,799         311,075
Rock--Tenn Co. -- Class A                 21,436         285,099
Deltic Timber Corp.                        7,202         281,598
Neenah Paper, Inc.+                        8,323         279,819
Commercial Metals Co.                      7,965         269,934
Votorantim Celulose e Papel SA
  -- SP ADR                               20,290         263,770
Longview Fibre Co.                        14,049         263,559
Aleris International, Inc.*               10,535         262,848
BHP Billiton Ltd. -- SP ADR+               9,140         255,737
Amcol International Corp.                 12,470         233,937
Albemarle Corp.                            6,297         228,959
Wausau-Mosinee Paper Corp.                16,180         228,785
Agnico-Eagle Mines Ltd.+                  15,683         228,188
Caraustar Industries, Inc.*               15,930         205,497
RTI International Metals, Inc.*            8,681         203,135
A. Schulman, Inc.                          9,699         168,957
Omnova Solutions, Inc.*                   25,744         138,245
Penford Corp.                              8,095         131,544
Pope & Talbot, Inc.                        7,325         128,774
Syngenta AG -- SP ADR*                     5,780         121,380
Novelis, Inc.                              4,720         103,462
Gerdau SA -- SP ADR                        5,945          98,093
A.M. Castle & Co.*                         7,582          95,533
Greif, Inc. -- Class A                     1,200          83,616
IPSCO, Inc.                                1,400          71,400
Nova Chemicals Corp.+                      1,600          68,720
Kinross Gold Corp.*                       10,780          64,680
Mittal Steel NV Co. -- Class A*+           1,835          59,362
Terra Industries, Inc.*+                   6,170          47,879
Braskem SA -- SP ADR                       1,000          40,500


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
  Westlake Chemical Corp.                    100   $       3,235
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $52,429,436)                                  58,144,212
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.4%
Collateralized by U.S. Treasury
Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                 $   260,627         260,627
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $260,627)                                        260,627
                                                   -------------
SECURITIES LENDING COLLATERAL  21.9%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                    12,766,950      12,766,950
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,766,950)                                    12,766,950
                                                   -------------
TOTAL INVESTMENTS 121.8%
  (Cost $65,457,013)                               $  71,171,789
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.8)%                                 $ (12,759,650)
                                                   -------------

NET ASSETS - 100.0%                                $  58,412,139

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.2%
Amgen, Inc.*                              10,049   $     584,952
Genentech, Inc.*+                          8,393         475,128
Gilead Sciences, Inc.*                     8,559         306,412
Genzyme Corp.*                             5,149         294,729
Biogen Idec, Inc.*+                        7,296         251,785
Medimmune, Inc.*+                          8,824         210,099
Applera Corp. - Applied
  Biosystems Group+                        8,918         176,041
Invitrogen Corp.*+                         2,496         172,723
Charles River Laboratories
  International, Inc.*+                    3,597         169,203
Affymetrix, Inc.*+                         3,729         159,750
Millennium Pharmaceuticals,
  Inc.*+                                  18,804         158,330
Cephalon, Inc.*+                           3,285         153,837
Angiotech Pharmaceuticals,
  Inc.*+                                   7,679         117,873
Serologicals Corp.*+                       4,734         115,699
Celgene Corp.*+                            3,352         114,136
ImClone Systems, Inc.*                     3,264         112,608
Nabi Biopharmeceuticals*                   8,793         109,737
Pharmion Corp.*                            3,674         106,546
Chiron Corp.*+                             3,026         106,092
CV Therapeutics, Inc.*                     5,109         104,019
Vertex Pharmaceuticals, Inc.*             10,203          95,500
Cubist Pharmaceuticals, Inc.*              8,947          95,017
United Therapeutics Corp.*+                1,992          91,024
Myriad Genetics, Inc.*+                    4,783          87,959
Medarex, Inc.*                            11,852          84,505
Enzon Pharmaceuticals, Inc.*               8,237          83,935
InterMune, Inc.*                           6,872          75,592
ID Biomedical Corp.*+                      4,535          69,204
QLT, Inc.*                                 5,144          66,152
Ligand Pharmaceuticals, Inc. --
  Class B*+                               10,903          62,474
Abgenix, Inc.*                             8,750          61,250
Transkaryotic Therapies, Inc.*             2,385          59,542
Alkermes, Inc.*                            5,621          58,346
ICOS Corp.*                                2,289          51,411
Gen-Probe, Inc.*                             915          40,772
OSI Pharmaceuticals, Inc.*                   928          38,364
Amylin Pharmaceuticals, Inc.*              1,806          31,587
Martek Biosciences Corp.*+                   513          29,851
Techne Corp.*                                636          25,554
Incyte Corp.*                              3,303          22,560
Protein Design Labs, Inc.*                 1,364          21,810
Neurocrine Biosciences, Inc.*                547          20,819
Human Genome Sciences, Inc.*               1,795          16,550
Eyetech Pharmaceuticals, Inc.*               518          14,245
Vicuron Pharmaceuticals, Inc.*               577           9,094

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Onyx Pharmaceuticals, Inc.*+                 285   $       8,935
NPS Pharmaceuticals, Inc.*                   599           7,559
Dendreon Corp.*                            1,354           7,379
Northfield Laboratories, Inc.*               595           6,694
Applera Corp. - Celera Genomics
  Group*                                     504           5,166
Telik, Inc.*                                 339           5,112
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $4,606,925)                                    5,353,661
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                 $    39,274          39,274
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $39,274)                                          39,274
                                                   -------------
SECURITIES LENDING COLLATERAL  25.5%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     1,378,493       1,378,493
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,378,493)                                      1,378,493
                                                   -------------
TOTAL INVESTMENTS 125.4%
  (Cost $6,024,692)                                $   6,771,428
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.4)%                                 $  (1,372,996)
                                                   -------------

NET ASSETS - 100.0%                                $   5,398,432

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       1

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.5%
Altria Group, Inc.+                       44,562   $   2,913,909
Procter & Gamble Co.+                     48,365       2,563,345
Coca-Cola Co.                             59,410       2,475,615
PepsiCo, Inc.                             39,453       2,092,193
Anheuser-Busch Cos., Inc.+                34,980       1,657,702
Kimberly-Clark Corp.                      23,830       1,566,346
Colgate-Palmolive Co.                     29,280       1,527,538
Sysco Corp.+                              38,070       1,362,906
Archer-Daniels-Midland Co.                52,960       1,301,757
Avon Products, Inc.                       30,247       1,298,806
Sara Lee Corp.+                           56,790       1,258,466
H.J. Heinz Co.                            31,148       1,147,492
Kraft Foods, Inc. -- Class A              34,320       1,134,276
Estee Lauder Cos., Inc. -- Class
  A                                       24,650       1,108,757
Kroger Co.*+                              66,940       1,073,048
Coca-Cola Enterprises, Inc.               50,550       1,037,286
Dean Foods Co.*                           26,292         901,816
Tyson Foods, Inc. -- Class A              52,100         869,028
Supervalu, Inc.                           25,810         860,763
Hormel Foods Corp.                        27,368         851,418
Alberto-Culver Co. -- Class B             17,200         823,192
Smithfield Foods, Inc.*                   25,366         800,297
Molson Coors Brewing Co. --
  Class B+                                 9,127         704,331
Pilgrim's Pride Corp.                     19,320         690,110
7-Eleven, Inc.*                           28,231         678,109
UST, Inc.                                 12,700         656,590
Church & Dwight Co., Inc.                 17,840         632,785
Del Monte Foods Co.*                      57,095         619,481
Loews Corp. - Carolina Group              18,540         613,674
Corn Products International,
  Inc.                                    21,558         560,292
General Mills, Inc.+                      11,200         550,480
NBTY, Inc.*+                              21,845         548,091
Ralcorp Holdings, Inc.+                   10,950         518,483
Kellogg Co.                               10,460         452,604
Ruddick Corp.                             18,498         428,229
Hershey Foods Corp.+                       6,980         422,011
Safeway, Inc.*+                           22,608         418,926
WM Wrigley Jr Co.                          5,730         375,716
ConAgra Foods, Inc.+                      12,940         349,639
Clorox Co.+                                5,480         345,185
Hain Celestial Group, Inc.*               17,360         323,590
Reynolds American, Inc.                    3,720         299,795
Campbell Soup Co.                         10,100         293,102
Lance, Inc.                               16,300         261,941
J&J Snack Foods Corp.                      5,576         261,124

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Natures Sunshine Products, Inc.           11,273   $     193,557
McCormick & Co., Inc.                      5,080         174,904
Pepsi Bottling Group, Inc.+                5,090         141,757
Brown-Forman Corp. -- Class B              2,160         118,260
Performance Food Group Co.*                4,060         112,381
Whole Foods Market, Inc.+                  1,060         108,258
Albertson's, Inc.+                         5,200         107,380
Constellation Brands, Inc. --
  Class A*+                                1,920         101,510
Energizer Holdings, Inc.*                    860          51,428
PepsiAmericas, Inc.                        1,910          43,281
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $39,986,459)                                  42,782,960
                                                   -------------

                                            FACE
                                          AMOUNT
                                     -----------
REPURCHASE AGREEMENTS  0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                 $   134,155         134,155
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $134,155)                                        134,155
                                                   -------------
SECURITIES LENDING COLLATERAL  15.5%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     6,660,580       6,660,580
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,660,580)                                      6,660,580
                                                   -------------
TOTAL INVESTMENTS 115.3%
  (Cost $46,781,194)                               $  49,577,695
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.3)%                                 $  (6,584,040)
                                                   -------------

NET ASSETS - 100.0%                                $  42,993,655

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.5%
Intel Corp.                               30,623   $     711,372
Texas Instruments, Inc.                   15,383         392,113
Applied Materials, Inc.*                  17,175         279,094
Analog Devices, Inc.+                      5,091         183,989
Broadcom Corp. -- Class A*+                5,591         167,283
Maxim Integrated Products, Inc.+           4,051         165,564
KLA-Tencor Corp.*+                         3,576         164,532
Xilinx, Inc.+                              5,422         158,485
National Semiconductor Corp.               7,471         153,977
Micron Technology, Inc.*+                 13,978         144,532
Linear Technology Corp.+                   3,605         138,108
Novellus Systems, Inc.*+                   4,879         130,416
Lam Research Corp.*+                       4,424         127,677
Microchip Technology, Inc.                 4,868         126,617
Altera Corp.*                              5,894         116,583
Advanced Micro Devices, Inc.*+             7,220         116,386
Nvidia Corp.*                              4,493         106,754
Freescale Semiconductor, Inc. --
  Class B*                                 5,752          99,222
Intersil Corp. -- Class A                  5,009          86,756
MEMC Electronic Materials, Inc.*           6,442          86,645
Teradyne, Inc.*+                           5,901          86,155
International Rectifier Corp.*+            1,739          79,124
Fairchild Semiconductor
  International, Inc.*+                    4,740          72,664
Varian Semiconductor Equipment
  Associates, Inc.*+                       1,902          72,295
Cypress Semiconductor Corp.*+              5,266          66,352
LSI Logic Corp.*                          11,807          66,001
FEI Co.*                                   2,734          63,292
PMC - Sierra, Inc.*+                       7,116          62,621
Silicon Laboratories, Inc.*                2,093          62,183
Semtech Corp.*                             3,355          59,954
Integrated Device Technology,
  Inc.*                                    4,873          58,622
Rudolph Technologies, Inc.*                3,812          57,409
Rambus, Inc.*                              3,715          55,985
Microsemi Corp.*                           3,295          53,676
Atmel Corp.*                              17,835          52,613
Integrated Circuit Systems,
  Inc.*                                    2,688          51,395
Cymer, Inc.*                               1,900          50,863
Cohu, Inc.                                 3,180          50,721
Axcelis Technologies, Inc.*                6,884          50,253
ATMI, Inc.*                                1,964          49,179
Cree, Inc.*+                               2,226          48,415

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Brooks Automation, Inc.*                   3,177   $      48,227
Applied Micro Circuits Corp.*             14,191          46,688
Power Integrations, Inc.*                  2,148          44,872
Credence Systems Corp.*                    5,602          44,312
RF Micro Devices, Inc.*                    8,448          44,099
Helix Technology Corp.                     2,821          43,641
Micrel, Inc.*+                             4,588          42,301
Skyworks Solutions, Inc.*                  6,566          41,694
Lattice Semiconductor Corp.*               7,747          41,601
DSP Group, Inc.*                           1,583          40,778
Conexant Systems, Inc.*                   25,658          38,487
Dupont Photomasks, Inc.*                   1,397          37,258
Cabot Microelectronics Corp.*+             1,168          36,652
Exar Corp.*                                2,727          36,542
Photronics, Inc.*                          1,937          35,060
Amkor Technology, Inc.*                    8,584          33,134
Triquint Semiconductor, Inc.*              8,280          27,986
Standard Microsystems Corp.*               1,583          27,481
Supertex, Inc.*                            1,434          26,256
Advanced Energy Industries,
  Inc.*                                    2,425          23,450
Actel Corp.*                               1,514          23,285
Ultratech, Inc.*                           1,575          22,995
Pericom Semiconductor Corp.*               2,442          20,928
ESS Technologies, Inc.*                    3,579          18,861
LTX Corp.*                                 3,327          14,772
Alliance Semiconductor Corp.*              5,697          14,185
Kopin Corp.*                               4,583          14,070
Kulicke & Soffa Industries,
  Inc.*                                    2,177          13,693
Tessera Technologies, Inc.*+                 160           6,917
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $5,100,203)                                    5,836,102
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                      $     28,923          28,923
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $28,923)                                          28,923
                                                   -------------
SECURITIES LENDING COLLATERAL  11.5%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                       673,809         673,809
                                                   -------------


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $673,809)                                          673,809
                                                   -------------
TOTAL INVESTMENTS 111.5%
  (Cost $5,802,935)                                $   6,538,834
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.5)%                                 $    (672,915)
                                                   -------------

NET ASSETS - 100.0%                                $   5,865,919

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.9%
Exxon Mobil Corp.                        105,305   $   6,276,178
BP PLC -- SP ADR                          73,050       4,558,320
Total SA -- SP ADR+                       31,110       3,647,025
ChevronTexaco Corp.                       56,940       3,320,171
Royal Dutch Petroleum Co.                 53,610       3,218,744
ConocoPhillips                            29,119       3,140,193
Shell Transport & Trading  Co.
  PLC -- SP ADR+                          53,625       2,915,055
Devon Energy Corp.+                       39,476       1,884,979
Amerada Hess Corp.+                       18,940       1,822,217
Occidental Petroleum Corp.+               25,580       1,820,529
Halliburton Co.                           41,423       1,791,545
Weatherford International Ltd.*+          29,946       1,735,071
Valero Energy Corp.                       22,840       1,673,487
Transocean, Inc.*+                        30,712       1,580,439
Anadarko Petroleum Corp.                  20,737       1,578,086
Apache Corp.                              24,028       1,471,234
Repsol YPF SA -- SP ADR+                  54,107       1,436,541
National-Oilwell, Inc.*+                  30,064       1,403,989
Premcor, Inc.                             23,260       1,388,157
Burlington Resources, Inc.                27,600       1,381,932
Marathon Oil Corp.+                       28,575       1,340,739
Kerr-McGee Corp.+                         15,884       1,244,194
Schlumberger Ltd.                         17,330       1,221,418
Williams Cos., Inc.+                      63,360       1,191,802
Unocal Corp.+                             19,210       1,185,065
BJ Services Co.+                          22,700       1,177,676
Stone Energy Corp.*                       24,224       1,176,560
Grant Prideco, Inc.*                      48,654       1,175,481
Baker Hughes, Inc.+                       26,254       1,168,040
Unit Corp.*                               24,607       1,111,498
EOG Resources, Inc.+                      22,190       1,081,541
Diamond Offshore Drilling, Inc.+          21,521       1,073,898
Spinnaker Exploration Co.*                27,600         980,628
XTO Energy, Inc.+                         29,656         973,903
Murphy Oil Corp.                           9,400         928,062
Chesapeake Energy Corp.+                  37,455         821,763
Nabors Industries Ltd.*+                  13,660         807,852
Hanover Compressor Co.*+                  64,720         781,170
Sunoco, Inc.                               7,303         756,006
Helmerich & Payne, Inc.+                  18,519         735,019
Pogo Producing Co.+                       14,800         728,752
SEACOR Holdings, Inc.*                    11,100         707,625
Oceaneering International, Inc.*          17,690         663,375
Newfield Exploration Co.*                  8,820         654,973
Noble Corp.+                              11,500         646,415
Forest Oil Corp.*+                        15,550         629,775

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Tidewater, Inc.+                          16,196   $     629,377
Cimarex Energy Co.*+                      15,699         612,261
Provident Energy Trust+                   61,800         611,202
Cooper Cameron Corp.*+                    10,172         581,940
Veritas DGC, Inc.*+                       19,282         577,689
Overseas Shipholding Group, Inc.           9,024         567,700
Petro-Canada                               9,793         566,623
Vintage Petroleum, Inc.+                  17,623         554,420
Swift Energy Co.*+                        19,170         545,195
Kinder Morgan, Inc.+                       7,020         531,414
Pioneer Natural Resources Co.+            11,900         508,368
Hydril*+                                   8,216         479,897
Offshore Logistics, Inc.*                 13,562         451,886
Southwestern Energy Co.*+                  7,698         436,938
ENSCO International, Inc.                 11,600         436,856
Rowan Cos., Inc.                          14,400         430,992
W-H Energy Services, Inc.*                17,256         412,936
Patina Oil & Gas Corp.                     9,100         364,000
Remington Oil & Gas Corp.*                10,490         330,645
El Paso Corp.+                            30,381         321,431
Cabot Oil & Gas Corp.                      5,600         308,840
Noble Energy, Inc.+                        4,500         306,090
CARBO Ceramics, Inc.                       4,100         287,615
Lone Star Technologies, Inc.*              6,900         272,067
Houston Exploration Co.*                   4,700         267,665
Patterson-UTI Energy, Inc.                10,012         250,500
Cal Dive International, Inc.*+             5,407         244,937
Petroleum Development Corp.*               4,796         180,761
St. Mary Land & Exploration Co.            3,400         170,170
Petrofund Energy Trust+                   11,600         169,592
Tesoro Corp.*+                             4,355         161,222
Frontline, Ltd.                            3,100         151,900
EnCana Corp.                               1,800         126,756
Plains Exploration & Production
  Co.*                                     3,600         125,640
Atwood Oceanics, Inc.*                     1,874         124,696
ENI-Ente Nazionale Idrocarburi
  -- SP ADR+                                 900         117,144
Universal Compression Holdings,
  Inc.*                                    2,787         105,544
Canadian Natural Resources Ltd.            1,700          96,594
Precision Drilling Corp.*                  1,120          83,619
Smith International, Inc.+                 1,300          81,549
Tetra Technologies, Inc.*                  2,700          76,788
Maverick Tube Corp.*                       2,300          74,773
Western Gas Resources, Inc.                2,100          72,345
General Maritime Corp*                     1,200          58,128


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Kinder Morgan Energy Partners-LP           1,200   $      54,000
Whiting Petroleum Corp.*                     400          16,312
Ship Finance International Ltd.              330           6,699
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $68,387,617)                                  86,950,838
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                $    911,994         911,994
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $911,994)                                        911,994
                                                   -------------
SECURITIES LENDING COLLATERAL 19.3%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                    16,818,132      16,818,132
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,818,132)                                    16,818,132
                                                   -------------
TOTAL INVESTMENTS 120.2%
  (Cost $86,117,743)                               $ 104,680,964
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.2)%                                 $ (17,604,579)
                                                   -------------

NET ASSETS - 100.0%                                $  87,076,385

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.4%
Schlumberger Ltd.                         68,386   $   4,819,845
Halliburton Co.                           98,270       4,250,178
National-Oilwell Varco, Inc.*+            80,814       3,774,014
Weatherford International Ltd.*+          55,300       3,204,082
Baker Hughes, Inc.+                       69,156       3,076,751
Transocean, Inc.*+                        57,105       2,938,623
BJ Services Co.+                          54,474       2,826,111
Diamond Offshore Drilling, Inc.+          48,187       2,404,531
Nabors Industries Ltd.*+                  39,962       2,363,353
Cooper Cameron Corp.*+                    40,015       2,289,258
Noble Corp.+                              39,701       2,231,593
Grant Prideco, Inc.*                      83,260       2,011,562
ENSCO International, Inc.+                50,653       1,907,592
Patterson-UTI Energy, Inc.+               73,438       1,837,419
Tidewater, Inc.+                          41,807       1,624,620
Veritas DGC, Inc.*+                       53,883       1,614,335
Pride International, Inc.*                64,324       1,597,808
Helmerich & Payne, Inc.+                  40,022       1,588,473
Smith International, Inc.+                24,699       1,549,368
Unit Corp.*                               33,079       1,494,178
Rowan Cos., Inc.                          49,355       1,477,195
SEACOR Holdings, Inc.*+                   20,862       1,329,953
Oceaneering International, Inc.*          32,047       1,201,763
Atwood Oceanics, Inc.*                    16,425       1,092,920
Offshore Logistics, Inc.*                 30,750       1,024,590
Cal Dive International, Inc.*+            21,005         951,527
Lone Star Technologies, Inc.*             23,954         944,506
Hydril*+                                  15,607         911,605
W-H Energy Services, Inc.*                35,354         846,021
Maverick Tube Corp.*                      23,932         778,029
Universal Compression Holdings,
  Inc.*                                   20,362         771,109
CARBO Ceramics, Inc.                       9,389         658,638
FMC Technologies, Inc.*                   16,162         536,255
Tetra Technologies, Inc.*                 16,715         475,375
Grey Wolf, Inc.*                          23,911         157,334
Todco -- Class A*                          5,566         143,826
Input/Output, Inc.*+                      22,074         142,377
NS Group, Inc.*                            2,940          92,345
Hanover Compressor Co.*+                   6,474          78,141
Superior Energy Services*                  3,680          63,296
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $54,210,930)                                  63,080,499
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05               $     337,087   $     337,087
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $337,087)                                        337,087
                                                   -------------
SECURITIES LENDING COLLATERAL 22.3%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                    14,176,213      14,176,213
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,176,213)                                    14,176,213
                                                   -------------
TOTAL INVESTMENTS 122.2%
  (Cost $68,724,230)                               $  77,593,799
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.2)%                                 $ (14,095,365)
                                                   -------------

NET ASSETS - 100.0%                                $  63,498,434

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.5%
Citigroup, Inc.                           18,590   $     835,435
American International Group,
  Inc.                                    12,612         698,831
Wachovia Corp.+                           12,630         642,993
J.P. Morgan Chase & Co.                   17,971         621,797
Fannie Mae+                                9,830         535,243
American Express Co.                       9,406         483,186
Golden West Financial Corp.+               7,900         477,950
National City Corp.                       13,990         468,665
Countrywide Financial Corp.+              14,050         456,063
Bank of New York Co., Inc.                15,134         439,643
XL Capital Ltd.                            5,910         427,707
Principal Financial Group, Inc.           11,078         426,392
ACE Ltd.+                                 10,130         418,065
Vornado Realty Trust+                      5,881         407,377
CNA Financial Corp.*                      14,360         402,942
Plum Creek Timber (REIT) Co.,
  Inc.                                    11,197         399,733
Annaly Mortgage Management,
  Inc.+                                   20,460         383,830
Trizec Properties, Inc.                   20,160         383,040
Genworth Financial, Inc. --
  Class A+                                13,680         376,474
American Financial Group,
  Inc./OH+                                12,052         371,202
AMB Property Corp.                         9,784         369,835
New Century Financial Corp.                7,782         364,353
SL Green Realty Corp.                      6,424         361,157
Reinsurance Group of America,
  Inc.+                                    8,460         360,227
AmerUs Group Co.+                          7,623         360,187
Crescent Real Estate EQT Co.              21,950         358,663
First American Corp.                      10,880         358,387
CBL & Associates Properties,
  Inc.                                     4,959         354,618
Nationwide Financial Services,
  Inc.                                     9,865         354,153
Ohio Casualty Corp.*                      15,320         352,054
Entertainment Properties Trust             8,460         350,498
PrivateBancorp, Inc.                      11,132         349,656
Commercial Federal Corp.                  12,639         349,468
Irwin Financial Corp.                     15,059         346,658
FirstFed Financial Corp.*                  6,780         345,848
Republic Bancorp, Inc./MI                 25,435         344,390
Community Bank System, Inc.               14,846         340,122
Greater Bay Bancorp                       13,930         340,031
MBNA Corp.                                13,672         335,648
Moody's Corp.+                             4,131         334,033
Bankunited Financial Corp. --
  Class A*                                12,361         332,016

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Stewart Information Services               8,579   $     321,884
  Corp.
CB Richard Ellis Group, Inc. --
  Class A*                                 9,143         319,914
First Bancorp Puerto Rico+                 7,568         319,748
W Holding Co., Inc.                       31,620         318,413
Student Loan Corp.                         1,521         317,904
Uniao de Bancos Brasileiros SA             8,950         307,701
Banco Itau Holding Financeira
  SA -- SP ADR                             3,790         307,558
Banco Bradesco SA -- SP ADR+              10,570         306,530
UBS AG+                                    3,542         298,945
RenaissanceRe Holdings Ltd.+               6,340         296,078
Flagstar Bancorp, Inc.+                   14,900         291,295
Capital One Financial Corp.+               3,816         285,322
Mellon Financial Corp.                     9,608         274,212
Nara Bancorp, Inc.                        18,900         265,545
Loews Corp.                                3,288         241,799
Radian Group, Inc.                         4,840         231,062
State Street Corp.+                        5,220         228,218
Doral Financial Corp.+                     9,950         217,805
Eaton Vance Corp.                          8,975         210,374
Bank of America Corp.                      4,240         186,984
Charles Schwab Corp.+                     14,915         156,757
BankAtlantic Bancorp, Inc. --
  Class A                                  6,840         119,016
Franklin Resources, Inc.                   1,640         112,586
Morgan Stanley                             1,930         110,492
Axis Capital Holdings Ltd.                 3,920         105,997
Merrill Lynch & Co., Inc.                  1,760          99,616
SLM Corp.                                  1,922          95,792
UICI                                       3,480          84,390
Riggs National Corp.                       3,510          67,006
ING Groep NV -- SP ADR                     2,175          65,750
General Growth Properties, Inc.            1,840          62,744
Chicago Mercantile Exchange
  Holdings, Inc.+                            312          60,537
First Marblehead Corp.*+                   1,035          59,544
Wells Fargo & Co.                            929          55,554
Bear Stearns Cos., Inc.                      539          53,846
Legg Mason, Inc.+                            618          48,291
MoneyGram International, Inc.              2,285          43,164
Investors Financial Services
  Corp.+                                     769          37,612
AmeriCredit Corp.*                         1,180          27,659
American Capital Strategies,
  Ltd.+                                      880          27,641


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Piper Jaffray Cos., Inc.*                    686   $      25,101
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $24,343,994)                                  24,084,956
                                                   -------------

                                            FACE
                                          AMOUNT
                                    ------------
REPURCHASE AGREEMENTS  0.4%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                 $    97,914          97,914
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $97,914)                                          97,914
                                                   -------------
SECURITIES LENDING COLLATERAL  15.0%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     3,638,042       3,638,042
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,638,042)                                      3,638,042
                                                   -------------
TOTAL INVESTMENTS 114.9%
  (Cost $28,079,950)                               $  27,820,912
                                                   --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.9)%                                 $  (3,608,698)
                                                   --------------

NET ASSETS - 100.0%                                $  24,212,214

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.

REIT  - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                       2

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.5%
Pfizer, Inc.                              91,848   $   2,412,847
Johnson & Johnson, Inc.+                  30,961       2,079,341
Abbott Laboratories                       27,844       1,298,087
Amgen, Inc.*+                             22,145       1,289,060
UnitedHealth Group, Inc.+                 11,657       1,111,845
Bristol-Myers Squibb Co.+                 38,221         973,107
Eli Lilly & Co.                           16,075         837,508
Aetna, Inc.+                               9,932         744,403
Merck & Co., Inc.                         22,285         721,365
Medtronic, Inc.                           14,131         719,974
Boston Scientific Corp.*                  23,481         687,758
Caremark Rx, Inc.*+                       16,593         660,070
Cardinal Health, Inc.+                    10,534         587,797
HCA, Inc.+                                10,709         573,681
Genzyme Corp.*                             9,696         554,999
Zimmer Holdings, Inc.*+                    7,116         553,696
Wyeth                                     11,940         503,629
Genentech, Inc.*+                          8,661         490,299
Biogen Idec, Inc.*+                       12,410         428,269
Allergan, Inc.+                            5,975         415,083
WellPoint, Inc.*                           3,220         403,627
St. Jude Medical, Inc.*                   11,021         396,756
Forest Laboratories, Inc.*+               10,595         391,485
Becton, Dickinson & Co.                    6,061         354,084
Express Scripts, Inc.*+                    3,902         340,215
Quest Diagnostics, Inc.+                   3,200         336,416
Patterson Cos., Inc.*+                     6,703         334,815
Medimmune, Inc.*+                         12,470         296,911
C.R. Bard, Inc.                            4,334         295,059
Schering AG -- SP ADR+                     4,309         287,841
IVAX Corp.*+                              14,360         283,897
IMS Health, Inc.                          11,605         283,046
Pacificare Health Systems, Inc.*           4,640         264,109
DENTSPLY International, Inc.               4,512         245,498
Fisher Scientific
  International, Inc.*+                    4,082         232,347
Bausch & Lomb, Inc.+                       3,112         228,110
Waters Corp.*                              6,360         227,624
Laboratory Corporation of
  America Holdings*+                       4,675         225,335
Coventry Health Care, Inc.*                3,297         224,658
Thermo Electron Corp.*                     8,680         219,517
Hillenbrand Industries, Inc.               3,719         206,293
Biomet, Inc.                               5,493         199,396
Kinetic Concepts, Inc.*                    3,242         193,385
Covance, Inc.*                             4,002         190,535
Gilead Sciences, Inc.*                     5,287         189,275
Endo Pharmaceuticals Holdings,
  Inc.*                                    8,260         186,263

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Charles River Laboratories
  International, Inc.*+                    3,940   $     185,338
Henry Schein, Inc.*                        5,160         184,934
Invitrogen Corp.*+                         2,644         182,965
Affymetrix, Inc.*+                         4,035         172,859
WebMD Corp.*+                             19,834         168,589
Cephalon, Inc.*+                           3,600         168,588
American Pharmaceutical
  Partners, Inc.*                          3,240         167,638
Edwards Lifesciences Corp.*+               3,842         166,051
Hospira, Inc.*                             5,136         165,739
PerkinElmer, Inc.                          7,981         164,648
Dade Behring Holdings, Inc.*               2,710         159,700
Schering-Plough Corp.                      8,614         156,344
Cytyc Corp.*                               6,790         156,238
Humana, Inc.*+                             4,865         155,388
DaVita, Inc.*                              3,620         151,497
Millennium Pharmaceuticals,
  Inc.*+                                  17,810         149,960
Altana AG -- SP ADR                        2,283         144,971
Omnicare, Inc.+                            3,965         140,559
Millipore Corp.*                           3,162         137,231
WellChoice, Inc.*                          2,540         135,407
Varian Medical Systems, Inc.*+             3,928         134,652
Health Management Associates,
  Inc. -- Class A+                         5,120         134,042
Pharmaceutical Product
  Development, Inc.*                       2,766         134,013
Beckman Coulter, Inc.+                     1,996         132,634
Cerner Corp.*+                             2,510         131,800
Manor Care, Inc.+                          3,535         128,533
Sierra Health Services, Inc.*+             1,952         124,616
Andrx Corp.*                               5,046         114,393
Universal Health Services, Inc.
  -- Class B+                              2,140         112,136
Immucor, Inc.*                             3,600         108,684
Novo-Nordisk A/S -- SP ADR                 1,836         102,486
Invacare Corp.                             2,180          97,293
Varian, Inc.*                              2,560          96,998
Centene Corp.*+                            3,178          95,308
Baxter International, Inc.                 2,655          90,217
Community Health Systems, Inc.*            2,559          89,335
Stryker Corp.+                             1,959          87,391
American Healthways, Inc.*+                2,639          87,140
Haemonetics Corp./MA*                      2,002          84,404
Par Pharmaceutical Cos., Inc.*+            2,362          78,985
Chemed Corp.                               1,023          78,239
Biosite, Inc.*+                            1,356          70,553


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Priority Healthcare Corp. --
  Class B*                                 3,070   $      66,404
Conmed Corp.*                              2,198          66,204
LCA-Vision, Inc.                           1,930          64,269
Vertex Pharmaceuticals, Inc.*              6,755          63,227
Hologic, Inc.*                             1,950          62,156
ArthroCare Corp.*                          1,950          55,575
Mentor Corp.+                              1,710          54,891
Analogic Corp.                             1,210          52,333
SurModics, Inc.*+                          1,590          50,737
Amedisys, Inc.*                            1,450          43,863
Serono SA -- SP ADR                        1,680          30,492
Regeneron Pharmaceuticals, Inc.*             565           2,887
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $26,857,583)                                  30,820,849
                                                   -------------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                  $  149,885         149,885
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $149,885)                                        149,885
                                                   -------------
SECURITIES LENDING COLLATERAL  19.0%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     5,886,849       5,886,849
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,886,849)                                      5,886,849
                                                   -------------
TOTAL INVESTMENTS 119.0%
  (Cost $32,894,317)                               $  36,857,583
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.0)%                                 $  (5,889,386)
                                                   -------------

NET ASSETS - 100.0%                                $  30,968,197

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.5%
Cisco Systems, Inc.*                      36,302   $     649,443
Yahoo!, Inc.*+                            15,537         526,704
Time Warner, Inc.*                        28,868         506,633
Qualcomm, Inc.                            11,686         428,292
Research In Motion Ltd.*+                  4,384         335,025
eBay, Inc.*                                8,453         314,959
Amazon.com, Inc.*+                         8,804         301,713
Juniper Networks, Inc.*+                  13,020         287,221
Qwest Communications
  International, Inc.*+                   55,460         205,202
CheckFree Corp.*+                          5,005         204,004
Ask Jeeves, Inc.*                          6,136         172,299
E*Trade Financial Corp.*                  13,463         161,556
InterActiveCorp*+                          7,133         158,852
Symantec Corp.*+                           7,377         157,351
Sun Microsystems, Inc.*+                  37,966         153,383
PalmOne, Inc.*+                            5,900         149,742
Red Hat, Inc.*                            13,315         145,267
EarthLink, Inc.*                          15,736         141,624
WebMD Corp.*+                             16,468         139,978
DoubleClick, Inc.*+                       17,949         138,207
Netflix, Inc.*+                           12,262         133,043
United Online, Inc.*+                     11,843         123,996
Broadcom Corp. -- Class A*+                4,113         123,061
Intuit, Inc.*+                             2,786         121,943
Internet Security Systems, Inc.*           6,580         120,414
TIBCO Software, Inc.*                     15,611         116,302
McAfee, Inc.*                              4,535         102,310
VeriSign, Inc.*+                           3,469          99,560
Akamai Technologies, Inc.*                 6,612          84,171
Check Point Software
  Technologies Ltd.*                       3,840          83,482
InfoSpace, Inc.*                           1,903          77,699
Digital River, Inc.*                       2,373          73,943
Google, Inc. -- Class A*+                    390          70,399
NetBank, Inc.                              8,179          69,358
ValueClick, Inc.*                          6,362          67,501
Siebel Systems, Inc.*                      6,900          62,997
Websense, Inc.*                            1,092          58,750
CIENA Corp.*                              32,224          55,425
BEA Systems, Inc.*                         6,014          47,932
Monster Worldwide, Inc.*+                  1,606          45,048
Verity, Inc.*                              4,388          41,467
Macromedia, Inc.*+                         1,229          41,171
F5 Networks, Inc.*                           520          26,255
Priceline.com, Inc.*                         957          24,116
Overstock.com, Inc.*                         390          16,766
Jupitermedia Corp.*                        1,064          16,503
CNET Networks, Inc.*                       1,669          15,755
FindWhat.com*                              1,454          15,078

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Foundry Networks, Inc.*+                   1,337   $      13,236
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $5,736,627)                                    7,225,136
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                $     31,298          31,298
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $31,298)                                          31,298
                                                   -------------
SECURITIES LENDING COLLATERAL 11.8%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                       854,485         854,485
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $854,485)                                          854,485
                                                   -------------
TOTAL INVESTMENTS 111.7%
  (Cost $6,622,410)                                $   8,110,919
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (11.7)%                                 $    (846,690)
                                                   -------------

NET ASSETS - 100.0%                                $   7,264,229

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       1

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.5%
News Corp. -- Class A                    186,668   $   3,158,431
Time Warner, Inc.*+                      145,106       2,546,610
Viacom, Inc. -- Class B                   65,080       2,266,736
McDonald's Corp.                          63,355       1,972,875
Walt Disney Co.+                          63,294       1,818,437
Starbucks Corp.*                          28,883       1,492,096
Hilton Hotels Corp.+                      54,427       1,216,443
Darden Restaurants, Inc.+                 35,899       1,101,381
International Game Technology,
  Inc.                                    40,586       1,082,023
Marriott International, Inc. --
  Class A+                                16,085       1,075,443
Mandalay Resort Group                     14,350       1,011,532
Brunswick Corp.                           21,110         989,004
Hasbro, Inc.+                             46,293         946,692
Carnival Corp.+                           17,700         917,037
Electronic Arts, Inc.*+                   16,747         867,160
Marvel Enterprises, Inc.*+                43,229         864,580
GTECH Holdings Corp.+                     36,384         856,116
Choice Hotels International,
  Inc.                                    13,792         854,414
Applebee's International, Inc.            30,130         830,383
Krispy Kreme Doughnuts, Inc.*+           101,365         773,415
Ruby Tuesday, Inc.+                       31,757         771,378
Argosy Gaming Co.*                        16,573         761,032
Rare Hospitality International,
  Inc.*                                   23,880         737,414
CEC Entertainment, Inc.*+                 19,535         714,981
Jakks Pacific, Inc.*                      31,554         677,464
International Speedway Corp. --
  Class A                                 12,409         673,188
Harrah's Entertainment, Inc.+              9,319         601,821
Activision, Inc.*                         38,406         568,409
Jack in the Box, Inc.*                    15,095         560,025
Napster, Inc.*+                           79,080         514,811
Yum! Brands, Inc.+                         9,845         510,069
Outback Steakhouse, Inc.                  11,116         509,002
Polaris Industries, Inc.                   7,002         491,751
Penn National Gaming, Inc.*               15,500         455,390
Royal Caribbean Cruises Ltd.+             10,060         449,581
Starwood Hotels & Resorts
  Worldwide, Inc.+                         6,641         398,659
Wendy's International, Inc.+               9,477         369,982
MGM Mirage, Inc.*                          4,557         322,727
Eastman Kodak Co.+                         9,355         304,505
Mattel, Inc.+                             13,444         287,029
Caesars Entertainment, Inc.*+             13,810         273,300
Aztar Corp.*+                              8,170         233,335
Ryan's Restaurant Group, Inc.*            15,515         225,433

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Arctic Cat, Inc.                           7,406   $     200,406
Lone Star Steakhouse & Saloon,
  Inc.                                     6,920         200,023
Nautilus Group, Inc.                       8,070         191,743
Wynn Resorts Ltd.*+                        2,529         171,314
Bally Total Fitness Holding
  Corp.*                                  40,540         141,079
Pixar*+                                    1,148         111,987
Boyd Gaming Corp.                          1,750          91,263
Station Casinos, Inc.+                       920          62,146
Multimedia Games, Inc.*                    7,140          55,406
Meade Instruments Corp.*                  18,972          55,209
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $36,489,697)                                  39,332,670
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.6%

Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $   231,144         231,144
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $231,144)                                        231,144
                                                   -------------
SECURITIES LENDING COLLATERAL  24.9%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     9,840,000       9,840,000
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,840,000)                                      9,840,000
                                                   -------------
TOTAL INVESTMENTS 125.0%
  (Cost $46,560,841)                               $  49,403,814
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.0)%                                 $  (9,869,298)
                                                   -------------
NET ASSETS - 100.0%                                $  39,534,516

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       1

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS 99.6%
Newmont Mining Corp.+                     87,538   $   3,698,480
Freeport--McMoRan Copper & Gold,
  Inc. -- Class B+                        63,106       2,499,629
Barrick Gold Corp.+                       73,790       1,768,008
Placer Dome, Inc.                         90,079       1,461,081
AngloGold Ashanti Ltd. -- SP ADR+         38,791       1,336,350
Gold Fields Ltd. -- SP ADR+              111,662       1,282,996
Goldcorp, Inc.+                           87,032       1,236,725
Harmony Gold Mining Co. Ltd. --
  SP ADR+                                148,243       1,156,295
Wheaton River Minerals Ltd.*+            297,422       1,055,848
Pan American Silver Corp.*                61,031         967,647
Coeur d'Alene Mines Corp.*               246,117         903,249
Glamis Gold Ltd.                          57,788         902,071
Agnico-Eagle Mines Ltd.+                  60,118         874,717
Kinross Gold Corp.*                      131,081         786,486
Meridian Gold, Inc.*+                     46,478         782,690
Bema Gold Corp.*                         274,777         736,402
Hecla Mining Co.*+                       127,581         699,144
Silver Standard Resources,
  Inc.*+                                  60,145         696,479
Apex Silver Mines Ltd.*                   37,771         605,091
Stillwater Mining Co.*                    57,797         569,300
Randgold Resources Ltd. -- SP
  ADR*+                                   44,014         544,013
Golden Star Resources Ltd.*+             183,449         526,499
Novagold Resources, Inc.*+                53,202         442,109
Crystallex International Corp.*          114,996         403,636
DRDGOLD Ltd. -- SP ADR*+                 402,935         366,671
Cambior, Inc.*+                          157,003         340,697
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $21,302,285)                                  26,642,313
                                                   -------------
                                            FACE
                                          AMOUNT
                                   -------------
REPURCHASE AGREEMENTS 0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                $    130,726         130,726
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $130,726)                                        130,726
                                                   -------------
SECURITIES LENDING COLLATERAL  35.6%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     9,522,713       9,522,713
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,522,713)                                      9,522,713
                                                   -------------
TOTAL INVESTMENTS 135.7%
  (Cost $30,955,724)                               $  36,295,752
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (35.7)%                                 $  (9,543,160)
                                                   -------------
NET ASSETS - 100.0%                                $  26,752,592

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.1%
Realty Income Corp.                       29,514   $     675,282
Equity Office Properties Trust            16,031         483,014
Simon Property Group, Inc.                 7,653         463,619
Equity Residential                        12,071         388,807
Vornado Realty Trust+                      5,375         372,326
Public Storage, Inc.+                      6,334         360,658
General Growth Properties, Inc.+          10,367         353,515
Boston Properties, Inc.                    5,626         338,854
Plum Creek Timber (REIT) Co.,
  Inc.                                     9,475         338,258
Archstone-Smith Trust+                     9,331         318,280
ProLogis                                   8,576         318,170
KIMCO Realty Corp.+                        5,885         317,202
Host Marriott Corp.+                      18,740         310,334
St Joe Co.                                 4,550         306,215
AvalonBay Communities, Inc.+               4,154         277,861
iStar Financial, Inc.                      6,630         273,023
Developers Diversified Realty
  Corp.                                    6,545         260,164
Duke Realty Corp.+                         8,527         254,531
Apartment Investment &
  Management Co. -- Class A+               6,667         248,012
Liberty Property Trust                     5,933         231,684
AMB Property Corp.                         6,023         227,669
Trizec Properties, Inc.                   11,640         221,160
Macerich Co.+                              4,043         215,411
Health Care Property Investors,
  Inc.                                     9,164         215,079
Weingarten Realty Investors+               6,215         214,480
United Dominion Realty Trust,
  Inc.                                    10,126         211,330
Hospitality Properties Trust               5,192         209,653
Regency Centers Corp.+                     4,400         209,572
Federal Realty Investment Trust+           4,246         205,294
Catellus Development Corp.                 7,650         203,873
Mills Corp.+                               3,840         203,136
Reckson Associates Realty Corp.            6,564         201,515
Rayonier, Inc.+                            4,060         201,092
Thornburg Mortgage, Inc.                   7,142         200,262
Forest City Enterprises, Inc. --
  Class A                                  3,138         200,204
SL Green Realty Corp.                      3,540         199,019
Mack-Cali Realty Corp.                     4,618         195,572
Camden Property Trust                      4,130         194,234
Pan Pacific Retail Properties,
  Inc.                                     3,409         193,461
HRPT Properties Trust                     16,220         193,180

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
New Plan Excel Realty Trust+               7,658   $     192,292
Arden Realty, Inc.                         5,661         191,625
Annaly Mortgage Management,
  Inc.+                                   10,160         190,602
CBL & Associates Properties,
  Inc.                                     2,653         189,716
Friedman Billings Ramsey Group,
  Inc. -- Class A+                        11,530         182,981
CenterPoint Properties Trust               4,450         182,450
Ventas, Inc.                               7,240         180,710
Crescent Real Estate EQT Co.              10,934         178,662
First Industrial Realty Trust,
  Inc.                                     4,679         177,007
Shurgard Storage Centers, Inc.
  -- Class A                               4,290         175,804
Highwoods Properties, Inc.+                6,309         169,207
Healthcare Realty Trust, Inc.              4,610         167,988
Capital Automotive REIT+                   4,912         162,685
BRE Properties -- Class A                  4,604         162,521
Essex Property Trust, Inc.+                2,267         156,287
Brandywine Realty Trust                    5,386         152,962
Health Care REIT, Inc.                     4,726         151,232
Home Properties, Inc.                      3,876         150,389
CarrAmerica Realty Corp.+                  4,753         149,957
Taubman Centers, Inc.                      5,364         148,797
Nationwide Health Properties,
  Inc.                                     7,313         147,796
Cousins Properties, Inc.                   5,649         146,140
Prentiss Properties Trust                  4,257         145,419
Washington Real Estate
  Investment Trust                         5,001         143,779
Pennsylvania Real Estate
  Investment Trust                         3,564         143,701
Lexington Corporate  Properties
  Trust+                                   6,539         143,466
Kilroy Realty Corp.                        3,463         141,671
Heritage Property Investment
  Trust                                    4,768         141,514
Alexandria Real Estate
  Equities, Inc.                           2,189         140,928
Entertainment Properties Trust             3,296         136,553
Commercial Net Lease Realty                7,300         134,685
Gables Residential Trust                   4,023         133,966
Colonial Properties Trust                  3,453         132,630
PS Business Parks, Inc.                    3,238         130,491
Post Properties, Inc.                      4,121         127,916
Senior Housing Properties Trust            7,650         127,602
LaSalle Hotel Properties                   4,046         117,536
Corporate Office Properties
  Trust SBI/MD                             4,414         116,883


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
FelCor Lodging Trust, Inc.*                9,403   $     116,879
Equity Lifestyle Properties,
  Inc.                                     3,265         115,091
Eastgroup Properties                       3,050         114,985
Sovran Self Storage, Inc.                  2,860         113,342
Glimcher Realty Trust                      4,700         111,390
Sun Communities, Inc.                      3,084         110,407
Equity Inns, Inc.                          9,611         106,009
National Health Investors, Inc.            3,992         103,712
Mid-America Apartment
  Communities, Inc.                        2,695          98,368
Parkway Properties, Inc./MD                2,093          97,743
Kramont Realty Trust                       4,158          97,297
CRT Properties, Inc.                       4,389          95,592
Glenborough Realty Trust, Inc.             4,969          95,007
AMLI Residential Properties
  Trust                                    3,460          94,769
Tanger Factory Outlet Centers,
  Inc.                                     4,136          90,992
Cornerstone Realty Income
  Trust, Inc.                              9,148          90,748
Meristar Hospitality Corp.*               12,762          89,334
Innkeepers USA Trust                       6,836          88,253
Saul Centers, Inc.                         2,708          86,656
Ramco-Gershenson Properties                3,191          86,636
Town & Country Trust                       3,260          86,227
Winston Hotels, Inc.                       7,001          81,912
Trustreet Properties, Inc.                 4,881          75,119
Correctional Properties Trust              2,757          69,614
Universal Health Realty Income
  Trust                                    2,327          65,738
Bedford Property Investors, Inc.           2,880          62,870
Urstadt Biddle Properties, Inc.            4,050          61,763
Associated Estates Realty Corp.            5,892          58,743
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $16,838,175)                                  19,436,751
                                                   -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
REPURCHASE AGREEMENTS  0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  2.55% due 04/01/05                $     45,210          45,210
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $45,210)                                          45,210
                                                   -------------
SECURITIES LENDING COLLATERAL  11.0%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     2,157,782       2,157,782
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,157,782)                                      2,157,782
                                                   -------------
TOTAL INVESTMENTS 110.4%
  (Cost $19,041,167)                               $  21,639,743
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.4)%                                 $  (2,030,072)
                                                   -------------
NET ASSETS - 100.0%                                $  19,609,671

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                       2

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.8%
Wal-Mart Stores, Inc.+                    22,690   $   1,136,996
Home Depot, Inc.+                         21,850         835,544
Target Corp.                              16,703         835,484
Sears Holdings Corp.*+                     5,603         746,111
eBay, Inc.*                               19,780         737,003
JC Penney Holding Co., Inc.               12,844         666,860
Lowe's Cos., Inc.+                        11,368         648,999
Kohl's Corp.*+                            12,174         628,544
Costco Wholesale Corp.+                   13,980         617,636
Staples, Inc.                             18,604         584,724
The Gap, Inc.+                            25,795         563,363
Federated Department Stores,
  Inc.+                                    8,705         553,986
Limited Brands, Inc.+                     21,799         529,716
Amazon.com, Inc.*+                        15,309         524,639
Nordstrom, Inc.+                           9,270         513,373
Walgreen Co.                              10,490         465,966
Abercrombie & Fitch Co. -- Class
  A+                                       8,025         459,351
Chico's FAS, Inc.*+                       16,188         457,473
American Eagle Outfitters, Inc.           15,346         453,474
Neiman-Marcus Group, Inc. --
  Class A+                                 4,850         443,823
Weight Watchers International,
  Inc.*                                    9,730         418,195
May Department Stores Co.+                10,952         405,443
Urban Outfitters, Inc.*                    8,440         404,867
OfficeMax, Inc.                           11,879         397,946
Dollar Tree Stores, Inc.*+                13,690         393,314
Movie Gallery, Inc.+                      13,527         387,954
Pacific Sunwear of California,
  Inc.*+                                  13,420         375,492
Payless Shoesource, Inc.*+                22,960         362,538
Aeropostale, Inc.*+                       10,720         351,080
Burlington Coat Factory
  Warehouse Corp.                         11,866         340,554
Zale Corp.*                               11,390         338,511
Rent-A-Center, Inc.*                      11,860         323,897
Cabela's, Inc. -- Class A*                15,410         317,908
Regis Corp.                                7,714         315,734
Insight Enterprises, Inc.*                17,127         300,750
InterActiveCorp*+                         13,490         300,422
Too, Inc.*+                               11,480         283,212
Children's Place Retail Stores,
  Inc.*+                                   5,900         281,725
Claire's Stores, Inc.+                    12,099         278,761
Building Material Holding Corp.            6,198         275,687
Select Comfort Corp.*                     13,014         266,006
CVS Corp.                                  4,760         250,471

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Bebe Stores, Inc.                          6,810   $     231,199
United Auto Group, Inc.                    7,900         219,857
NeighborCare, Inc.*                        7,350         214,988
PETCO Animal Supplies, Inc.*               5,650         207,977
Tuesday Morning Corp.*                     7,181         207,315
AutoNation, Inc.*+                        10,740         203,416
Best Buy Co., Inc.                         2,751         148,582
Guitar Center, Inc.*                       2,580         141,461
AutoZone, Inc.*                            1,475         126,408
TJX Cos., Inc.+                            4,155         102,338
Advanced Marketing Services,
  Inc.*                                   16,451          98,706
Coldwater Creek, Inc.*                     5,125          94,710
Bed Bath & Beyond, Inc.*+                  2,483          90,729
Longs Drug Stores Corp.+                   2,030          69,467
BJ's Wholesale Club, Inc.*                 2,069          64,263
Big Lots, Inc.*                            4,200          50,484
Genuine Parts Co.                          1,010          43,925
Dollar General Corp.                       1,930          42,286
Aaron Rents, Inc.                          1,570          31,400
Office Depot, Inc.*                        1,275          28,280
Toys "R" Us, Inc.*                           850          21,896
Family Dollar Stores, Inc.                   580          17,609
Sherwin-Williams Co.                         390          17,156
RadioShack Corp.                             700          17,150
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $18,683,849)                                  22,265,134
                                                   -------------
                                            FACE
                                          AMOUNT
                                   -------------
REPURCHASE AGREEMENTS  0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.55%
  due 04/01/05                     $     102,404         102,404
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $102,404)                                        102,404
                                                   -------------
SECURITIES LENDING COLLATERAL  21.0%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     4,686,565       4,686,565
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,686,565)                                      4,686,565
                                                   -------------
TOTAL INVESTMENTS 121.3%
  (Cost $23,472,818)                               $  27,054,103
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (21.3)%                                 $  (4,744,259)
                                                   -------------
NET ASSETS - 100.0%                                $  22,309,844

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  99.6%
Microsoft Corp.                           49,302   $   1,191,629
Intel Corp.                               35,534         825,455
Cisco Systems, Inc.*                      42,611         762,311
Dell, Inc.*                               14,860         570,921
Hewlett-Packard Co.                       24,687         541,633
International Business Machines
  Corp.                                    5,856         535,121
Motorola, Inc.+                           28,408         425,268
Oracle Corp.*                             33,828         422,173
Texas Instruments, Inc.                   13,156         335,346
Yahoo!, Inc.*+                             9,340         316,626
EMC Corp./MA*                             24,060         296,419
Qualcomm, Inc.                             7,948         291,294
Applied Materials, Inc.*                  14,972         243,295
Corning, Inc.*                            21,600         240,408
Apple Computer, Inc.*                      5,394         224,768
Xerox Corp.*+                             13,396         202,949
Juniper Networks, Inc.*+                   8,540         188,392
First Data Corp.                           4,171         163,962
Broadcom Corp. -- Class A*+                4,878         145,950
Symantec Corp.*+                           5,490         117,102
Adobe Systems, Inc.+                       1,615         108,480
Network Appliance, Inc.*+                  3,370          93,214
Electronic Data Systems Corp.+             4,490          92,808
Google, Inc. -- Class A*+                    500          90,255
Cadence Design Systems, Inc.*              6,033          90,193
Agilent Technologies, Inc.*                3,977          88,289
Micron Technology, Inc.*+                  8,427          87,135
Lam Research Corp.*+                       3,010          86,869
Computer Sciences Corp.*+                  1,868          85,648
Novellus Systems, Inc.*+                   3,095          82,729
Iron Mountain, Inc.*+                      2,825          81,473
Total System Services, Inc.                3,246          81,118
KLA-Tencor Corp.*+                         1,732          79,689
Fiserv, Inc.*+                             1,970          78,406
Veritas Software Corp.*+                   3,131          72,702
BMC Software, Inc.*                        4,840          72,600
Xilinx, Inc.+                              2,472          72,257
Siebel Systems, Inc.*                      7,772          70,958
Sabre Holdings Corp.                       3,200          70,016
Sun Microsystems, Inc.*+                  17,235          69,629
Solectron Corp.*+                         19,966          69,282
Compuware Corp.*                           9,580          68,976
Microchip Technology, Inc.                 2,536          65,961
National Semiconductor Corp.               3,120          64,303
VeriSign, Inc.*+                           2,180          62,566
Global Payments, Inc.+                       964          62,168
Ingram Micro, Inc. -- Class A*             3,716          61,946
Advanced Micro Devices, Inc.*+             3,841          61,917

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Ceridian Corp.*                            3,580   $      61,039
CheckFree Corp.*                           1,450          59,102
Sanmina-SCI Corp.*                        11,120          58,046
Citrix Systems, Inc.*+                     2,430          57,883
Autodesk, Inc.                             1,934          57,556
Avnet, Inc.*                               3,060          56,365
Electronic Arts, Inc.*+                    1,080          55,922
Novell, Inc.*                              9,263          55,207
Certegy, Inc.                              1,590          55,046
Fair Isaac Corp.+                          1,590          54,760
Mettler Toledo International,
  Inc.*                                    1,110          52,725
QLogic Corp.*+                             1,289          52,204
NCR Corp.*+                                1,510          50,947
Harris Corp.                               1,558          50,869
Teradyne, Inc.*+                           3,471          50,677
Comverse Technology, Inc.*+                2,000          50,440
Cognizant Technology Solutions
  Corp.*+                                  1,086          50,173
Unisys Corp.*                              6,940          48,996
BearingPoint, Inc.*                        5,490          48,147
Freescale Semiconductor, Inc. --
  Class B*                                 2,783          48,007
International Rectifier Corp.*+            1,040          47,320
Trimble Navigation Ltd.*                   1,396          47,199
Nvidia Corp.*                              1,940          46,094
Hyperion Solutions Corp.*+                 1,036          45,698
BEA Systems, Inc.*                         5,668          45,174
Ask Jeeves, Inc.*                          1,606          45,096
Akamai Technologies, Inc.*                 3,469          44,160
Titan Corp.*                               2,430          44,129
McAfee, Inc.*                              1,956          44,127
Paychex, Inc.+                             1,332          43,716
NAVTEQ Corp.*+                             1,000          43,350
SunGard Data Systems, Inc.*                1,215          41,918
Parametric Technology Corp.*               7,482          41,824
Western Digital Corp.*                     3,270          41,693
Red Hat, Inc.*                             3,811          41,578
PMC - Sierra, Inc.*+                       4,640          40,832
Varian Semiconductor Equipment
  Associates, Inc.*+                       1,056          40,139
Flir Systems, Inc.*+                       1,320          39,996
Alliance Data Systems Corp.*+                959          38,744
Anixter International, Inc.*+              1,053          38,066
Integrated Circuit Systems,
  Inc.*                                    1,990          38,049
Zebra Technologies Corp. --
  Class A*                                   800          37,992
Wind River Systems, Inc.*+                 2,510          37,851
TIBCO Software, Inc.*                      5,070          37,772
Benchmark Electronics, Inc.*               1,180          37,559


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Semtech Corp.*                             2,019   $      36,080
Macromedia, Inc.*+                         1,000          33,500
Dionex Corp.*                                610          33,245
Macrovision Corp.*                         1,450          33,046
Andrew Corp.*+                             2,810          32,905
Avocent Corp.*                             1,280          32,845
Take-Two Interactive Software,
  Inc.*+                                     840          32,844
Factset Research Systems, Inc.+              984          32,482
Cree, Inc.*+                               1,480          32,190
Coherent, Inc.*                              950          32,072
Fairchild Semiconductor
  International, Inc.*+                    2,090          32,040
Belden CDT, Inc.+                          1,420          31,538
MPS Group, Inc.*                           3,000          31,530
Mentor Graphics Corp.*                     2,260          30,962
Progress Software Corp.*                   1,170          30,677
CACI International, Inc. --
  Class A*                                   550          30,377
Jack Henry & Associates, Inc.              1,680          30,223
Kronos, Inc./MA*                             590          30,155
Cymer, Inc.*                               1,126          30,143
Microsemi Corp.*                           1,830          29,811
Transaction Systems Architects,
  Inc. -- Class A*                         1,260          29,169
Sybase, Inc.*+                             1,580          29,167
Rambus, Inc.*                              1,930          29,085
Activision, Inc.*                          1,943          28,756
Filenet Corp.*                             1,260          28,703
ADTRAN, Inc.+                              1,619          28,559
Hutchinson Technology, Inc.*                 810          28,172
Skyworks Solutions, Inc.*                  4,405          27,972
Paxar Corp.*                               1,260          26,888
Global Imaging Systems, Inc.*                750          26,595
ATMI, Inc.*                                1,060          26,542
Synopsys, Inc.*+                           1,450          26,245
FEI Co.*                                   1,130          26,160
Websense, Inc.*                              483          25,985
CSG Systems International, Inc.*           1,590          25,901
Micrel, Inc.*+                             2,805          25,862
Internet Security Systems, Inc.*           1,390          25,437
Cogent, Inc.*                              1,010          25,432
Retek, Inc.*                               2,260          25,357
Harmonic, Inc.*                            2,550          24,378
Cabot Microelectronics Corp.*+               770          24,163
Axcelis Technologies, Inc.*                3,275          23,908
Utstarcom, Inc.*+                          2,182          23,893
Rogers Corp.*                                570          22,800
Brooks Automation, Inc.*+                  1,460          22,163

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Checkpoint Systems, Inc.*                  1,290$         21,775
Altiris, Inc.*+                              870          20,750
MTS Systems Corp.                            710          20,611
Manhattan Associates, Inc.*                1,010          20,574
Advent Software, Inc.*                     1,100          19,998
Synaptics, Inc.*                             840          19,488
ViaSat, Inc.*                                920          17,195
Talx Corp.                                   860          15,618
Helix Technology Corp.                       970          15,006
Agilsys, Inc.                                360           7,078
Scientific-Atlanta, Inc.                     160           4,515
Avaya, Inc.*                                 200           2,336
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $12,621,610)                                  13,817,697
                                                   -------------

                                            FACE
                                          AMOUNT
                                       ---------
REPURCHASE AGREEMENTS  0.5%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $    64,096          64,096
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $64,096)                                          64,096
                                                   -------------
SECURITIES LENDING COLLATERAL  10.4%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     1,440,716       1,440,716
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,440,716)                                      1,440,716
                                                   -------------
TOTAL INVESTMENTS 110.5%
  (Cost $14,126,422)                               $  15,322,509
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.5)%                                 $  (1,452,915)
                                                   --------------
NET ASSETS - 100.0%                                $  13,869,594

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       2

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.4%
Cisco Systems, Inc.*                      65,490   $   1,171,616
Vodafone Group  PLC -- SP ADR+            37,620         999,187
SBC Communications, Inc.+                 36,370         861,605
Verizon Communications, Inc.              21,370         758,635
Nokia OYJ -- SP ADR*+                     49,080         757,304
Qualcomm, Inc.                            18,480         677,292
Motorola, Inc.+                           43,270         647,752
Sprint Corp.+                             23,180         527,345
Juniper Networks, Inc.*+                  23,710         523,043
Telefonaktiebolaget LM Ericsson
  -- SP ADR*+                             18,055         509,151
Nextel Communications, Inc. --
  Class A*+                               16,890         480,014
BellSouth Corp.+                          17,860         469,539
Corning, Inc.*+                           41,460         461,450
AT&T Corp.                                21,601         405,019
Alltel Corp.+                              6,910         379,013
Crown Castle International
  Corp.*                                  23,324         374,583
CenturyTel, Inc.+                          9,760         320,518
Telephone & Data Systems, Inc.+            3,490         284,784
Alcatel SA -- SP ADR*                     23,480         283,404
Comverse Technology, Inc.*+                7,750         195,455
American Tower Corp. -- Class A*+         10,720         195,426
U.S. Cellular Corp.*                       4,240         193,471
Scientific-Atlanta, Inc.                   6,710         189,356
Harris Corp.                               5,580         182,187
Qwest Communications
  International, Inc.*+                   48,600         179,820
Citizens Communications Co.+              13,219         171,054
Nextel Partners, Inc. -- Class A*          7,660         168,214
Spectrasite, Inc.*                         2,673         154,954
NII Holdings, Inc. -- Class B*+            2,350         135,125
IDT Corp. -- Class B*                      9,040         133,702
Andrew Corp.*+                            10,807         126,550
Harmonic, Inc.*                           13,090         125,140
Boston Communications Group,
  Inc.*                                   16,840         119,901
ADTRAN, Inc.+                              6,580         116,071
Avaya, Inc.*                               9,610         112,245
JDS Uniphase Corp.*+                      61,480         102,672
ADC Telecommunications, Inc.*             50,900         101,291
Foundry Networks, Inc.*+                   9,926          98,267
Plantronics, Inc.+                         2,460          93,677

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Commonwealth Telephone
  Enterprises, Inc.*                       1,890   $      89,095
3Com Corp.*                               24,470          87,113
Utstarcom, Inc.*+                          7,870          86,176
Level 3 Communications, Inc.*+            38,800          79,928
Symmetricom, Inc.*                         7,058          78,273
Belden CDT, Inc.+                          3,187          70,783
Avocent Corp.*                             2,720          69,795
CIENA Corp.*                              39,970          68,748
Lucent Technologies, Inc.*+               23,210          63,828
General Communication -- Class A*          6,480          59,162
Audiovox Corp. -- Class A*                 4,310          54,909
Research In Motion Ltd.*+                    650          49,673
ViaSat, Inc.*                              2,372          44,333
C-COR, Inc.*                               6,892          41,903
Inter-Tel, Inc.                            1,690          41,405
Powerwave Technologies, Inc.*+             5,230          40,480
Black Box Corp.                              950          35,540
Digi International, Inc.*                  2,520          34,574
Sonus Networks, Inc.*                      8,000          33,920
F5 Networks, Inc.*+                          650          32,819
Brooktrout, Inc.*                          2,910          32,738
Extreme Networks, Inc.*                    4,920          28,979
PC-Tel, Inc.*                              3,900          28,704
CommScope, Inc.*                           1,640          24,534
Interdigital Communications
  Corp.*                                   1,540          23,593
Network Equipment Technologies,
  Inc.*                                    3,240          18,241
Tele Norte Leste Participacoes
  SA -- ADR*                                 780          12,067
Freescale Semiconductor, Inc. --
  Class B*                                   449           7,745
Tele Leste Celular
  Participacoes SA -- SP ADR*                675           5,751
McData Corp. -- Class A*                   1,480           5,580
Ixia*                                        150           2,669
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $13,029,883)                                  15,138,890
                                                   -------------

----------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL 28.6%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     4,355,194       4,355,194
                                                   -------------

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                                           VALUE
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,355,194)                                      4,355,194
                                                   -------------
TOTAL INVESTMENTS 128.0%
  (Cost $17,385,077)                               $  19,494,084
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.0)%                                 $  (4,261,305)
                                                   -------------
NET ASSETS - 100.0%                                $   5,232,779

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.

--------------------------------------------------------------------------------
                                       2

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.6%
United Parcel Service, Inc. --
  Class B+                                57,755   $   4,201,099
FedEx Corp.                               36,397       3,419,498
Burlington Northern Santa Fe
  Corp.                                   53,396       2,879,646
Norfolk Southern Corp.                    74,252       2,751,037
CSX Corp.+                                49,390       2,057,093
Union Pacific Corp.+                      29,260       2,039,422
Southwest Airlines Co.                   116,599       1,660,370
Yellow Roadway Corp.*+                    28,269       1,654,867
CNF, Inc.                                 31,476       1,472,762
Expeditors International
  Washington, Inc.+                       18,376         984,035
Alaska Air Group, Inc.*+                  33,081         973,905
J.B. Hunt Transport Services,
  Inc.                                    21,827         955,368
Ryder System, Inc.                        22,603         942,545
Landstar System, Inc.*                    25,144         823,466
Arkansas Best Corp.+                      20,848         787,637
C.H. Robinson Worldwide, Inc.+            13,661         703,951
SkyWest, Inc.                             36,506         678,646
Alexander & Baldwin, Inc.+                15,278         629,454
EGL, Inc.*+                               26,845         612,066
Swift Transportation Co., Inc.*+          25,791         571,013
British Airways  PLC -- SP ADR*           11,304         567,800
Florida East Coast Industries,
  Inc.                                    13,290         564,559
Forward Air Corp.                         13,077         556,819
Heartland Express, Inc.                   27,020         517,433
JetBlue Airways Corp.*+                   26,719         508,730
AirTran Holdings, Inc.*+                  52,368         473,930
Kirby Corp.*                              11,159         469,013
AMR Corp.*+                               40,410         432,387
Frontier Airlines, Inc.*                  37,519         393,199
Overnite Corp.                            11,030         352,850
Knight Transportation, Inc.               13,795         340,323
Kansas City Southern*+                    15,191         292,579
Delta Air Lines, Inc.*+                   59,686         241,728
USF Corp.                                  4,720         227,787
Canadian Pacific Railway Ltd.              6,166         221,791
Pinnacle Airlines Corp.*                  19,490         206,984
Canadian National Railway Co.              2,970         188,031
Werner Enterprises, Inc.+                  9,566         185,867
SCS Transportation, Inc.*                  9,446         175,601
Sirva, Inc.*                              21,512         152,950
U.S. Xpress Enterprises --
  Class A*                                 9,235         150,992

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
CP Ships Ltd.+                            10,410   $     147,614
Pacer International, Inc.*                 5,943         141,978
Genesee & Wyoming, Inc. --
  Class A*                                 4,000         103,640
Mesa Air Group, Inc.*                     12,175          85,225
HUB Group, Inc. -- Class A*                1,158          72,572
FLYi, Inc.*+                                 288             366
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $33,186,159)                                  38,570,628
                                                   -------------

                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  1.0%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at
  2.55% due 04/01/05                 $   386,596         386,596
                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $386,596)                                        386,596
                                                   -------------
SECURITIES LENDING COLLATERAL  21.9%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                     8,458,318       8,458,318
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,458,318)                                      8,458,318
                                                   -------------
TOTAL INVESTMENTS 122.5%
  (Cost $42,031,073)                               $  47,415,542
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.5)%                                 $  (8,706,012)
                                                   -------------
NET ASSETS - 100.0%                                $  38,709,530

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.

ADR--American Depository Receipt.


--------------------------------------------------------------------------------
                                       1

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  99.6%
Exelon Corp.+                             26,334    $  1,208,482
Duke Energy Corp.+                        42,087       1,178,857
TXU Corp.+                                14,804       1,178,843
American Electric Power Co.,
  Inc.+                                   31,338       1,067,372
PG&E Corp.+                               29,573       1,008,439
Southern Co.+                             29,008         923,325
Progress Energy, Inc.+                    21,334         894,961
Entergy Corp.                             12,524         884,946
Dominion Resources, Inc./VA+              10,864         808,608
NiSource, Inc.+                           35,059         798,995
FPL Group, Inc.                           19,734         792,320
AES Corp.*+                               47,860         783,947
Edison International                      22,245         772,346
Xcel Energy, Inc.+                        43,213         742,399
Public Service Enterprise
  Group, Inc.+                            13,561         737,583
FirstEnergy Corp.+                        16,491         691,797
Sempra Energy+                            17,173         684,172
Energy East Corp.+                        25,867         678,233
Consolidated Edison, Inc.+                15,934         672,096
OGE Energy Corp.+                         24,912         671,378
Constellation Energy Group, Inc.          12,827         663,156
DTE Energy Co.+                           14,409         655,321
PPL Corp.+                                11,626         627,688
Northeast Utilities                       29,497         568,407
Peoples Energy Corp.                      13,480         565,082
Atmos Energy Corp.                        20,924         564,948
Ameren Corp.+                             11,385         557,979
SCANA Corp.                               14,590         557,630
Alliant Energy Corp.                      20,305         543,768
KeySpan Corp.+                            13,779         536,968
Questar Corp.                              8,709         516,008
Pepco Holdings, Inc.+                     23,976         503,256
Oneok, Inc.+                              16,002         493,182
Allegheny Energy, Inc.*+                  22,210         458,859
MDU Resources Group, Inc.                 16,182         446,947
CH Energy Group, Inc.                      9,729         444,615
NSTAR                                      8,124         441,133
NRG Energy, Inc.*                         12,445         424,997
DPL, Inc.+                                15,601         390,025
Westar Energy, Inc.                       17,508         378,873
IDACORP, Inc.+                            13,233         375,420
CMS Energy Corp.*+                        28,140         366,946
Equitable Resources, Inc.                  6,262         359,689
Reliant Energy, Inc.*+                    31,595         359,551
Hawaiian Electric Industries,
  Inc.                                    13,896         354,626
Puget Energy, Inc.                        16,010         352,860

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
Energen Corp.                              5,285    $    351,981
AGL Resources, Inc.                        9,961         347,938
New Jersey Resources Corp.                 7,990         347,805
Nicor, Inc.                                9,029         334,886
National Fuel Gas Co.+                    11,150         318,778
Cinergy Corp.+                             7,839         317,636
Unisource Energy Corp.                    10,132         313,788
TECO Energy, Inc.+                        19,407         304,302
UGI Corp.                                  6,652         302,134
PNM Resources, Inc.+                      11,268         300,630
Pinnacle West Capital Corp.                6,850         291,193
Sierra Pacific Resources*+                26,895         289,121
WPS Resources Corp.                        5,355         283,387
Vectren Corp.                             10,606         282,544
Wisconsin Energy Corp.                     7,870         279,385
Southern Union Co.*+                      10,426         261,784
Aqua America, Inc.                        10,720         261,032
Avista Corp.                              13,397         234,447
Calpine Corp.*+                           79,930         223,804
Aquila, Inc.*+                            57,812         221,420
Dynegy, Inc. -- Class A*+                 54,686         213,822
Southwest Gas Corp.                        8,380         202,461
Laclede Group, Inc.                        6,752         197,158
Allete, Inc.                               4,580         191,673
El Paso Electric Co.*+                    10,077         191,463
Northwest Natural Gas Co.                  4,290         155,169
UIL Holding Corp.                          3,001         152,001
Great Plains Energy, Inc.+                 4,602         140,729
Central Vermont Public Service
  Corp.                                    5,012         112,670
Green Mountain Power Corp.                 2,852          83,564
Cleco Corp.                                3,455          73,591
CenterPoint Energy, Inc.+                  5,697          68,535
Piedmont Natural Gas Co.+                  2,879          66,332
American States Water Co.                  2,166          54,800
Cascade Natural Gas Corp.                  2,735          54,591
Black Hills Corp.                            600          19,842
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $35,165,442)                                  37,533,429
                                                    ------------
                                            FACE
                                          AMOUNT
                                      ----------
REPURCHASE AGREEMENTS  0.3%

Collateralized by U.S. Treasury Obligations
Lehman Brothers, Inc. at 2.55%
  due 04/01/05                       $   120,793         120,793
                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $120,793)                                        120,793
                                                    ------------


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)                   March 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL  29.9%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                   $11,254,757    $ 11,254,757
                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,254,757)                                    11,254,757
                                                    ------------
TOTAL INVESTMENTS 129.8%
  (Cost $46,540,992)                                $ 48,908,979
                                                    ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.8)%                                  $(11,224,259)
                                                    ------------
NET ASSETS - 100.0%                                 $ 37,684,720

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       2

AMERIGO
SCHEDULE OF INVESTMENTS                                           March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
COMMON STOCKS  2.1%
  Berkshire Hathaway, Inc. --
      Class A*                                36   $   3,132,000
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $3,258,854)                                    3,132,000
                                                   -------------
EXCHANGE TRADED FUNDS  93.1%
  iShares MSCI Emerging Markets
      Index Fund+                         96,000      19,468,800
  iShares Russell 1000 Value
      Index Fund+                        278,500      18,339,225
  iShares MSCI EAFE Index Fund+          102,000      16,202,700
  iShares Russell Midcap Growth
      Index Fund+                        173,500      14,395,295
  Consumer Staples Select
      Sector SPDR Fund+                  400,000       9,236,000
  iShares Dow Jones U.S.
      Transportation Index Fund+         117,500       7,812,575
  iShares S&P 500 Index Fund/US+          64,000       7,541,760
  Vanguard Value VIPERs                  117,000       6,347,250
  iShares Dow Jones US
      Healthcare Sector Index
      Fund+                              101,000       5,903,450
  iShares S&P 100 Index Fund+             93,000       5,215,440
  SPDR Trust Series 1+                    35,500       4,189,000
  iShares Morningstar Mid Core
      Index Fund+                         64,000       4,178,560
  iShares MSCI Spain Index+              100,000       3,447,000
  iShares Morningstar Large
      Core Index Fund+                    47,000       2,987,790
  iShares MSCI Netherlands
      Index Fund+                        141,000       2,655,030
  Nasdaq-100 Index Tracking
      Stock                               71,000       2,595,050
  iShares MSCI United Kingdom
      Index Fund                         119,000       2,157,470
  iShares S&P Global 100 Index
      Fund                                30,000       1,817,100
  Vanguard Mid-Cap VIPERs*                30,000       1,713,600
  Vanguard Health Care VIPERs             10,000         498,700
                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $125,458,235)                                136,701,795
                                                   -------------

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
MONEY MARKET MUTUAL FUNDS  5.3%
  First American Prime
      Obligations Fund                 7,843,079   $   7,843,079
                                                   -------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $7,843,079)                                    7,843,079
                                                   -------------

                                            FACE
                                          AMOUNT
                                    ------------
U.S. TREASURY BILL  1.4%
U.S. Treasury Bill
  2.70% due 04/21/05                $  2,000,000       1,997,029
                                                   -------------
TOTAL U.S. TREASURY BILL
  (Cost $1,997,029)                                    1,997,029
                                                   -------------
SECURITIES LENDING COLLATERAL  42.6%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                    62,535,085      62,535,085
                                                   -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $62,535,085)                                    62,535,085
                                                   -------------

TOTAL INVESTMENTS 144.5%
  (Cost $201,092,282)                              $ 212,208,988
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (44.5)%                                 $ (65,350,295)
                                                   -------------
NET ASSETS - 100.0%                                $ 146,858,693

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       1

CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  1.1%
  Berkshire Hathaway, Inc. --
      Class A*                                12   $   1,044,000
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $1,037,837)                                    1,044,000
                                                   -------------
EXCHANGE TRADED FUNDS  70.7%
  iShares Lehman 1-3 Year
      Treasury Bond Fund+                200,000      16,174,000
  iShares MSCI EAFE Index Fund+           69,000      10,960,650
  iShares Dow Jones Select
      Dividend Index Fund+               108,000       6,469,200
  iShares S&P 100 Index Fund+             92,000       5,159,360
  iShares Russell 1000 Value
      Index Fund+                         75,000       4,938,750
  iShares Morningstar Mid Core
      Index Fund+                         75,000       4,896,750
  iShares Morningstar Large
      Core Index Fund+                    67,000       4,259,190
  iShares Dow Jones US
      Healthcare Sector Index
      Fund+                               51,000       2,980,950
  iShares Russell Midcap Growth
      Index Fund+                         30,000       2,489,100
  Vanguard Mid-Cap VIPERs*                28,000       1,599,360
  iShares Lehman Aggregate Bond
      Fund+                               14,200       1,433,206
  iShares MSCI United Kingdom
      Index Fund                          74,000       1,341,620
  iShares S&P 500 Index Fund/US+          10,000       1,178,400
  iShares S&P Global 100 Index
      Fund                                14,000         847,980
                                                   -------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $61,090,024)                                  64,728,516
                                                   -------------
MONEY MARKET MUTUAL FUNDS  4.5%
  First American Prime
      Obligations Fund                 4,149,176       4,149,176
                                                   -------------

TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $4,149,176)                                    4,149,176
                                                   -------------
MUTUAL FUNDS  5.8%
  Van Kampen Senior Income
      Trust+                             352,500       3,010,350

                                                          MARKET
                                          SHARES           VALUE
----------------------------------------------------------------
      Templeton Global Income            264,000   $   2,296,800
      Fund+
                                                   -------------
TOTAL MUTUAL  FUNDS
  (Cost $5,222,548)                                    5,307,150
                                                   -------------

                                            FACE
                                          AMOUNT
                                   -------------
U.S. TREASURY BILL  14.2%
  2.65% due 04/14/05               $   3,000,000       2,997,153
  2.70% due 04/21/05                   3,000,000       2,995,529
  2.48% due 05/05/05+                  3,000,000       2,993,058
  2.65% due 04/28/05                   2,000,000       1,996,064
  3.09% due 09/29/05                   2,000,000       1,969,129
                                                   -------------
TOTAL U.S. TREASURY BILL
  (Cost $12,950,933)                                  12,950,933
                                                   -------------
FEDERAL AGENCY BONDS  5.0%
United States Treasury Inflation
  Indexed Bonds
  3.38% due 01/15/07                   3,430,146       3,601,654
  3.63% due 01/15/08                     885,240         952,601
                                                   -------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $4,569,920)                                    4,554,255
                                                   -------------
SECURITIES LENDING COLLATERAL  38.5%
Investment in Securities Lending Short
Term
      Investment Portfolio held
      by U.S. Bank                    35,238,275      35,238,275
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $35,238,275)                                    35,238,275
                                                   -------------
TOTAL INVESTMENTS 139.8%
  (Cost $124,258,713)                              $ 127,972,305
                                                   -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (39.8)%                                 $ (36,414,349)
                                                   -------------
NET ASSETS - 100.0%                                $  91,557,956

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2005.


--------------------------------------------------------------------------------
                                       1

For information on a Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 8, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-Q that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               RYDEX VARIABLE TRUST
            --------------------------------------------

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                           -----------------------------------------------------
                           Carl G. Verboncoeur, President

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                           -----------------------------------------------------
                           Carl G. Verboncoeur, President

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ NICK BONOS
                           -----------------------------------------------------
                               Nick Bonos, Vice President and Treasurer

Date                                MAY 23, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.